UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-5724
Oppenheimer Global Strategic Income Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end: September 30
Date of reporting period: 03/31/2011

Item 1. Reports to Stockholders.

March 31, 2011

Oppenheimer Global Strategic Income Fund

Management Commentary and Semiannual Report

MANAGEMENT COMMENTARY

An Interview with Your Fund's Portfolio Managers

SEMIANNUAL REPORT

Listing of Top Holdings

Financial Statements

OppenheimerFunds®
The Right Way to Invest

March 31, 2011 Oppenheimer Management Global Strategic Commentary and Income Fund Semiannual Report M A N A G E M E N T C O M M E N TA R Y An Interview with Your Fund’s Portfolio Managers S E M I A N N U A L R E P O RT Listing of Top Holdings Financial Statements

TOP HOLDINGS AND ALLOCATIONS

Portfolio Allocation

Corporate Bonds and Notes	30.1%
Foreign Government Obligations	21.1
Mortgage-Backed Obligations:
Government Agency	6.8
Non-Agency	12.5
Investment Companies	14.9
Structured Securities	6.0
U.S. Government Obligations	3.0
Cash Equivalent	2.8
Asset-Backed Securities	1.4
Common Stocks	0.6
Loan Participations	0.4
Preferred Stocks	0.4
Rights, Warrants and Certificates	—
Options Purchased	—
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on the total market value of investments. The Fund may invest without limit in below investment-grade securities, which carry a greater risk that the issue may default on principal or interest payments, and in foreign securities, which entail higher expenses and risks, such as currency fluctuation.

Corporate Bonds & Notes—Top Ten Industries

Oil, Gas & Consumable Fuels	4.6%
Commercial Banks	2.3
Media	1.7
Hotels, Restaurants & Leisure	1.6
Electric Utilities	1.6
Paper & Forest Products	1.3
Diversified Telecommunication Services	1.3
Chemicals	1.1
Aerospace & Defense	1.1
Food Products	1.0
Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2011, and are based on net assets.
8 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares.
Investors should consider the Fund’s investment objectives, risks, expenses and other charges carefully before investing. The Fund’s prospectus and, if available, the Fund’s summary prospectus contain this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.525.7048 or visiting our website at www.oppenheimerfunds.com. Read the prospectus and, if available, the summary prospectus carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%.
Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B shares uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period Class N shares are subject to an annual 0.25% asset-based sales charge.
Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to fee-based clients of dealers that have a special agreement with the Distributor, to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals. There is no sales charge for Class Y shares.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
9 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended March 31, 2011.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
10 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
	October 1, 2010	March 31, 2011	March 31, 2011

Actual
Class A	$1,000.00	$1,033.00	$4.72
Class B	1,000.00	1,030.60	9.41
Class C	1,000.00	1,029.10	8.58
Class N	1,000.00	1,033.20	6.87
Class Y	1,000.00	1,036.50	3.56

Hypothetical (5% return before expenses)
Class A	1,000.00	1,020.29	4.70
Class B	1,000.00	1,015.71	9.34
Class C	1,000.00	1,016.50	8.53
Class N	1,000.00	1,018.20	6.82
Class Y	1,000.00	1,021.44	3.53
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated funds, based on the 6-month period ended March 31, 2011 are as follows:

Class	Expense Ratios

Class A	0.93%
Class B	1.85
Class C	1.69
Class N	1.35
Class Y	0.70
The expense ratios reflect voluntary waivers or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
11 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS March 31, 2011 / Unaudited

	Principal
	Amount	Value

Asset-Backed Securities—1.5%
Ally Auto Receivables Trust 2010-2, Automobile Receivables Nts., Series 2010-2, Cl. A4, 2.09%, 5/15/15	$1,720,000	$1,735,988
Ally Auto Receivables Trust 2010-4, Automobile Receivables Nts., Series 2010-4, Cl. A3, 0.91%, 11/17/14	1,210,000	1,205,633
Ally Master Owner Trust, Asset-Backed Nts., Series 2011-1, Cl. A2, 2.15%, 1/15/16	3,175,000	3,177,620
AmeriCredit Automobile Receivables Trust 2010-4, Automobile Receivables-Backed Nts., Series 2010-4, Cl. A3, 1.27%, 4/8/15	885,000	884,025
AmeriCredit Prime Automobile Receivables Trust 2007-1, Automobile Receivables Nts., Series 2007-1, Cl. D, 5.62%, 9/8/14	3,495,000	3,590,222
AmeriCredit Prime Automobile Receivables Trust 2010-1, Automobile Receivables Nts., Series 2010-1, Cl. A2, 0.97%, 1/15/13	1,585,777	1,586,318
Argent Securities Trust 2004-W8, Asset-Backed Pass-Through Certificates, Series 2004-W8, Cl. A2, 1.21%, 5/25/34[1]	4,647,879	4,126,606
Argent Securities Trust 2006-M3, Asset-Backed Pass-Through Certificates, Series 2006-M3, Cl. A2B, 0.35%, 9/25/36[1]	1,565,639	554,635
Bank of America Auto Trust 2010-2, Automobile Receivables, Series 2010-2, Cl. A4, 1.94%, 6/15/17	1,060,000	1,070,648
Capital Auto Receivables Asset Trust 2007-1, Automobile Asset-Backed Securities, Series 2007-1, Cl. B, 5.15%, 9/17/12	693,000	711,621
Capital One Auto Finance Trust, Automobile Receivables, Series 2006-C, Cl. A4, 0.285%, 5/15/13[1]	1,335,963	1,331,628
Chase Funding Trust 2003-2, Mtg. Loan Asset-Backed Certificates, Series 2003-2, Cl. 2A2, 0.81%, 2/25/33[1]	24,359	21,058
Citibank Omni Master Trust, Credit Card Receivables:
Series 2009-A13, Cl. A13, 5.35%, 8/15/18[2]	2,005,000	2,183,379
Series 2009-A17, Cl. A17, 4.90%, 11/15/18[2]	2,005,000	2,146,250
Series 2009-A8, Cl. A8, 2.355%, 5/16/16[1,2]	3,035,000	3,081,702
Citigroup Mortgage Loan Trust, Inc. 2006-WFH3, Asset-Backed Pass-Through Certificates, Series 2006-WFH3, Cl. A2, 0.35%, 10/25/36[1]	27,746	27,721
CNH Equipment Trust, Asset-Backed Certificates, Series 2009-B, Cl. A3, 2.97%, 3/15/13	118,761	118,874
Countrywide Home Loans, Asset-Backed Certificates:
Series 2005-16, Cl. 2AF2, 5.382%, 5/1/36	1,614,031	1,350,648
Series 2005-17, Cl. 1AF2, 5.363%, 5/1/36	764,629	620,137
CWABS Asset-Backed Certificates Trust 2006-25, Asset-Backed Certificates, Series 2006-25, Cl. 2A2, 0.37%, 6/25/47[1]	10,144,000	9,400,054
CWHEQ Revolving Home Equity Loan Trust, Asset-Backed Certificates:
Series 2005-G, Cl. 2A, 0.485%, 12/15/35[1]	493,425	276,554
Series 2006-H, Cl. 2A1A, 0.405%, 11/15/36[1]	188,012	72,945
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11[3,4]	15,000,000	150
12 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Asset-Backed Securities Continued
DSC Floorplan Master Owner Trust, Automobile Receivable Nts., Series 2011-1, Cl. A, 3.91%, 3/15/16	$1,945,000	$1,945,000
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15[4]	2,710,000	2,709,160
DVI Receivables Corp., Equipment Asset-Backed Certificates, Series 2001-2, Cl. C, 4.405%, 6/11/11[3]	3,083,887	31
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 0.656%, 8/15/25[3,4]	2,730,094	—
First Franklin Mortgage Loan Trust 2006-FF10, Mtg. Pass-Through Certificates, Series 2006-FF10, Cl. A3, 0.34%, 7/25/36[1]	286,030	282,968
First Franklin Mortgage Loan Trust 2006-FF9, Mtg. Pass-Through Certificates, Series 2006-FF9, Cl. 2A2, 0.36%, 6/25/36[1]	202,493	201,457
First Investors Auto Owner Trust 2011-1, Automobile Receivable Nts., Series 2011-1, Cl. A2, 1.47%, 3/16/15	2,275,000	2,274,932
Ford Credit Auto Lease Trust, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.75%, 10/15/12[2]	2,370,000	2,370,808
Ford Credit Auto Owner Trust, Automobile Receivable Nts., Series 2010-A, Cl. A4, 2.15%, 6/15/15	2,940,000	2,984,626
Ford Credit Floorplan Master Owner Trust 2011-1, Asset-Backed Nts., Series 2011-1, Cl. A1, 2.12%, 2/15/16	2,340,000	2,345,377
GE Capital Credit Card Master Note Trust, Asset-Backed Nts., Series 2009-2, Cl. A, 3.69%, 7/15/15	2,050,000	2,123,141
GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23[4]	2,160,000	2,171,297
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D, 12.54%, 6/13/11[3,4]	9,183,876	—
Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub. Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29	5,000,000	4,545,549
Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/1/31[19]	1,980,732	392,562
Harley-Davidson Motorcycle Trust 2010-1, Motorcycle Contract-Backed Nts., Series 2010-1, Cl. A3, 1.16%, 2/15/15	1,630,000	1,628,589
Hertz Vehicle Financing LLC, Automobile Receivable Nts., Series 2010-1A, Cl. A1, 2.60%, 2/25/15[2]	2,560,000	2,595,791
Home Equity Mortgage Trust 2005-1, Mtg. Pass-Through Certificates, Series 2005-1, Cl. M6, 5.863%, 6/1/35	2,774,000	1,462,250
HSBC Home Equity Loan Trust 2005-3, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2005-3, Cl. A1, 0.514%, 1/20/35[1]	1,174,584	1,130,689
HSBC Home Equity Loan Trust 2006-4, Closed-End Home Equity Loan Asset-Backed Certificates, Series 2006-4, Cl. A2V, 0.364%, 3/20/36[1]	374,991	373,816
Hyundai Auto Receivables Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 1.50%, 10/15/14	1,125,000	1,135,224
13 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Asset-Backed Securities Continued
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts.:
Series 2007-1A, Cl. B, 2.165%, 8/15/22[1,4]	$21,000,000	$14,070,000
Series 2007-1A, Cl. C, 3.465%, 8/15/22[1,4]	17,780,000	11,379,200
Series 2007-1A, Cl. D, 5.465%, 8/15/22[1,4]	17,780,000	10,668,000
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.71%, 3/24/14[1,4]	4,305,676	86,114
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 0.35%, 8/25/36[1]	5,450,178	2,041,007
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29[3,4]	4,475,119	402,761
Nissan Auto Lease Trust 2010-B, Automobile Asset-Backed Nts., Series 2010-B, Cl. A3, 1.12%, 12/15/13	2,100,000	2,102,079
Nissan Auto Lease Trust, Automobile Receivable Nts., Series 2010-A, Cl. A3, 1.39%, 1/15/16	2,225,000	2,236,458
Popular ABS Mortgage Pass-Through Trust 2005-6, Mtg. Pass-Through Certificates, Series 2005-6, Cl. A3, 5.68%, 1/1/36	1,050,784	954,623
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through Certificates, Series 2006-KS7, Cl. A2, 0.35%, 9/25/36[1]	594,936	591,228
Santander Drive Auto Receivables Trust 2010-3, Automobile Receivables Nts., Series 2010-3, Cl. A3, 1.20%, 6/16/14	1,305,000	1,307,894
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17[4]	908,861	909,406
SLM Student Loan Trust, Student Loan Receivables, Series 2005-B, Cl. B, 0.71%, 6/15/39[1]	6,586,000	3,054,148
SSB RV Trust 2001-1, Recreational Vehicles Mtg. Obligations, Series 2001-1, Cl. B, 6.64%, 4/1/18	93,406	93,344
Terwin Mortgage Trust, Home Equity Asset-Backed Securities, Series 2006-4SL, Cl. A1, 4.50%, 5/1/37[1,2,19]	475,077	142,925
Toyota Auto Receivable Owner Trust 2010-B, Automobile Receivable Nts., Series 2010-B, Cl. A2, 0.74%, 7/16/12	2,535,000	2,537,483
Volkswagen Auto Lease Trust 2010-A, Automobile Receivable Nts., Series 2010-A, Cl. A3, 0.99%, 11/20/13	2,090,000	2,088,600
Volvo Financial Equipment LLC, Asset-Backed Certificates, Series 2010-1A, Cl. A3, 1.56%, 6/17/13[2]	1,130,000	1,134,933
World Financial Network Credit Card Master Note Trust, Credit Card Receivables, Series 2009-A, Cl. A, 4.60%, 9/15/15	2,060,000	2,102,287

Total Asset-Backed Securities (Cost $186,775,085)		129,850,173
14 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Mortgage-Backed Obligations—19.9%
Government Agency—7.0%
FHLMC/FNMA/FHLB/Sponsored—6.7%
Federal Home Loan Mortgage Corp.:
5%, 12/15/34	$3,090,830	$3,248,837
5.50%, 9/1/39	6,260,215	6,684,621
6%, 1/15/19-7/15/24	5,622,925	6,154,081
6%, 4/1/41[5]	17,045,000	18,517,790
6.50%, 4/15/18-6/15/35	4,321,672	4,803,787
7%, 8/15/21-3/1/35	3,657,013	4,209,615
7.50%, 1/1/32-2/15/32	4,468,304	5,177,416
8.50%, 8/15/31	256,198	306,210
10%, 5/15/20	125,287	142,709
10.50%, 6/14/20	82,899	95,480
11.50%, 11/14/16	19,800	19,959
12%, 7/15/15-6/15/17	106,068	106,722
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Series 1360, Cl. PZ, 7.50%, 9/15/22	4,177,393	4,696,007
Series 151, Cl. F, 9%, 5/15/21	8,600	9,777
Series 1590, Cl. IA, 1.363%, 10/15/23[1]	3,648,202	3,683,748
Series 1674, Cl. Z, 6.75%, 2/15/24	191,324	211,542
Series 2006-11, Cl. PS, 23.652%, 3/25/36[1]	2,070,955	2,934,403
Series 2034, Cl. Z, 6.50%, 2/15/28	31,740	36,027
Series 2042, Cl. N, 6.50%, 3/15/28	46,425	53,903
Series 2043, Cl. ZP, 6.50%, 4/15/28	3,151,989	3,250,669
Series 2053, Cl. Z, 6.50%, 4/15/28	32,148	36,674
Series 2116, Cl. ZA, 6%, 1/15/29	2,297,961	2,532,113
Series 2122, Cl. F, 0.705%, 2/15/29[1]	94,535	94,687
Series 2279, Cl. PK, 6.50%, 1/15/31	55,334	60,307
Series 2326, Cl. ZP, 6.50%, 6/15/31	516,812	600,427
Series 2344, Cl. FP, 1.205%, 8/15/31[1]	1,290,287	1,306,354
Series 2368, Cl. PR, 6.50%, 10/15/31	76,541	83,385
Series 2368, Cl. TG, 6%, 10/15/16	480,011	513,329
Series 2401, Cl. FA, 0.905%, 7/15/29[1]	176,574	178,013
Series 2412, Cl. GF, 1.205%, 2/15/32[1]	2,501,974	2,537,280
Series 2427, Cl. ZM, 6.50%, 3/15/32	2,351,071	2,645,184
Series 2451, Cl. FD, 1.255%, 3/15/32[1]	911,146	924,634
Series 2453, Cl. BD, 6%, 5/15/17	117,714	126,412
Series 2461, Cl. PZ, 6.50%, 6/15/32	339,167	375,526
Series 2464, Cl. FI, 1.255%, 2/15/32[1]	918,538	930,655
Series 2470, Cl. AF, 1.255%, 3/15/32[1]	1,470,052	1,499,809
Series 2470, Cl. LF, 1.255%, 2/15/32[1]	939,407	954,537
Series 2471, Cl. FD, 1.255%, 3/15/32[1]	1,462,420	1,484,740
Series 2475, Cl. FB, 1.255%, 2/15/32[1]	1,286,577	1,308,368
Series 2500, Cl. FD, 0.755%, 3/15/32[1]	366,830	368,444
Series 2517, Cl. GF, 1.255%, 2/15/32[1]	776,722	789,005
Series 2526, Cl. FE, 0.655%, 6/15/29[1]	430,007	430,950
Series 2551, Cl. FD, 0.655%, 1/15/33[1]	298,415	299,104
15 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Series 2551, Cl. LF, 0.755%, 1/15/33[1]	$142,662	$143,391
Series 2676, Cl. KY, 5%, 9/15/23	2,635,000	2,837,995
Series 2676, Cl. TF, 0.855%, 1/15/32[1]	1,406,997	1,408,356
Series 2750, Cl. XG, 5%, 2/1/34	740,000	776,901
Series 2754, Cl. PE, 5%, 2/15/34	5,000,000	5,248,758
Series 2890, Cl. PE, 5%, 11/1/34	750,000	787,541
Series 2907, Cl. GC, 5%, 6/1/27	914,468	922,778
Series 2915, Cl. GA, 4.50%, 12/1/21	1,150,703	1,171,964
Series 2929, Cl. PC, 5%, 1/1/28	630,545	634,898
Series 2936, Cl. PE, 5%, 2/1/35	2,807,000	2,942,765
Series 2952, Cl. GJ, 4.50%, 12/1/28	561,187	564,590
Series 3025, Cl. SJ, 23.815%, 8/15/35[1]	2,014,298	2,732,247
Series 3057, Cl. LG, 5%, 10/15/35	5,000,000	5,246,273
Series 3094, Cl. HS, 23.448%, 6/15/34[1]	1,153,578	1,553,400
Federal Home Loan Mortgage Corp., Interest-Only Stripped Mtg.-Backed Security:
Series 183, Cl. IO, 12.635%, 4/1/27[6]	570,088	115,531
Series 192, Cl. IO, 13.258%, 2/1/28[6]	252,713	51,238
Series 2035, Cl. PE, 0.493%, 3/15/28[6]	67,459	13,748
Series 2049, Cl. PL, 23.855%, 4/15/28[6]	414,495	84,616
Series 205, Cl. IO, 10.233%, 9/1/29[6]	1,341,207	286,961
Series 206, Cl. IO, 0%, 12/1/29[6,7]	432,624	99,733
Series 207, Cl. IO, 0%, 4/1/30[6,7]	466,866	95,028
Series 2074, Cl. S, 59.893%, 7/17/28[6]	339,799	65,834
Series 2079, Cl. S, 74.696%, 7/17/28[6]	573,504	110,411
Series 214, Cl. IO, 0%, 6/1/31[6,7]	444,755	98,422
Series 2177, Cl. SB, 99.999%, 8/15/29[6]	359,386	72,556
Series 243, Cl. 6, 5.328%, 12/15/32[6]	1,508,578	330,019
Series 2526, Cl. SE, 38.83%, 6/15/29[6]	777,023	146,085
Series 2802, Cl. AS, 83.859%, 4/15/33[6]	1,592,326	148,262
Series 2819, Cl. S, 50.871%, 6/15/34[6]	7,807,563	1,249,499
Series 2920, Cl. S, 65.869%, 1/15/35[6]	4,467,368	735,041
Series 3004, Cl. SB, 8.906%, 7/15/35[6]	8,427,864	1,168,077
Series 3110, Cl. SL, 34.861%, 2/15/26[6]	1,683,443	201,140
Series 3451, Cl. SB, 25.903%, 5/15/38[6]	5,586,164	635,897
Federal National Mortgage Assn.:
3.50%, 4/1/26[5]	27,405,000	27,482,063
4%, 4/1/26-4/1/41[5]	18,300,000	18,061,007
4.002%, 10/1/36[1]	13,207,311	13,868,508
4.50%, 4/1/26-4/1/41[5]	69,762,000	71,388,300
5%, 11/25/21-12/25/21	126,454	135,019
5%, 4/1/41[5]	54,358,000	56,872,058
5.50%, 1/25/22-1/1/36	4,699,068	5,062,714
5.50%, 4/1/26-4/1/41[5]	78,152,000	83,648,584
6%, 6/25/17-1/25/19	206,791	225,542
6%, 4/1/40[5]	48,510,000	52,762,193
6.50%, 4/25/18-1/1/34	13,372,793	15,159,030
16 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn.: Continued
7%, 11/1/17-9/25/34	$13,785,809	$15,848,391
7%, 4/1/34[8]	6,509,360	7,525,613
7.50%, 2/25/27-3/25/33	8,143,572	9,448,120
8.50%, 7/1/32	37,122	42,286
9.50%, 4/25/20-4/8/21	63,389	75,131
11%, 7/25/16-2/25/26	220,203	258,634
13%, 6/25/15	41,574	48,503
15%, 5/9/13	32,957	35,612
Federal National Mortgage Assn. Grantor Trust:
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T10, Cl. IO, 45.468%, 12/25/41[6]	101,386,616	1,686,495
Interest-Only Stripped Mtg.-Backed Security, Trust 2001-T3, Cl. IO, 47.329%, 11/25/40[6]	11,551,082	244,056
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates:
Trust 1996-35, Cl. Z, 7%, 7/25/26	192,069	213,349
Trust 1997-45, Cl. CD, 8%, 7/18/27	1,241,747	1,434,153
Trust 1998-58, Cl. PC, 6.50%, 10/25/28	1,215,986	1,333,621
Trust 1999-14, Cl. MB, 6.50%, 4/25/29	53,725	59,281
Trust 1999-54, Cl. LH, 6.50%, 11/25/29	2,234,630	2,450,686
Trust 2001-19, Cl. Z, 6%, 5/1/31	1,152,742	1,268,678
Trust 2001-44, Cl. QC, 6%, 9/25/16	246,282	264,536
Trust 2001-51, Cl. OD, 6.50%, 10/25/31	329,428	371,457
Trust 2001-65, Cl. F, 0.85%, 11/25/31[1]	1,989,325	1,996,785
Trust 2001-69, Cl. PF, 1.25%, 12/25/31[1]	2,149,996	2,192,183
Trust 2001-80, Cl. ZB, 6%, 1/25/32	2,449,777	2,695,785
Trust 2002-12, Cl. PG, 6%, 3/25/17	1,428,703	1,539,179
Trust 2002-19, Cl. PE, 6%, 4/25/17	746,056	801,050
Trust 2002-21, Cl. PE, 6.50%, 4/25/32	2,364,523	2,608,414
Trust 2002-29, Cl. F, 1.25%, 4/25/32[1]	1,068,811	1,089,915
Trust 2002-60, Cl. FH, 1.25%, 8/25/32[1]	2,085,527	2,120,785
Trust 2002-64, Cl. FJ, 1.25%, 4/25/32[1]	328,508	334,994
Trust 2002-68, Cl. FH, 0.754%, 10/18/32[1]	700,603	704,742
Trust 2002-81, Cl. FM, 0.75%, 12/25/32[1]	1,230,985	1,238,402
Trust 2002-84, Cl. FB, 1.25%, 12/25/32[1]	204,467	208,518
Trust 2002-9, Cl. PC, 6%, 3/25/17	1,621,132	1,762,783
Trust 2003-11, Cl. FA, 1.25%, 9/25/32[1]	279,018	284,547
Trust 2003-116, Cl. FA, 0.65%, 11/25/33[1]	485,168	486,350
Trust 2003-28, Cl. KG, 5.50%, 4/25/23	5,556,000	6,090,264
Trust 2003-3, Cl. FM, 0.75%, 4/25/33[1]	1,444,958	1,453,650
Trust 2004-101, Cl. BG, 5%, 1/25/20	5,855,266	6,227,480
Trust 2004-9, Cl. AB, 4%, 7/1/17	2,339,681	2,396,554
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44	1,360,706	1,620,898
Trust 2005-12, Cl. JC, 5%, 6/1/28	1,782,643	1,820,731
Trust 2005-22, Cl. EC, 5%, 10/1/28	1,255,411	1,283,980
Trust 2005-25, Cl. PS, 27.062%, 4/25/35[1]	770,253	1,188,972
Trust 2005-30, Cl. CU, 5%, 4/1/29	955,973	982,546
Trust 2005-31, Cl. PB, 5.50%, 4/25/35	2,865,000	3,162,586
17 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates: Continued
Trust 2005-69, Cl. LE, 5.50%, 11/1/33	$4,206,977	$4,473,577
Trust 2005-71, Cl. DB, 4.50%, 8/25/25	3,700,000	3,932,338
Trust 2006-46, Cl. SW, 23.284%, 6/25/36[1]	3,055,478	4,155,778
Trust 2009-36, Cl. FA, 1.19%, 6/25/37[1]	3,992,388	4,052,291
Trust 2011-15, Cl. DA, 4%, 3/1/41	4,385,389	4,587,919
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Trust 2001-61, Cl. SH, 48.744%, 11/18/31[6]	2,258,029	377,325
Trust 2001-63, Cl. SD, 25.42%, 12/18/31[6]	60,131	9,782
Trust 2001-68, Cl. SC, 20.996%, 11/25/31[6]	39,849	6,594
Trust 2001-81, Cl. S, 39.803%, 1/25/32[6]	579,629	104,411
Trust 2002-28, Cl. SA, 41.727%, 4/25/32[6]	416,719	88,399
Trust 2002-38, Cl. SO, 58.585%, 4/25/32[6]	406,825	70,258
Trust 2002-39, Cl. SD, 44.396%, 3/18/32[6]	632,958	118,874
Trust 2002-48, Cl. S, 38.549%, 7/25/32[6]	656,269	119,620
Trust 2002-52, Cl. SL, 39.563%, 9/25/32[6]	397,268	73,709
Trust 2002-53, Cl. SK, 44.088%, 4/25/32[6]	394,557	74,909
Trust 2002-56, Cl. SN, 40.992%, 7/25/32[6]	900,041	165,137
Trust 2002-65, Cl. SC, 74.895%, 6/25/26[6]	1,271,534	212,768
Trust 2002-77, Cl. IS, 50.333%, 12/18/32[6]	693,106	130,812
Trust 2002-77, Cl. SH, 47.705%, 12/18/32[6]	747,882	140,650
Trust 2002-89, Cl. S, 69.908%, 1/25/33[6]	4,261,678	854,472
Trust 2002-9, Cl. MS, 37.798%, 3/25/32[6]	779,306	145,278
Trust 2003-13, Cl. IO, 15.222%, 3/25/33[6]	3,150,627	678,632
Trust 2003-23, Cl. ES, 77.949%, 10/25/22[6]	9,358,473	860,269
Trust 2003-26, Cl. DI, 11.612%, 4/25/33[6]	1,851,118	390,246
Trust 2003-26, Cl. IK, 15.216%, 4/25/33[6]	324,404	68,390
Trust 2003-33, Cl. SP, 52.786%, 5/25/33[6]	2,553,758	425,400
Trust 2003-4, Cl. S, 47.743%, 2/25/33[6]	1,294,639	230,478
Trust 2003-46, Cl. IH, 0%, 6/1/23[6,7]	473,374	59,488
Trust 2004-56, Cl. SE, 21.643%, 10/25/33[6]	2,497,345	430,580
Trust 2005-14, Cl. SE, 41.652%, 3/25/35[6]	1,208,180	161,263
Trust 2005-40, Cl. SA, 68.122%, 5/25/35[6]	6,966,415	1,287,794
Trust 2005-40, Cl. SB, 80.687%, 5/25/35[6]	3,191,556	497,748
Trust 2005-71, Cl. SA, 69.838%, 8/25/25[6]	3,314,635	483,947
Trust 2006-129, Cl. SM, 16.867%, 1/25/37[6]	4,652,144	639,668
Trust 2006-51, Cl. SA, 23.027%, 6/25/36[6]	29,480,274	4,287,514
Trust 2006-60, Cl. DI, 44.27%, 4/25/35[6]	1,916,716	279,247
Trust 2006-90, Cl. SX, 95.959%, 9/25/36[6]	6,633,935	1,457,454
Trust 2007-88, Cl. XI, 25.022%, 6/25/37[6]	16,653,513	2,347,594
Trust 2008-55, Cl. SA, 18.889%, 7/25/38[6]	2,894,516	299,390
Trust 221, Cl. 2, 33.33%, 5/1/23[6]	594,136	119,116
Trust 247, Cl. 2, 19.512%, 10/1/23[6]	243,560	49,624
Trust 252, Cl. 2, 23.606%, 11/1/23[6]	70,539	13,837
Trust 254, Cl. 2, 9.686%, 1/1/24[6]	201,554	39,287
Trust 2682, Cl. TQ, 99.999%, 10/15/33[6]	2,761,924	454,651
Trust 2981, Cl. BS, 99.999%, 5/15/35[6]	4,831,279	763,842
18 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

FHLMC/FNMA/FHLB/Sponsored Continued
Federal National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security: Continued
Trust 301, Cl. 2, 2.572%, 4/1/29[6]	$855,421	$166,876
Trust 303, Cl. IO, 28.556%, 11/1/29[6]	536,485	137,565
Trust 313, Cl. 2, 17.251%, 6/1/31[6]	7,582,551	1,683,868
Trust 319, Cl. 2, 7.402%, 2/1/32[6]	2,362,137	515,085
Trust 321, Cl. 2, 5.437%, 4/1/32[6]	3,720,791	879,001
Trust 324, Cl. 2, 0.053%, 7/1/32[6]	1,639,921	361,133
Trust 328, Cl. 2, 0%, 12/1/32[6,7]	1,795,885	382,935
Trust 331, Cl. 5, 0%, 2/1/33[6,7]	3,121,330	689,843
Trust 332, Cl. 2, 0%, 3/1/33[6,7]	8,718,095	2,043,810
Trust 334, Cl. 10, 3.747%, 2/1/33[6]	2,636,141	582,542
Trust 334, Cl. 12, 0%, 2/1/33[6,7]	3,941,609	855,768
Trust 338, Cl. 2, 0%, 7/1/33[6,7]	9,664,423	2,052,802
Trust 339, Cl. 7, 0%, 7/1/33[6,7]	9,140,265	1,851,270
Trust 345, Cl. 9, 0%, 1/1/34[6,7]	3,645,088	741,797
Trust 351, Cl. 10, 0%, 4/1/34[6,7]	1,097,014	207,562
Trust 351, Cl. 8, 0%, 4/1/34[6,7]	1,802,691	340,410
Trust 356, Cl. 10, 0%, 6/1/35[6,7]	1,491,946	291,185
Trust 356, Cl. 12, 0%, 2/1/35[6,7]	736,780	133,973
Trust 362, Cl. 13, 0.145%, 8/1/35[6]	98,137	21,453
Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
Series 1992-2, Cl. IO, 17.22%, 9/15/22[6]	9,435,856	196,497
Series 1995-2B, Cl. 2IO, 26.60%, 6/15/25[6]	676,897	20,681
Series 1995-3, Cl. 1IO, 12.585%, 9/15/25[6]	22,244,497	170,044

		605,215,368

GNMA/Guaranteed—0.2%
Government National Mortgage Assn.:
2.625%, 7/1/27[1]	5,835	6,027
7%, 1/29/28-2/8/30	1,363,922	1,576,806
8%, 1/29/28-9/29/28	588,591	690,796
11%, 11/8/19	8,518	9,495
12%, 12/9/13-9/1/15	17,798	19,785
12.50%, 12/29/13-11/29/15	383,083	398,918
13%, 10/30/15	522,571	571,975
13.50%, 6/30/15	746,887	809,444
Government National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
Series 1999-32, Cl. ZB, 8%, 9/16/29	5,568,189	6,662,300
Series 2000-12,Cl. ZA, 8%, 2/16/30	2,893,749	3,295,968
Series 2000-7, Cl. Z, 8%, 1/16/30	2,636,136	2,996,771
Government National Mortgage Assn., Interest-Only Stripped Mtg.-Backed Security:
Series 1998-19, Cl. SB, 63.395%, 7/16/28[6]	1,205,095	234,542
Series 1998-6, Cl. SA, 73.034%, 3/16/28[6]	705,857	126,324
Series 2007-17, Cl. AI, 17.194%, 4/16/37[6]	3,289,972	491,856

		17,891,007
19 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Other Agency—0.1%
NCUA Guaranteed Notes Trust 2010-C1, Gtd. Nts.:
Series 2010-C1, Cl. A1, 1.60%, 10/29/20	$2,120,703	$2,069,731
Series 2010-C1, Cl. A2, 2.90%, 10/29/20	3,075,000	2,998,363
NCUA Guaranteed Notes Trust 2010-R1, Gtd. Nts., Series 2010-R1, Cl. 1A, 0.709%, 10/7/20[1]	4,500,214	4,505,840
NCUA Guaranteed Notes Trust 2010-R3, Gtd. Nts., Series 2010-R3, Cl. 2A, 0.819%, 12/8/20[1]	1,321,405	1,328,012

		10,901,946

Non-Agency—12.9%
Commercial—7.8%
Banc of America Commercial Mortgage Trust 2006-5, Commercial Mtg. Pass-Through Certificates, Series 2006-5, Cl. AM, 5.448%, 9/1/47	14,870,000	14,760,772
Banc of America Commercial Mortgage Trust 2007-5, Commercial Mtg. Pass-Through Certificates, Series 2007-5, Cl. AM, 5.772%, 2/1/51	24,090,000	24,140,628
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates:
Series 2007-1, Cl. AMFX, 5.482%, 1/1/49	18,440,000	18,298,335
Series 2008-1, Cl. A4, 6.202%, 2/1/51[1]	9,860,000	10,912,051
Series 2008-1, Cl. AM, 6.245%, 2/10/51[1]	8,165,000	8,214,255
Bear Stearns ARM Trust 2007-4, Mtg. Pass-Through Certificates, Series 2007-4, Cl. 22A1, 5.803%, 6/1/47[1]	9,475,891	8,036,005
Bear Stearns Commercial Mortgage Securities Trust 2006-PWR13, Commercial Mtg. Pass-Through Certificates, Series 2006-PWR13, Cl. AJ, 5.611%, 9/1/41	19,675,000	18,715,214
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR17, Commercial Mtg. Pass-Through Certificates:
Series 2007-PWR17, Cl. AM, 5.915%, 6/1/50	14,480,000	14,726,063
Series 2007-PWR17, Cl. AJ, 5.944%, 6/1/50[1]	27,600,000	25,157,414
Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, Commercial Mtg. Pass-Through Certificates, Series 2007-PWR18, Cl. AM, 6.084%, 6/13/50	7,657,000	7,715,291
Capital Lease Funding Securitization LP, Interest-Only Corporate-Backed Pass-Through Certificates, Series 1997-CTL1, 0%, 6/22/24[2,6,7]	1,512,669	69,317
CD 2007-CD5 Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD5, Cl. AM, 6.175%, 11/1/44[1]	9,071,000	9,403,335
CHL Mortgage Pass-Through Trust 2005-17, Mtg. Pass-Through Certificates, Series 2005-17, Cl. 1A8, 5.50%, 9/1/35	8,931,049	8,399,558
CHL Mortgage Pass-Through Trust 2005-HYB8, Mtg. Pass-Through Certificates, Series 2005-HYB8, Cl. 4A1, 5.189%, 12/20/35[1]	472,411	392,706
Citigroup Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. AM, 5.698%, 12/1/49[1]	2,285,000	2,312,864
Citigroup Commercial Mortgage Trust 2008-C7, Commercial Mtg. Pass-Through Certificates, Series 2008-C7, Cl. AM, 5.822%, 12/1/49[1]	21,955,000	22,660,625
20 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. A4, 5.322%, 12/1/49	$3,190,000	$3,357,444
Credit Suisse Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-C3, Cl. A4, 5.525%, 6/1/39[1]	4,210,000	4,464,418
DBUBS Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2011-LC1, Cl. E, 5.557%, 1/1/21[2]	9,405,000	8,937,990
Deutsche Alt-A Securities, Inc., Mtg. Pass-Through Certificates, Series 2007-RS1, Cl. A2, 0.748%, 1/27/37[1,4]	3,754,672	1,038,401
Deutsche Alt-B Securities, Inc., Mtg. Pass-Through Certificates, Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36	2,408,335	1,424,841
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Series 2010-C1, Cl. A1, 3.156%, 7/1/46[2]	2,759,632	2,754,299
Deutsche Mortgage & Asset Receiving, Commercial Mtg. Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security, Series 2010-C1, Cl. XPA, 4.737%, 9/1/20[2,6]	22,235,000	1,948,609
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30[1,4]	30,350,799	5,159,636
First Horizon Alternative Mortgage Securities Trust 2007-FA2, Mtg. Pass-Through Certificates, Series 2007-FA2, Cl. 1A1, 5.50%, 4/25/37	2,141,071	1,556,932
First Horizon Mortgage Pass-Through Trust 2007-AR3, Mtg. Pass-Through Certificates, Series 2007-AR3, Cl. 1A1, 6.034%, 11/1/37[1]	9,783,074	7,719,012
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates, Series 1998-C1, Cl. F, 6.94%, 5/15/30[1]	2,000,000	1,997,935
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2005-GG5, Commercial Mtg. Pass-Through Certificates, Series 2005-GG5, Cl. AM, 5.277%, 4/1/37	4,345,000	4,389,488
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2006-GG7, Commercial Mtg. Pass-Through Certificates:
Series 2006-GG7, Cl. AM, 5.89%, 7/1/38[1]	2,305,000	2,395,997
Series 2006-GG7, Cl. AJ, 5.89%, 7/10/38[1]	14,200,000	13,734,063
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG11, Commercial Mtg. Pass-Through Certificates:
Series 2007-GG11, Cl. A4, 5.736%, 12/1/49	19,960,000	21,142,377
Series 2007-GG11, Cl. AM, 5.867%, 12/1/49	14,450,000	14,252,955
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations:
Series 2011-GC3, Cl. A1, 2.331%, 3/1/44	1,965,000	1,981,659
Series 2006-GG8, Cl. A4, 5.56%, 11/1/39	9,277,000	9,990,335
Series 2011-GC3, Cl. D, 5.728%, 3/1/44	11,396,000	10,863,134
Impac CMB Trust Series 2005-4, Collateralized Asset-Backed Bonds, Series 2005-4, Cl. 1A1A, 0.79%, 5/25/35[1]	24,140,474	19,035,500
IndyMac Index Mortgage Loan Trust 2005-AR31, Mtg. Pass-Through Certificates, Series 2005-AR31, Cl. 2A2, 2.641%, 1/1/36[1,19]	283,892	5,894
21 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Commercial Continued
IndyMac Index Mortgage Loan Trust 2005-AR23, Mtg. Pass-Through Certificates, Series 2005-AR23, Cl. 6A1, 5.21%, 11/1/35[1]	$6,852,639	$5,359,483
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates:
Series 2011-C3, Cl. A1, 1.875%, 2/1/46[2]	2,155,000	2,145,453
Series 2010-C2, Cl. A2, 3.616%, 11/1/43[2]	3,285,000	3,157,301
Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49[4]	5,615,000	5,671,566
Series 2007-LDPX, Cl. A3, 5.42%, 1/15/49	11,430,000	12,070,869
Series 2007-CB18, Cl. A4, 5.44%, 6/1/47	8,605,000	9,085,937
Series 2007-CB18, Cl. AM, 5.466%, 6/1/47	20,139,000	19,924,266
Series 2007-CB15, Cl. AJ, 5.502%, 6/1/47	26,755,000	23,554,586
Series 2006-CIBC15, Cl. AM, 5.855%, 6/1/43	12,893,000	12,996,139
Series 2008-C2, Cl. A4, 6.068%, 2/1/51	18,630,000	19,181,187
Series 2008-C2, Cl. AM, 6.568%, 2/1/51[1]	13,140,000	12,547,515
JPMorgan Chase Commercial Mortgage Securities Trust 2006-LDP7, Commercial Mtg. Pass-Through Certificates, Series 2006-LDP7, 5.863%, 4/1/45[1]	2,615,000	2,706,433
JPMorgan Chase Commercial Mortgage Securities Trust 2007-CB19, Commercial Mtg. Pass-Through Certificates, Series 2007-CB19, Cl. AM, 5.738%, 2/1/49[1]	22,794,000	22,660,461
JPMorgan Chase Commercial Mortgage Securities Trust 2007-LDP11, Commercial Mtg. Pass-Through Certificates, Series 2007-LDP11, Cl. ASB, 5.818%, 6/1/49[1]	2,170,000	2,298,422
JPMorgan Mortgage Trust 2006-A7, Mtg. Pass-Through Certificates, Series 2006-A7, Cl. 2A2, 5.653%, 1/1/37[1]	1,227,519	905,164
LB-UBS Commercial Mortgage Trust 2007-C2, Commercial Mtg. Pass-Through Certificates, Series 2007-C2, Cl. AM, 5.493%, 2/11/40	6,739,000	6,624,094
LB-UBS Commercial Mortgage Trust 2007-C6, Commercial Mtg. Pass-Through Certificates, Series 2007-C6, Cl. AM, 6.114%, 7/11/40	14,600,000	14,579,170
LB-UBS Commercial Mortgage Trust 2008-C1, Commercial Mtg. Pass-Through Certificates, Series 2008-C1, Cl. AM, 6.092%, 4/11/41[1]	6,930,000	7,071,597
Lehman Structured Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2002-GE1, Cl. A, 2.514%, 7/1/24[2]	259,970	196,875
Lehman Structured Securities Corp., Mtg.-Backed Security, 6%, 5/1/29	1,903,019	420,020
Mastr Alternative Loan Trust 2004-6, Mtg. Pass-Through Certificates, Series 2004-6, Cl. 10A1, 6%, 7/25/34	2,564,437	2,630,358
Merrill Lynch Mortgage Trust 2006-C1, Commercial Mtg. Pass-Through Certificates, Series 2006-C1, Cl. AJ, 5.659%, 5/1/39[1]	11,155,000	11,054,704
ML-CFC Commercial Mortgage Trust 2006-3, Commercial Mtg. Pass-Through Certificates:
Series 2006-3, Cl. AM, 5.456%, 7/12/46	3,602,000	3,649,789
Series 2006-3, Cl. AJ, 5.485%, 7/1/46	12,110,000	11,096,140
Morgan Stanley Capital I Trust 2006-IQ12, Commercial Mtg. Pass-Through Certificates, Series 2006-IQ12, Cl. AJ, 5.399%, 12/1/43	19,705,000	17,831,878
22 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Continued
Morgan Stanley Capital I Trust 2007-IQ15, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ15, Cl. AM, 6/1/49[1]	$22,125,000	$22,069,238
Morgan Stanley Capital I Trust 2007-IQ16, Commercial Mtg. Pass-Through Certificates, Series 2007-IQ16, Cl. AM, 6.11%, 12/1/49[1]	9,798,000	10,066,233
Morgan Stanley Capital I Trust, Commercial Mtg. Pass-Through Certificates:
Series 2006-HQ10, Cl. AM, 5.36%, 11/1/41	15,820,000	16,201,248
Series 2007-IQ16, Cl. A4, 5.809%, 12/1/49	8,890,000	9,620,436
RALI Series 2005-QA4 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2005-QA4, Cl. A32, 3.271%, 4/25/35[1]	327,193	56,457
Residential Asset Securitization Trust 2006-A12, Mtg. Pass-Through Certificates, Series 2006-A12, Cl. 1A, 6.25%, 11/1/36	2,069,173	1,558,207
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates, Series 2007-1, Cl. 2A1, 5.824%, 2/1/37[1]	20,895,249	15,937,809
Wachovia Bank Commercial Mortgage Trust 2007-C33, Commercial Mtg. Pass-Through Certificates, Series 2007-C33, Cl. A4, 5.90%, 2/1/51[1]	15,020,000	16,106,593
Wachovia Bank Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates:
Series 2006-C23, Cl. AJ, 5.515%, 1/1/45	16,865,000	16,837,436
Series 2006-C25, Cl. AJ, 5.738%, 5/1/43[1]	15,780,000	15,581,963
WaMu Mortgage Pass-Through Certificates 2006-AR15 Trust, Mtg. Pass-Through Certificates, Series 2006-AR15, Cl. 1A, 1.152%, 11/1/46[1]	3,356,802	2,384,726
WaMu Mortgage Pass-Through Certificates 2007-OA3 Trust, Mtg. Pass-Through Certificates, Series 2007-OA3, Cl. 5A, 2.734%, 4/1/47[1]	2,381,911	1,448,496
Wells Fargo Mortgage-Backed Securities 2004-W Trust, Mtg. Pass-Through Certificates, Series 2004-W, Cl. B2, 2.762%, 11/1/34[1]	2,818,334	475,478
Wells Fargo Mortgage-Backed Securities 2005-AR1 Trust, Mtg. Pass-Through Certificates, Series 2005-AR1, Cl. 1A1, 2.739%, 2/1/35[1]	11,141,540	10,074,482
Wells Fargo Mortgage-Backed Securities 2006-AR8 Trust, Mtg. Pass-Through Certificates, Series 2006-AR8, Cl. 1A3, 2.854%, 4/25/36[1]	7,146,266	6,752,363

		706,655,924

Multifamily—0.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2006-2, Cl. AJ, 5.775%, 5/1/45[1]	10,705,000	10,610,944
Citigroup Commercial Mortgage Trust 2006-C5, Commercial Mtg. Pass-Through Certificates, Series 2006-C5, Cl. AJ, 5.482%, 10/1/49	16,525,000	15,650,604
Citigroup Mortgage Loan Trust, Inc. 2006-AR3, Mtg. Pass-Through Certificates, Series 2006-AR3, Cl. 1A2A, 5.75%, 6/1/36[1]	6,252,965	5,718,355
JPMorgan Chase Commercial Mortgage Securities Trust 2006-CIBC16, Commercial Mtg. Pass-Through Certificates, Series 2006-CIBC16, Cl. AM, 5.593%, 5/1/45	1,480,000	1,474,007
Wells Fargo Mortgage-Backed Securities 2005-AR15 Trust, Mtg. Pass-Through Certificates, Series 2005-AR15, Cl. 1A2, 5.055%, 9/1/35[1]	1,817,897	1,780,955
23 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Multifamily Continued
Wells Fargo Mortgage-Backed Securities 2006-AR6 Trust, Mtg. Pass-Through Certificates, Series 2006-AR6, Cl. 3A1, 2.825%, 3/25/36[1]	$5,222,309	$4,659,038

		39,893,903

Other—0.1%
Greenwich Capital Commercial Funding Corp./Commercial Mortgage Trust 2007-GG9, Commercial Mtg. Pass-Through Certificates, Series 2007-GG9, Cl. A4, 5.444%, 3/1/39	8,605,000	9,120,248
Residential—4.5%
Banc of America Commercial Mortgage, Inc., Commercial Mtg. Pass-Through Certificates, Series 2007-4, Cl. AM, 5.809%, 2/1/51[1]	17,290,000	17,438,661
Bear Stearns ARM Trust 2004-2, Mtg. Pass-Through Certificates, Series 2004-2, Cl. 12A2, 2.833%, 5/1/34[1]	9,191,634	8,085,618
Bear Stearns ARM Trust 2004-9, Mtg. Pass-Through Certificates, Series 2004-9, Cl. 23A1, 4.976%, 11/1/34[1]	3,226,710	3,227,967
Chase Mortgage Finance Trust 2007-A1, Multiclass Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 9A1, 3.573%, 2/1/37[1]	4,034,548	4,097,499
CHL Mortgage Pass-Through Trust 2005-24, Mtg. Pass-Through Certificates, Series 2005-24, Cl. A35, 5.50%, 11/1/35	1,921,604	1,945,408
CHL Mortgage Pass-Through Trust 2005-26, Mtg. Pass-Through Certificates, Series 2005-26, Cl. 1A8, 5.50%, 11/1/35	6,770,980	6,532,181
CHL Mortgage Pass-Through Trust 2005-30, Mtg. Pass-Through Certificates, Series 2005-30, Cl. A5, 5.50%, 1/1/36	7,416,142	7,279,882
CHL Mortgage Pass-Through Trust 2005-HYB7, Mtg. Pass-Through Certificates, Series 2005-HYB7, Cl. 6A1, 5.446%, 11/1/35[1]	18,588,452	14,421,766
CHL Mortgage Pass-Through Trust 2005-J4, Mtg. Pass-Through Certificates, Series 2005-J4, Cl. A7, 5.50%, 11/1/35	5,305,150	4,873,979
CHL Mortgage Pass-Through Trust 2006-6, Mtg. Pass-Through Certificates, Series 2006-6, Cl. A3, 6%, 4/1/36	1,827,503	1,763,916
CHL Mortgage Pass-Through Trust 2007-HY3, Mtg. Pass-Through Certificates, Series 2007-HY3, Cl. 1A1, 3.41%, 6/1/47[1]	5,903,836	3,848,475
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through Certificates, Series 2007-HY4, Cl. 1A1, 5.783%, 9/1/47[1]	28,781,127	20,870,908
Citigroup Mortgage Loan Trust, Inc. 2005-2, Mtg. Pass-Through Certificates, Series 2005-2, Cl. 1A3, 4.96%, 5/1/35[1]	7,241,509	6,604,549
Citigroup Mortgage Loan Trust, Inc. 2005-3, Mtg. Pass-Through Certificates, Series 2005-3, Cl. 2A4, 5.111%, 8/1/35[1]	14,420,719	11,822,675
Citigroup Mortgage Loan Trust, Inc. 2006-AR2, Mtg. Pass-Through Certificates, Series 2006-AR2, Cl. 1 A2, 2.882%, 3/1/36[1]	17,060,093	13,318,917
Citigroup, Inc./Deutsche Bank 2007-CD4 Commercial Mortgage Trust, Commercial Mtg. Pass-Through Certificates, Series 2007-CD4, Cl. AMFX, 5.366%, 12/1/49	23,105,000	21,827,626
24 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Residential Continued
CitiMortgage Alternative Loan Trust 2006-A5, Real Estate Mtg. Investment Conduit Pass-Through Certificates, Series 2006-A5, Cl. 2A1, 5.50%, 10/1/21	$4,701,269	$4,608,226
Countrywide Alternative Loan Trust 2006-43CB, Mtg. Pass-Through Certificates, Series 2006-43CB, Cl. 1A10, 6%, 2/1/37	28,784,977	19,795,227
GSR Mortgage Loan Trust 2004-5, Mtg. Pass-Through Certificates, Series 2004-5, Cl. 2A1, 2.895%, 5/1/34[1]	9,333,966	8,473,608
GSR Mortgage Loan Trust 2005-AR6, Mtg. Pass-Through Certificates, Series 2005-AR6, Cl. 1A4, 2.815%, 9/1/35[1]	18,717,420	18,723,831
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates, Series 2005-AR7, Cl. 4A1, 5.269%, 11/1/35[1]	6,164,865	5,198,369
GSR Mortgage Loan Trust 2006-5F, Mtg. Pass-Through Certificates, Series 2006-5F, Cl. 2A1, 6%, 6/1/36	2,959,241	2,896,607
JPMorgan Alternative Loan Trust 2006-S4, Mtg. Pass-Through Certificates, Series 2006-S4, Cl. A6, 5.71%, 12/1/36	5,904,515	5,358,410
JPMorgan Mortgage Trust 2007-A1, Mtg. Pass-Through Certificates, Series 2007-A1, Cl. 7A1, 5.279%, 7/1/35[1]	9,348,193	8,713,344
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg. Pass-Through Certificates, Series 2007-C7, Cl. AM, 6.166%, 9/11/45[1]	27,890,000	28,410,779
Lehman Mortgage Trust, Mtg. Pass-Through Certificates, Series 2006-1, Cl. 1A3, 5.50%, 2/1/36	1,581,497	1,369,330
Mastr Adjustable Rate Mortgages Trust 2006-2, Mtg. Pass-Through Certificates, Series 2006-2, Cl. 1A1, 2.864%, 4/1/36[1]	6,038,602	4,871,971
Merrill Lynch Mortgage Investors Trust 2005-A1, Mtg. Pass-Through Certificates, Series 2005-A1, Cl. 2A1, 2.833%, 12/25/34[1]	378,798	379,079
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through Certificates, Series MLCC 2006-3, Cl. 2A1, 5.866%, 10/25/36[1]	8,796,952	8,359,761
RALI Series 2003-QS1 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2003-QS1, Cl. A2, 5.75%, 1/25/33	27,143	27,792
RALI Series 2006-QS13 Trust:
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A5, 6%, 9/25/36	7,486,905	4,783,111
Mtg. Asset-Backed Pass-Through Certificates, Series 2006-QS13, Cl. 1A8, 6%, 9/25/36	191,575	122,391
RALI Series 2007-QS6 Trust, Mtg. Asset-Backed Pass-Through Certificates, Series 2007-QS6, Cl. A28, 5.75%, 4/25/37	3,423,371	2,217,437
Residential Asset Securitization Trust 2005-A14, Mtg. Pass-Through Certificates, Series 2005-A14, Cl. A1, 5.50%, 12/1/35	9,580,408	8,265,866
Residential Asset Securitization Trust 2005-A6CB, Mtg. Pass-Through Certificates, Series 2005-A6CB, Cl. A7, 6%, 6/1/35	13,000,733	11,712,952
WaMu Mortgage Pass-Through Certificates 2005-AR12 Trust, Mtg. Pass-Through Certificates, Series 2007-AR12, Cl. 1A8, 2.725%, 10/1/35[1]	6,970,221	6,001,845
WaMu Mortgage Pass-Through Certificates 2006-AR10 Trust, Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 1A2, 5.846%, 9/1/36[1]	4,232,859	3,771,261
25 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Residential Continued
WaMu Mortgage Pass-Through Certificates 2007-HY1 Trust, Mtg. Pass-Through Certificates:
Series 2007-HY1, Cl. 4A1, 3.648%, 2/1/37[1]	$40,039,890	$32,137,677
Series 2007-HY1, Cl. 5A1, 5.485%, 2/1/37[1]	24,065,224	20,128,839
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust, Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 1A1, 4.868%, 12/1/36[1]	27,990,171	22,021,547
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg. Pass-Through Certificates, Series 2007-HY5, Cl. 3A1, 5.731%, 5/1/37[1]	4,438,687	4,103,145
WaMu Mortgage Pass-Through Certificates 2007-HY6 Trust, Mtg. Pass-Through Certificates, Series 2007-HY6, Cl. 2A1, 5.531%, 6/25/37[1]	10,894,079	8,822,031
WaMu Mortgage Pass-Through Certificates, Mtg. Pass-Through Certificates, Series 2006-AR18, Cl. 3A1, 5.359%, 1/1/37[1]	4,755,939	4,239,836
Wells Fargo Mortgage-Backed Securities 2005-AR16 Trust, Mtg. Pass-Through Certificates, Series 2005-AR16, Cl. 2A1, 2.759%, 10/1/35[1]	4,168,965	3,897,999
Wells Fargo Mortgage-Backed Securities 2006-AR14 Trust, Mtg. Pass-Through Certificates, Series 2006-AR14, Cl. 1A2, 5.713%, 10/1/36[1]	11,006,122	10,077,134

		407,449,432

Total Mortgage-Backed Obligations (Cost $1,784,658,094)		1,797,127,828

U.S. Government Obligations—3.1%
Federal Home Loan Mortgage Corp. Nts.:
1.125%, 7/27/12	69,170,000	69,723,291
1.75%, 9/10/15	10,895,000	10,691,438
3%, 7/28/14[8]	11,290,000	11,796,594
5%, 2/16/17	9,895,000	11,063,995
5.25%, 4/18/16	14,835,000	16,785,847
5.50%, 7/18/16	6,710,000	7,677,535
Federal National Mortgage Assn. Nts.:
1.125%, 7/30/12	63,790,000	64,276,909
1.625%, 10/26/15	15,675,000	15,249,126
4.375%, 10/15/15[9]	15,004,000	16,365,658
4.875%, 12/15/16	7,060,000	7,860,639
5%, 3/15/16	6,670,000	7,470,540
5.375%, 7/15/16	7,948,000	9,049,474
U.S. Treasury Bills, 0.13%, 6/2/11[8,9]	21,000,000	20,997,942
U.S. Treasury Bonds, STRIPS, 4.989%, 2/15/16[8,10]	11,271,000	10,094,263

Total U.S. Government Obligations (Cost $277,070,786)		279,103,251

Foreign Government Obligations—21.7%
Argentina—0.9%
Argentina (Republic of) Bonds:
2.50%, 12/31/38[1]	15,625,000	6,820,313
7%, 10/3/15	42,585,000	40,136,363
Series VII, 7%, 9/12/13	10,880,000	11,043,804
26 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Argentina Continued
Argentina (Republic of) Sr. Unsec. Nts., 13.692%, 1/30/14[1]	4,920,000	ARP	$1,160,672
Argentina (Republic of) Sr. Unsec. Unsub. Nts., 9.083%, 12/31/33[1]	48,115,482	ARP	15,800,415
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts., 10.875%, 1/26/21[4]	$6,245,000		5,817,218

			80,778,785

Australia—0.3%
Australia (Commonwealth of) Sr. Unsec. Bonds:
Series 119, 6.25%, 4/15/15	2,700,000	AUD	2,907,610
Series 120, 6%, 2/15/17	1,635,000	AUD	1,750,167
New South Wales Treasury Corp. Sr. Unsec. Unsub. Nts., Series 16, 6%, 4/1/16	14,700,000	AUD	15,466,999
Queensland Treasury Corp. Sr. Unsec. Unsub. Nts., Series 16, 6%, 4/21/16	3,330,000	AUD	3,486,086

			23,610,862

Austria—0.1%
Austria (Republic of) Bonds, 4.35%, 3/15/19[2]	2,360,000	EUR	3,520,137
Austria (Republic of) Sr. Unsec. Unsub. Bonds, Series 2, 4.65%, 1/15/18	2,475,000	EUR	3,767,856

			7,287,993

Belgium—0.1%
Belgium (Kingdom of) Sr. Bonds, Series 40, 5.50%, 9/28/17	7,205,000	EUR	11,157,417
Belize—0.0%
Belize (Government of) Unsec. Unsub. Bonds, 6%, 2/20/29[1,2]	1,810,000		1,524,925
Brazil—2.9%
Brazil (Federal Republic of) Nota Do Tesouro Nacional Nts.:
10%, 1/1/17	366,472,000	BRR	199,009,682
10%, 1/1/21	94,893,000	BRR	49,305,734
11.879%, 5/15/45[11]	12,575,000	BRR	16,036,057

			264,351,473

Canada—0.3%
Canada (Government of) Nts.:
3%, 12/1/15	17,355,000	CAD	18,170,569
3.75%, 6/1/19	4,460,000	CAD	4,777,605
4%, 6/1/17	6,510,000	CAD	7,122,121

			30,070,295

Colombia—0.5%
Bogota Distrio Capital Sr. Bonds, 9.75%, 7/26/28[2]	9,872,000,000	COP	6,133,142
Colombia (Republic of) Bonds, 7.375%, 9/18/37	7,485,000		8,925,863
Colombia (Republic of) Sr. Nts., 7.375%, 3/18/19	6,330,000		7,627,650
27 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Colombia Continued
Colombia (Republic of) Sr. Unsec. Bonds, 6.125%, 1/18/41	$11,700,000		$11,992,500
Colombia (Republic of) Sr. Unsec. Unsub. Bonds, 7.75%, 4/14/21	8,792,000,000	COP	5,090,575
Colombia (Republic of) Unsec. Nts., 7.375%, 1/27/17	5,320,000		6,304,200
Colombia (Republic of) Unsec. Unsub. Bonds, 9.85%, 6/28/27	2,870,000,000	COP	1,855,877

			47,929,807

Denmark—0.0%
Denmark (Kingdom of) Bonds, 4%, 11/15/19	17,850,000	DKK	3,540,052
Dominican Republic—0.1%
Dominican Republic Bonds, 7.50%, 5/6/21[2]	5,795,000		5,925,388
Finland—0.0%
Finland (Republic of) Sr. Unsec. Unsub. Nts., 3.875%, 9/15/17	1,705,000	EUR	2,511,249
France—0.0%
France (Government of) Bonds, 4%, 4/25/60	1,465,000	EUR	1,990,643
Germany—0.7%
Germany (Federal Republic of) Bonds:
0.50%, 6/15/12	5,455,000	EUR	7,643,880
3.50%, 7/4/19	10,345,000	EUR	14,960,270
Series 07, 4.25%, 7/4/39	2,895,000	EUR	4,398,979
Series 08, 4.25%, 7/4/18	11,750,000	EUR	17,897,594
Series 157, 2.25%, 4/10/15	10,960,000	EUR	15,437,505

			60,338,228

Ghana—0.1%
Ghana (Republic of) Bonds, 8.50%, 10/4/17[2]	5,165,000		5,862,275
Greece—0.2%
Hellenic Republic Bonds:
4.30%, 3/20/12	4,770,000	EUR	6,232,732
4.60%, 5/20/13	905,000	EUR	1,038,001
Hellenic Republic Sr. Unsec. Unsub. Bonds:
30 yr., 4.50%, 9/20/37	11,250,000	EUR	8,835,846
30 yr., 4.60%, 9/20/40	5,340,000	EUR	4,194,839

			20,301,418

Hungary—0.8%
Hungary (Republic of) Bonds:
Series 15/A, 8%, 2/12/15	3,121,540,000 HUF		17,380,246
Series 16/C, 5.50%, 2/12/16	3,126,500,000 HUF		15,780,664
Series 17/B, 6.75%, 2/24/17	1,841,900,000 HUF		9,711,604
Series 19/A, 6.50%, 6/24/19	2,029,000,000 HUF		10,406,091
Hungary (Republic of) Sr. Unsec. Unsub. Nts., 6.375%, 3/29/21	21,955,000		22,057,398

			75,336,003
28 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Indonesia—0.5%
Indonesia (Republic of) Nts., 6.875%, 1/17/18[2]	$14,410,000		$16,463,425
Indonesia (Republic of) Sr. Unsec. Nts., 7.75%, 1/17/38[2]	10,805,000		12,993,013
Indonesia (Republic of) Sr. Unsec. Unsub. Bonds, 6.625% 2/17/37[2]	7,115,000		7,719,775
Indonesia (Republic of) Unsec. Nts., 8.50%, 10/12/35[2]	6,855,000		8,894,363

			46,070,576

Italy—0.5%
Italy (Republic of) Bonds:
3.75%, 3/1/21	6,815,000	EUR	8,911,355
4%, 9/1/20	10,565,000	EUR	14,213,909
5%, 9/1/40	2,315,000 EUR		3,007,807
Italy (Republic of) Treasury Bonds, 3.75%, 12/15/13	11,550,000 EUR		16,601,590

			42,734,661

Ivory Coast—0.0%
Ivory Coast (Republic of) Sr. Unsec. Bonds, 2.50%, 12/31/32[2,3]	4,355,000		2,057,738
Japan—2.6%
Japan (Government of) Bonds, 20 yr., Series 112, 2.10%, 6/20/29	2,818,000,000	JPY	34,542,419
Japan (Government of) Sr. Unsec. Bonds:
2 yr., 0.20%, 1/15/12	3,436,000,000	JPY	41,321,969
5 yr., 0.50%, 12/20/14	3,491,000,000	JPY	42,188,890
10 yr., Series 308, 1.30%, 6/20/20	3,123,000,000	JPY	38,082,991
Japan (Government of) Sr. Unsec. Unsub. Bonds:
5 yr., Series 91, 0.40%, 9/20/15	4,430,000,000	JPY	53,173,368
10 yr., Series 311, 0.80%, 9/20/20	2,205,000,000	JPY	25,632,767

			234,942,404

Korea, Republic of South—1.3%
Korea (Republic of) Sr. Unsec. Bonds, Series 2006, 5%, 6/10/20	42,931,000,000 KRW		40,830,651
Korea (Republic of) Sr. Unsec. Monetary Stabilization Bonds:
Series 1208, 3.81%, 8/2/12	49,420,000,000 KRW		45,238,796
Series 1210, 3.28%, 10/2/12	19,323,000,000 KRW		17,553,570
Korea (Republic of) Sr. Unsec. Unsub. Nts.:
5.125%, 12/7/16	6,075,000		6,510,760
7.125%, 4/16/19	5,685,000		6,714,974

			116,848,751

Malaysia—0.4%
1Malaysia Sukuk Global Bhd Sr. Unsec. Unsub. Nts., 3.928%, 6/4/15[2]	9,105,000		9,502,105
Malaysia (Government of) Bonds, Series 0110, 3.835%, 8/12/15	11,240,000 MYR		3,751,701
Malaysia (Government of) Sr. Unsec. Bonds, Series 0309, 2.711%, 2/14/12	78,240,000 MYR		25,820,815

			39,074,621
29 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Mexico—1.8%
United Mexican States Bonds:
5.625%, 1/15/17	$1,985,000		$2,199,380
Series M, 6.50%, 6/10/21[1]	613,280,000	MXN	47,439,131
Series M20, 7.50%, 6/3/27	575,570,000 MXN		45,742,873
Series M10, 7.75%, 12/14/17	41,770,000 MXN		3,633,579
Series M10, 8%, 12/17/15	196,800,000	MXN	17,263,608
Series M20, 10%, 12/5/24	424,740,000	MXN	42,275,993
United Mexican States Sr. Nts., 5.75%, 10/12/2110	4,470,000		4,049,820

			162,604,384

Norway—0.0%
Norway (Kingdom of) Bonds, Series 471, 5%, 5/15/15	5,790,000	NOK	1,114,832
Panama—0.2%
Panama (Republic of) Bonds:
7.25%, 3/15/15	1,165,000		1,360,138
8.875%, 9/30/27	2,990,000		4,051,450
9.375%, 4/1/29	4,465,000		6,317,975
Panama (Republic of) Unsec. Bonds, 7.125%, 1/29/26	4,470,000		5,326,005

			17,055,568

Peru—0.1%
Peru (Republic of) Sr. Unsec. Nts., 7.84%, 8/12/20[2]	24,950,000 PEN		9,213,847
Peru (Republic of) Sr. Unsec. Unsub. Bonds, 5.625%, 11/18/50[2]	70,000		63,700

			9,277,547

Philippines—0.1%
Philippines (Republic of the) Sr. Unsec. Unsub. Bonds, 6.375%, 10/23/34	2,040,000		2,157,300
Philippines (Republic of the) Sr. Unsec. Unsub. Nts., 4.95%, 1/15/21	143,000,000 PHP		3,238,680

			5,395,980

Poland—1.6%
Poland (Republic of) Bonds:
Series 0415, 5.50%, 4/25/15	222,630,000	PLZ	78,048,373
Series 0416, 5%, 4/25/16	124,030,000	PLZ	42,477,829
Series 1015, 6.25%, 10/24/15	62,500,000	PLZ	22,514,483
Series 1017, 5.25%, 10/25/17	1,445,000	PLZ	489,854

			143,530,539

Qatar—0.1%
Qatar (State of) Sr. Nts., 5.25%, 1/20/20[2]	6,010,000		6,268,430
Qatar (State of) Sr. Unsec. Nts., 6.40%, 1/20/40[2]	2,810,000		2,971,575

			9,240,005
30 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

South Africa—1.7%
South Africa (Republic of) Bonds:
5.50%, 3/9/20	$6,735,000		$7,164,356
Series R208, 6.75%, 3/31/21	123,520,000	ZAR	15,990,901
Series R207, 7.25%, 1/15/20	427,410,000 ZAR		57,883,444
Series R204, 8%, 12/21/18	165,830,000 ZAR		23,682,289
Series R186, 10.50%, 12/21/26	279,640,000 ZAR		46,585,999

			151,306,989

Spain—0.2%
Spain (Kingdom of) Bonds, 5.50%, 7/30/17	7,495,000 EUR		11,084,447
Spain (Kingdom of) Sr. Unsub. Bonds, 4.10%, 7/30/18	5,620,000 EUR		7,639,750

			18,724,197

Sri Lanka—0.1%
Sri Lanka (Democratic Socialist Republic of) Sr. Unsec. Nts., 6.25%, 10/4/20[2]	5,090,000		4,975,475
Sweden—0.0%
Sweden (Kingdom of) Bonds, Series 1051, 3.75%, 8/12/17	17,420,000 SEK		2,842,372
The Netherlands—0.1%
Netherlands (Kingdom of the) Bonds, 4%, 7/15/18	3,845,000 EUR		5,689,017
Netherlands (Kingdom of the) Nts., 4.50%, 7/15/17	2,905,000 EUR		4,430,428

			10,119,445

Turkey—1.4%
Turkey (Republic of) Bonds:
6.75%, 4/3/18	13,150,000		14,728,000
6.875%, 3/17/36	8,840,000		9,401,340
7%, 3/11/19	5,250,000		5,958,750
10.50%, 1/15/20[1]	8,865,000 TRY		6,151,904
11%, 8/6/14	42,490,000 TRY		29,169,651
Series CPI, 14.419%, 8/14/13[1]	16,255,000 TRY		15,372,644
Turkey (Republic of) Nts.:
7%, 6/5/20	4,535,000		5,147,225
7.50%, 7/14/17	6,740,000		7,852,100
Turkey (Republic of) Sr. Unsec. Nts., 7.50%, 11/7/19	8,170,000		9,558,900
Turkey (Republic of) Unsec. Nts.:
6%, 1/14/41	9,230,000		8,676,200
6.75%, 5/30/40	6,535,000		6,812,738
7.25%, 3/5/38	4,290,000		4,756,538

			123,585,990

Ukraine—0.4%
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17[4]	7,560,000		7,975,800
31 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Ukraine Continued
Ukraine (Republic of) Sr. Unsec. Nts., 7.95%, 2/23/21[2]	$5,860,000		$6,072,425
Ukraine (Republic of) Bonds, 7.75%, 9/23/20[2]	7,520,000		7,792,600
Ukraine (Republic of) Sr. Unsec. Nts., 6.75%, 11/14/17[2]	5,020,000		5,115,380
Ukraine (Republic of) Sr. Unsec. Unsub. Bonds, 6.58%, 11/21/16[2]	4,080,000		4,166,700
Ukraine (Republic of) Unsec. Bonds, 6.385%, 6/26/12[2]	3,270,000		3,412,245

			34,535,150

United Kingdom—0.4%
United Kingdom Treasury Bonds:
2.25%, 3/7/14	5,280,000	GBP	8,575,697
4.75%, 3/7/20	7,885,000 GBP		13,764,812
4.75%, 12/7/38	5,675,000 GBP		9,710,745

			32,051,254

Uruguay—0.4%
Uruguay (Oriental Republic of) Bonds, 7.625%, 3/21/36	7,305,000		8,766,000
Uruguay (Oriental Republic of) Sr. Nts., 6.875%, 9/28/25	7,740,000		8,939,700
Uruguay (Oriental Republic of) Unsec. Bonds, 8%, 11/18/22	13,835,000		17,293,750

			34,999,450

Venezuela—0.8%
Venezuela (Republic of) Bonds, 9%, 5/7/23	14,020,000		9,673,800
Venezuela (Republic of) Nts.:
8.25%, 10/13/24	4,450,000		2,888,050
8.50%, 10/8/14	3,760,000		3,447,920
Venezuela (Republic of) Sr. Unsec. Unsub. Nts.:
7.75%, 10/13/19	12,960,000		8,961,840
12.75%, 8/23/22	1,490,000		1,296,300
Venezuela (Republic of) Unsec. Bonds:
7%, 3/31/38	13,425,000		7,618,688
7.65%, 4/21/25	30,525,000		18,696,563
9.375%, 1/13/34	7,815,000		5,353,275
Venezuela (Republic of) Unsec. Nts., 13.625%, 8/15/18[2]	17,155,000		16,554,575

			74,491,011

Total Foreign Government Obligations (Cost $1,853,707,169)			1,960,095,752

Loan Participations—0.5%
Brock Holdings III, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 8.25%, 2/15/18[1,5]	2,315,000		2,361,300
Entegra Holdings LLC, Sr. Sec. Credit Facilities 3rd Lien Term Loan:
Tranche B, 4.125%, 10/19/15[1,5,12]	14,079,223		10,559,417
Tranche B, 4.125%, 10/19/15[1,12]	23,684,475		17,763,356
32 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Loan Participations Continued
Nuveen Investments, Inc., Sr. Sec. Credit Facilities 2nd Lien Term Loan, 12.50%, 7/20/15	$9,866,875	$10,606,891

Total Loan Participations (Cost $33,919,975)		41,290,964

Corporate Bonds and Notes—30.9%
Consumer Discretionary—4.7%
Auto Components—0.4%
Goodyear Tire & Rubber Co. (The), 8.25% Sr. Unsec. Unsub. Nts., 8/15/20	10,065,000	10,819,875
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17[4]	20,298,000	22,733,760

		33,553,635

Automobiles—0.1%
Ford Motor Credit Co. LLC, 5.75% Sr. Unsec. Unsub. Nts., 2/1/21	8,960,000	8,851,261
Hotels, Restaurants & Leisure—1.6%
Equinox Holdings, Inc., 9.50% Sr. Sec. Nts., 2/1/16[2]	7,590,000	8,206,688
Grupo Posadas SAB de CV, 9.25% Sr. Unsec. Nts., 1/15/15[2]	5,095,000	4,954,888
Harrah’s Operating Co., Inc., 10% Sr. Sec. Nts., 12/15/18	36,932,000	33,885,110
HOA Restaurants Group LLC/HOA Finance Corp., 11.25% Sr. Sec. Nts., 4/1/17[2]	9,825,000	10,070,625
Isle of Capri Casinos, Inc.:
7% Sr. Unsec. Sub. Nts., 3/1/14	6,961,000	6,943,598
7.75% Sr. Unsec. Nts., 3/15/19[2]	10,150,000	10,150,000
Landry’s Restaurants, Inc., 11.625% Sr. Sec. Nts., 12/1/15	4,835,000	5,233,888
Mashantucket Pequot Tribe, 8.50% Bonds, Series A, 11/15/15[2,3]	12,065,000	1,266,825
MCE Finance Ltd., 10.25% Sr. Sec. Nts., 5/15/18	3,650,000	4,247,688
MGM Mirage, Inc.:
5.875% Sr. Nts., 2/27/14	6,130,000	5,884,800
6.625% Sr. Unsec. Nts., 7/15/15	14,560,000	13,868,400
Mohegan Tribal Gaming Authority, 8% Sr. Sub. Nts., 4/1/12	17,261,000	15,491,748
Penn National Gaming, Inc., 8.75% Sr. Unsec. Sub. Nts., 8/15/19	9,570,000	10,610,738
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08[3,4]	10,850,000	—
Station Casinos, Inc., 6.50% Sr. Unsec. Sub. Nts., 2/1/14[3]	22,435,000	2,244
Travelport LLC, 11.875% Sr. Unsec. Sub. Nts., 9/1/16	8,280,000	7,762,500
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.75% Sec. Nts., 8/15/20	9,735,000	10,367,775

		148,947,515
33 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Household Durables—0.3%
Beazer Homes USA, Inc.:
6.875% Sr. Unsec. Nts., 7/15/15	$4,065,000	$4,024,350
9.125% Sr. Nts., 5/15/19[2]	10,710,000	10,884,038
Reynolds Group Issuer, Inc. Trust/Reynolds Group Issuer LLC/ Reynolds Group Issuer Luxembourg SA, 8.50% Sr. Nts., 5/15/18[2]	5,115,000	5,204,513
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA, 9% Sr. Nts., 4/15/19[2]	4,990,000	5,189,600

		25,302,501

Leisure Equipment & Products—0.4%
Eastman Kodak Co., 9.75% Sr. Sec. Nts., 3/1/18[2]	36,460,000	36,004,250
Media—1.7%
Affinion Group Holdings, Inc., 11.625% Sr. Nts., 11/15/15[2]	6,770,000	6,922,325
Affinion Group, Inc., 7.875% Sr. Nts., 12/15/18[2]	11,690,000	11,047,050
Belo (A.H.) Corp.:
7.25% Sr. Unsec. Unsub. Bonds, 9/15/27	1,775,000	1,584,188
7.75% Sr. Unsec. Unsub. Debs., 6/1/27	11,109,000	10,164,735
CCO Holdings LLC/CCO Holdings Capital Corp.:
7% Sr. Nts., 1/15/19[2]	2,995,000	3,077,363
7% Sr. Unsec. Unsub. Nts., 1/15/19	2,405,000	2,477,150
Cengage Learning Acquisitions, Inc., 10.50% Sr. Nts., 1/15/15[2]	20,395,000	20,904,875
Cequel Communications Holdings I LLC,
8.625% Sr. Unsec. Nts., 11/15/17[2]	8,845,000	9,265,138
Clear Channel Communications, Inc., 10.75% Sr. Unsec. Unsub. Nts., 8/1/16	11,465,000	10,977,738
Entravision Communications Corp., 8.75% Sr. Sec. Nts., 8/1/17	2,370,000	2,535,900
Gray Television, Inc., 10.50% Sr. Sec. Nts., 6/29/15	18,651,000	19,933,256
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18[4]	3,550,000	3,940,500
Kabel BW Erste Beteiligungs GmbH/Kabel Baden-Wurttemberg GmbH & Co. KG, 7.50% Sr. Sec. Nts., 3/15/19[2]	5,970,000	6,149,100
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17[4,12]	10,189,462	10,304,093
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875% Sec. Nts., 4/15/17	7,560,000	8,221,500
Sinclair Television Group, Inc., 8.375% Sr. Nts., 10/15/18[2]	10,050,000	10,678,125
Univision Communications, Inc., 7.875% Sr. Sec. Nts., 11/1/20[2]	1,760,000	1,870,000
Visant Corp., 10% Sr. Unsec. Nts., 10/1/17	2,255,000	2,446,675
WMG Holdings Corp., 9.50% Sr. Unsec. Nts., 12/15/14	9,610,000	9,850,250

		152,349,961

Specialty Retail—0.1%
Limited Brands, Inc., 6.625% Sr. Nts., 4/1/21[5]	10,450,000	10,737,375
34 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Textiles, Apparel & Luxury Goods—0.1%
Jones Group, Inc. (The)/Jones Apparel Group Holdings, Inc./Jones Apparel Group USA, Inc./JAG Footwear, Accessories & Retail Corp., 6.875% Sr. Unsec. Unsub. Nts., 3/15/19	$8,940,000		$8,794,725
Consumer Staples—1.1%
Beverages—0.0%
AmBev International Finance Co. Ltd., 9.50% Sr. Unsec. Unsub. Nts., 7/24/17[1]	5,535,000	BRR	3,330,865
Food & Staples Retailing—0.1%
Cencosud SA, 5.50% Sr. Unsec. Nts., 1/20/21[2]	7,765,000		7,677,597
Real Time Data Co., 11% Nts., 5/31/09[3,4,12]	8,836,185		—

			7,677,597

Food Products—1.0%
American Seafoods Group LLC, 10.75% Sr. Sub. Nts., 5/15/16[2]	14,305,000		15,592,450
Arcor, 7.25% Sr. Unsec. Nts., 11/9/17[2]	3,005,000		3,185,300
ASG Consolidated LLC, 15% Sr. Nts., 5/15/17[2,12]	17,296,608		18,896,544
Blue Merger Sub, Inc., 7.625% Sr. Nts., 2/15/19[2]	10,150,000		10,340,313
Bumble Bee Acquisition Corp., 9% Sr. Sec. Nts., 12/15/17[2]	10,800,000		11,286,000
MHP SA, 10.25% Sr. Unsec. Nts., 4/29/15[2]	5,541,000		5,956,575
Pilgrim’s Pride Corp., 7.875% Sr. Nts., 12/15/18[2]	9,240,000		9,009,000
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15[4]	9,465,000		10,340,513

			84,606,695

Energy—5.0%
Energy Equipment & Services—0.4%
Global Geophysical Services, Inc., 10.50% Sr. Unsec. Nts., 5/1/17	9,905,000		10,697,400
Precision Drilling Corp., 6.625% Sr. Unsec. Nts., 11/15/20[2]	8,780,000		9,065,350
Thermon Industries, Inc., 9.50% Sr. Sec. Nts., 5/1/17	9,090,000		9,862,650
Vantage Drilling Co., 11.50% Sr. Sec. Nts., 8/1/15[2]	9,590,000		10,692,850

			40,318,250

Oil, Gas & Consumable Fuels—4.6%
Afren plc, 11.50% Sr. Sec. Nts., 2/1/16[2]	6,400,000		6,768,000
Alliance Oil Co. Ltd., 9.875% Sr. Unsec. Nts., 3/11/15[2]	5,500,000		6,009,300
Antero Resources Finance Corp., 9.375% Sr. Unsec. Nts., 12/1/17	9,700,000		10,621,500
Atlas Pipeline Partners LP, 8.125% Sr. Unsec. Nts., 12/15/15	5,275,000		5,489,297
ATP Oil & Gas Corp., 11.875% Sr. Sec. Nts., 5/1/15	19,035,000		20,081,869
Bill Barrett Corp., 9.875% Sr. Nts., 7/15/16	8,700,000		9,831,000
BreitBurn Energy Partners LP, 8.625% Sr. Unsec. Nts., 10/15/20[2]	10,725,000		11,288,063
35 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Oil, Gas & Consumable Fuels Continued
Chaparral Energy, Inc.:
8.875% Sr. Unsec. Nts., 2/1/17	$3,330,000	$3,513,150
9.875% Sr. Nts., 10/1/20[2]	10,135,000	11,300,525
Empresa Nacional del Petroleo, 5.25% Unsec. Nts., 8/10/20[2]	3,025,000	3,024,782
Gaz Capital SA:
6.212% Sr. Unsec. Unsub. Nts., 11/22/16[2]	7,230,000	7,931,310
7.288% Sr. Sec. Nts., 8/16/37[2]	19,545,000	21,206,325
8.125% Nts., 7/31/14[2]	2,625,000	3,012,188
8.146% Sr. Sec. Nts., 4/11/18[2]	10,210,000	12,085,577
8.625% Sr. Sec. Nts., 4/28/34[2]	6,450,000	8,021,865
9.25% Sr. Unsec. Unsub. Nts., 4/23/19[2]	10,250,000	12,799,175
James River Coal Co., 7.875% Sr. Nts., 4/1/19[2]	2,385,000	2,480,400
KazMunayGaz National Co., 6.375% Sr. Unsec. Bonds, 4/9/21[2]	7,490,000	7,789,600
KMG Finance Sub BV:
7% Sr. Unsec. Bonds, 5/5/20[2]	4,100,000	4,438,250
9.125% Sr. Unsec. Unsub. Nts., 7/2/18[2]	12,000,000	14,580,000
Linn Energy LLC, 8.625% Sr. Unsec. Nts., 4/15/20[2]	15,280,000	17,037,200
Lukoil International Finance BV:
6.125% Sr. Unsec. Nts., 11/9/20[2]	13,600,000	13,940,000
6.656% Sr. Unsec. Unsub. Bonds, 6/7/22[2]	3,450,000	3,622,500
7.25% Sr. Unsec. Unsub. Nts., 11/5/19[2]	2,250,000	2,488,950
MEG Energy Corp., 6.50% Sr. Unsec. Nts., 3/15/21[2,5]	11,935,000	12,143,863
Murray Energy Corp., 10.25% Sr. Sec. Nts., 10/15/15[2]	24,420,000	26,373,600
Nak Naftogaz Ukraine, 9.50% Unsec. Nts., 9/30/14	17,610,000	19,459,050
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35% Sr. Sec. Nts., 6/30/21[2]	4,540,000	4,806,725
Pan American Energy LLC, 7.875% Sr. Unsec. Nts., 5/7/21[2]	7,060,000	7,633,978
Pemex Project Funding Master Trust:
6.625% Sr. Unsec. Unsub. Nts., 6/15/38	11,540,000	11,540,035
6.625% Unsec. Unsub. Bonds, 6/15/35	7,690,000	7,746,844
Petrobras International Finance Co.:
5.75% Sr. Unsec. Unsub. Nts., 1/20/20	3,480,000	3,603,540
7.875% Sr. Unsec. Nts., 3/15/19	3,760,000	4,429,077
Petroleos de Venezuela SA, 8.50% Sr. Nts., 11/2/17	17,035,000	12,128,920
Petroleos Mexicanos:
5.50% Sr. Unsec. Unsub. Nts., 1/21/21	6,070,000	6,191,400
6% Sr. Unsec. Unsub. Nts., 3/5/20	2,750,000	2,932,875
Petroleum Co. of Trinidad & Tobago Ltd., 9.75% Sr. Unsec. Nts., 8/14/19[2]	8,790,000	10,701,825
Petroleum Export Ltd. Cayman SPV, 5.265% Sr. Nts., Cl. A3, 6/15/11[2]	2,836,529	2,834,055
PT Adaro Indonesia, 7.625% Nts., 10/22/19[2]	7,570,000	8,402,700
Quicksilver Resources, Inc., 11.75% Sr. Nts., 1/1/16	9,710,000	11,360,700
Range Resources Corp.:
7.50% Sr. Unsec. Unsub. Nts., 10/1/17	1,935,000	2,070,450
8% Sr. Unsec. Sub. Nts., 5/15/19	4,695,000	5,199,713
36 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Oil, Gas & Consumable Fuels Continued
SandRidge Energy, Inc.:
8.75% Sr. Unsec. Nts., 1/15/20	$9,535,000		$10,440,825
9.875% Sr. Unsec. Nts., 5/15/16[2]	4,820,000		5,374,300
Tengizchevroil LLP, 6.124% Nts., 11/15/14[2]	11,693,682		12,395,303
Venoco, Inc., 8.875% Sr. Unsec. Nts., 2/15/19[2]	5,100,000		5,106,375

			412,236,979

Financials—4.6%
Capital Markets—0.9%
Banco de Credito del Peru, 9.75% Jr. Sub. Nts., 11/6/69[2]	3,000,000		3,480,000
Berry Plastics Holding Corp., 10.25% Sr. Unsec. Sub. Nts., 3/1/16	3,354,000		3,278,535
Credit Suisse First Boston International, Export-Import Bank of Ukraine, 7.65% Sr. Sec. Bonds, 9/7/11	2,900,000		2,943,326
Edgen Murray Corp., 12.25% Sr. Sec. Nts., 1/15/15	5,345,000		5,271,506
Nationstar Mortgage LLC/Nationstar Capital Corp., 10.875% Sr. Nts., 4/1/15[2]	27,165,000		28,115,775
Nuveen Investments, Inc.:
5.50% Sr. Unsec. Nts., 9/15/15	4,182,000		3,690,615
10.50% Sr. Unsec. Unsub. Nts., 11/15/15	9,620,000		9,932,650
Pinafore LLC/Pinafore, Inc., 9% Sr. Sec. Nts., 10/1/18[2]	11,245,000		12,257,050
Springleaf Finance Corp., 6.90% Nts., Series J, 12/15/17	10,100,000		9,279,375

			78,248,832

Commercial Banks—2.3%
Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15[4]	7,590,000		7,656,792
Alfa Bank/Alfa Bond Issuance plc, 7.875% Nts., 9/25/17[2]	6,020,000		6,396,250
Banco BMG SA:
9.15% Nts., 1/15/16[2]	18,050,000		19,042,750
9.95% Unsec. Unsub. Nts., 11/5/19[2]	4,270,000		4,547,550
Banco Cruzeiro do Sul SA, 8.25% Sr. Unsec. Nts., 1/20/16[2]	3,110,000		3,094,450
Banco de Credito del Peru:
5.375% Sr. Nts., 9/16/20[2]	1,790,000		1,700,500
6.95% Sub. Nts., 11/7/21[1,2]	2,920,000		3,066,000
Banco do Brasil SA:
5.375% Unsec. Sub. Nts., 1/15/21[2]	3,705,000		3,612,375
8.50% Jr. Sub. Perpetual Bonds[2,13]	4,900,000		5,641,125
Banco PanAmericano SA, 8.50% Sr. Unsec. Sub. Nts., 4/23/20[2]	2,475,000		2,611,125
Banco Votorantim SA, 5.25% Sr. Unsec. Unsub. Nts., 2/11/16[2]	3,120,000		3,221,400
Bancolombia SA, 4.25% Sr. Unsec. Nts., 1/12/16[2]	6,160,000		6,113,800
Bank of Scotland plc:
4.375% Sr. Sec. Nts., 7/13/16	7,872,000	EUR	11,177,131
4.50% Sr. Sec. Nts., 7/13/21	5,385,000 EUR		7,346,905
37 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Commercial Banks Continued
CIT Group, Inc., 7% Sr. Sec. Bonds, 5/1/17	$20,945,000		$21,023,544
Halyk Savings Bank of Kazakhstan JSC:
7.25% Unsec. Unsub. Nts., 5/3/17[2]	3,585,000		3,741,665
9.25% Sr. Nts., 10/16/13[2]	22,290,000		24,797,625
ICICI Bank Ltd.:
5.50% Sr. Unsec. Nts., 3/25/15[2]	11,665,000		12,160,179
6.375% Bonds, 4/30/22[1,2]	11,895,000		11,865,001
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04[3,4]	5,010,000		—
PrivatBank JSC/UK SPV Credit Finance plc, 8% Sr. Sec. Nts., 2/6/12[2]	4,580,000		4,640,113
Salisbury International Investments Ltd., 4.453% Sec. Nts., Series 2006-003, Tranche E, 7/22/11[1,4]	5,200,000		4,925,960
Turkiye Is Bankasi (Isbank), 5.10% Sr. Unsec. Nts., 2/1/16[2]	4,660,000		4,643,981
VEB Finance Ltd., 6.902% Sr. Unsec. Unsub. Nts., 7/9/20[2]	13,905,000		14,999,324
VTB Capital SA:
6.315% Nts., 2/22/18[2]	7,790,000		7,991,372
6.465% Sr. Sec. Unsub. Nts., 3/4/15[2]	4,490,000		4,832,138
6.551% Sr. Unsec. Nts., 10/13/20[2]	5,970,000		6,081,639

			206,930,694

Consumer Finance—0.2%
JSC Astana Finance, 9.16% Nts., 3/14/12[3]	27,100,000		3,411,890
SLM Corp., 8% Sr. Nts., 3/25/20	5,270,000		5,753,602
TMX Finance LLC/TitleMax Finance Corp., 13.25% Sr. Sec. Nts., 7/15/15[2]	9,010,000		10,046,150

			19,211,642

Diversified Financial Services—0.6%
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26[4]	10,508,362		9,299,901
BA Covered Bond Issuer, 4.25% Sec. Nts., 4/5/17	1,590,000	EUR	2,232,161
Banco Invex SA, 29.593% Mtg.-Backed Certificates, Series 062U, 3/13/34[1,11]	17,962,375 MXN		3,346,259
BM&F BOVESPA SA, 5.50% Sr. Unsec. Nts., 7/16/20[2]	2,785,000		2,859,577
GMAC LLC, 8% Sr. Unsec. Nts., 11/1/31	8,755,000		9,586,725
ING Groep NV, 5.775% Jr. Unsec. Sub. Perpetual Bonds[13]	11,230,000		10,443,900
JPMorgan Hipotecaria su Casita:
7.812% Sec. Nts., 8/26/35[4]	20,232,960 MXN		1,741,518
27.987% Mtg.-Backed Certificates, Series 06U, 9/25/35[1]	8,204,835 MXN		1,311,305
Korea Development Bank (The), 4% Sr. Unsec. Unsub. Nts., 9/6/16	5,475,000		5,538,849
Tiers-BSP, 0%/8.60% Collateralized Trust, Cl. A, 6/15/97[2,14]	12,450,000		7,520,759
TNK-BP Finance SA, 7.25% Sr. Unsec. Unsub. Bonds, 2/2/20[2]	1,700,000		1,878,500

			55,759,454
38 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Insurance—0.1%
International Lease Finance Corp.:
8.875% Sr. Nts., 9/15/15[2]	$6,140,000		$6,769,350
8.875% Sr. Unsec. Nts., 9/1/17	1,125,000		1,274,063
9% Sr. Unsec. Unsub. Nts., 3/15/17[2]	5,635,000		6,353,463

			14,396,876

Real Estate Management & Development—0.3%
Realogy Corp., 11.50% Sr. Unsec. Nts., 4/15/17[2]	16,400,000		17,015,000
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13[1,4]	8,535,000		8,705,700

			25,720,700

Thrifts & Mortgage Finance—0.2%
Banco Hipotecario SA, 9.75% Sr. Unsec. Nts., 4/27/16[2]	2,715,000		2,810,025
WM Covered Bond Program:
4% Sec. Mtg. Nts., Series 2, 9/27/16	10,375,000	EUR	14,665,564
4.375% Sec. Nts., 5/19/14	1,330,000 EUR		1,933,666

			19,409,255

Health Care—1.4%
Biotechnology—0.1%
Grifols SA/Giant Funding Corp., 8.25% Sr. Nts., 2/1/18[2]	3,000,000		3,093,750
STHI Holding Corp., 8% Sec. Nts., 3/15/18[2]	2,980,000		3,099,200

			6,192,950

Health Care Equipment & Supplies—0.4%
Accellent, Inc., 10% Sr. Sub. Nts., 11/1/17[2]	8,810,000		8,854,050
Alere, Inc., 8.625% Sr. Unsec. Sub. Nts., 10/1/18	3,940,000		4,191,175
Biomet, Inc.:
10.375% Sr. Unsec. Nts., 10/15/17[12]	7,605,000		8,394,019
11.625% Sr. Unsec. Sub. Nts., 10/15/17	7,546,000		8,451,520
DJO Finance LLC/DJO Finance Corp., 9.75% Sr. Sub. Nts., 10/15/17[2]	2,820,000		2,975,100
Inverness Medical Innovations, Inc., 7.875% Sr. Unsec. Unsub. Nts., 2/1/16	3,160,000		3,314,050

			36,179,914

Health Care Providers & Services—0.7%
Capella Healthcare, Inc., 9.25% Sr. Unsec. Nts., 7/1/17[2]	1,475,000		1,578,250
Catalent Pharma Solutions, Inc., 10.25% Sr. Unsec. Nts., 4/15/15[12]	5,103,831		5,263,326
Gentiva Health Services, Inc., 11.50% Sr. Unsec. Unsub. Nts., 9/1/18	8,875,000		10,084,219
HCA, Inc., 6.375% Nts., 1/15/15	9,435,000		9,670,875
inVentiv Health, Inc., 10% Sr. Unsec. Nts., 8/15/18[2]	4,140,000		4,315,950
Multiplan, Inc., 9.875% Sr. Nts., 9/1/18[2]	7,115,000		7,648,625
Oncure Holdings, Inc., 11.75% Sr. Sec. Nts., 5/15/17	4,070,000		4,100,525
39 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Health Care Providers & Services Continued
Radiation Therapy Services, Inc., 9.875% Sr. Unsec. Sub. Nts., 4/15/17	$3,780,000	$3,874,500
Select Medical Corp., 7.625% Sr. Unsec. Sub. Nts., 2/1/15	10,371,000	10,604,348
US Oncology, Inc. (Escrow), 9.125% Sr. Sec. Nts., 8/15/17	6,485,000	64,850
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc., 8% Sr. Nts., 2/1/18	5,940,000	6,110,775

		63,316,243

Health Care Technology—0.0%
MedAssets, Inc., 8% Sr. Nts., 11/15/18[2]	3,520,000	3,616,800
Pharmaceuticals—0.2%
Mylan, Inc., 6% Sr. Nts., 11/15/18[2]	3,100,000	3,115,500
Valeant Pharmaceuticals International, Inc., 6.875% Sr. Unsec. Nts., 12/1/18[2]	2,915,000	2,871,275
Warner Chilcott Co. LLC, 7.75% Sr. Nts., 9/15/18[2]	12,615,000	13,277,288

		19,264,063

Industrials—3.6%
Aerospace & Defense—1.1%
BE Aerospace, Inc., 6.875% Sr. Nts., 10/1/20	3,450,000	3,588,000
DynCorp International, Inc., 10.375% Sr. Unsec. Nts., 7/1/17[2]	18,725,000	20,363,438
Hawker Beechcraft Acquisition Co. LLC:
8.50% Sr. Unsec. Nts., 4/1/15	20,955,000	17,864,138
9.75% Sr. Unsec. Sub. Nts., 4/1/17	3,575,000	2,636,563
Huntington Ingalls Industries, Inc.:
6.875% Sr. Unsec. Nts., 3/15/18[2]	2,980,000	3,125,275
7.125% Sr. Unsec. Nts., 3/15/21[2]	2,385,000	2,498,288
Kratos Defense & Security Solutions, Inc., 10% Sr. Sec. Nts., 6/1/17	3,430,000	3,798,725
Lanza Acquisition Co., 10% Sr. Sec. Nts., 6/1/17[2]	3,880,000	4,297,100
TransDigm, Inc., 7.75% Sr. Sub. Nts., 12/15/18[2]	24,705,000	26,650,519
Triumph Group, Inc., 8.625% Sr. Unsec. Nts., 7/15/18	14,065,000	15,576,988

		100,399,034

Air Freight & Logistics—0.0%
AMGH Merger Sub, Inc., 9.25% Sr. Sec. Nts., 11/1/18[2]	2,940,000	3,171,525
Airlines—0.2%
Delta Air Lines, Inc., 12.25% Sr. Sec. Nts., 3/15/15[2]	14,710,000	16,548,750
Building Products—0.3%
Associated Materials LLC, 9.125% Sr. Sec. Nts., 11/1/17[2]	4,230,000	4,536,675
Ply Gem Industries, Inc., 13.125% Sr. Unsec. Sub. Nts., 7/15/14	14,965,000	16,611,150
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 8.625% Sr. Sec. Nts., 12/1/17[2]	4,205,000	4,446,788

		25,594,613
40 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Commercial Services & Supplies—0.2%
West Corp.:
7.875% Sr. Nts., 1/15/19[2]	$4,680,000	$4,779,450
8.625% Sr. Unsec. Nts., 10/1/18[2]	10,130,000	10,712,475

		15,491,925

Construction & Engineering—0.2%
IIRSA Norte Finance Ltd., 8.75% Sr. Nts., 5/30/24[2]	15,251,043	17,081,168
Odebrecht Finance Ltd., 7% Sr. Unsec. Nts., 4/21/20[2]	3,020,000	3,317,470

		20,398,638

Industrial Conglomerates—0.1%
Sequa Corp., 11.75% Sr. Unsec. Nts., 12/1/15[2]	9,440,000	10,242,400
Machinery—0.5%
Cleaver-Brooks, Inc., 12.25% Sr. Sec. Nts., 5/1/16[2]	9,350,000	9,864,250
Manitowoc Co., Inc. (The), 8.50% Sr. Unsec. Nts., 11/1/20	10,735,000	11,566,963
Terex Corp., 8% Sr. Unsec. Sub. Nts., 11/15/17	19,585,000	20,735,619
Thermadyne Holdings Corp., 9% Sr. Sec. Nts., 12/15/17[2]	5,180,000	5,497,275

		47,664,107

Marine—0.2%
Marquette Transportation Co., 10.875% Sr. Sec. Nts., 1/15/17[2]	11,205,000	11,737,238
Navios Maritime Acquisition Corp., 8.625% Sr. Sec. Nts., 11/1/17	2,820,000	2,932,800
Navios Maritime Holdings, Inc./Navios Maritime Finance U.S., Inc., 8.875% Sr. Sec. Nts., 11/1/17	2,435,000	2,651,106

		17,321,144

Professional Services—0.2%
Altegrity, Inc., 10.50% Sr. Unsec. Sub. Nts., 11/1/15[2]	11,398,000	12,138,870
TransUnion LLC/TransUnion Financing Corp., 11.375% Sr. Unsec. Nts., 6/15/18[2]	2,355,000	2,702,363

		14,841,233

Road & Rail—0.5%
Hertz Corp., 7.50% Sr. Unsec. Nts., 10/15/18[2]	20,365,000	21,179,600
Kazakhstan Temir Zholy Finance BV, 6.375% Sr. Unsec. Nts., 10/6/20[2]	3,000,000	3,142,200
Panama Canal Railway Co., 7% Sr. Sec. Nts., 11/1/26[2]	5,552,960	5,024,318
Western Express, Inc., 12.50% Sr. Sec. Nts., 4/15/15[2]	16,084,000	15,601,480

		44,947,598

Trading Companies & Distributors—0.1%
RSC Equipment Rental, Inc., 10% Sr. Sec. Nts., 7/15/17[2]	1,525,000	1,746,125
41 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount	Value

Trading Companies & Distributors Continued
RSC Equipment Rental, Inc./RSC Holdings III LLC, 8.25% Sr. Unsec. Nts., 2/1/21[2]	$2,990,000	$3,124,550
United Rentals North America, Inc., 9.25% Sr. Unsec. Unsub. Nts., 12/15/19	3,305,000	3,693,338

		8,564,013

Transportation Infrastructure—0.0%
Aeropuertos Argentina 2000 SA, 10.75% Sr. Sec. Nts., 12/1/20[2]	1,524,600	1,654,191
Information Technology—1.6%
Computers & Peripherals—0.1%
Seagate HDD Cayman, 6.875% Sr. Unsec. Nts., 5/1/20[2]	10,490,000	10,516,225
Electronic Equipment & Instruments—0.2%
CDW LLC/CDW Finance Corp., 11% Sr. Unsec. Nts., 10/12/15	14,045,000	15,309,050
Internet Software & Services—0.4%
ITC DeltaCom, Inc., 10.50% Sr. Sec. Nts., 4/1/16	19,575,000	21,679,313
Telcordia Technologies, Inc., 11% Sr. Sec. Nts., 5/1/18[2]	15,190,000	16,974,825

		38,654,138

IT Services—0.5%
Ceridian Corp., 11.25% Sr. Unsec. Nts., 11/15/15	8,195,000	8,563,775
First Data Corp.:
8.875% Sr. Sec. Nts., 8/15/20[2]	8,875,000	9,784,688
9.875% Sr. Unsec. Nts., 9/24/15	21,160,000	21,794,800
SunGard Data Systems, Inc., 7.625% Sr. Unsec. Nts., 11/15/20[2]	2,935,000	3,030,388

		43,173,651

Semiconductors & Semiconductor Equipment—0.4%
Advanced Micro Devices, Inc., 7.75% Sr. Unsec. Nts., 8/1/20	5,015,000	5,177,988
Amkor Technology, Inc., 7.375% Sr. Unsec. Nts., 5/1/18	5,325,000	5,538,000
Freescale Semiconductor, Inc.:
9.25% Sr. Sec. Nts., 4/15/18[2]	6,025,000	6,627,500
10.75% Sr. Unsec. Nts., 8/1/20[2]	16,865,000	19,015,288

		36,358,776

Materials—4.0%
Chemicals—1.1%
Braskem Finance Ltd., 7.25% Sr. Unsec. Nts., 6/5/18[2]	11,215,000	12,392,575
Braskem SA, 7% Sr. Unsec. Nts., 5/7/20[2]	4,100,000	4,469,000
Ferro Corp., 7.875% Sr. Unsec. Nts., 8/15/18	10,140,000	10,799,100
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC:
8.875% Sr. Sec. Nts., 2/1/18	14,720,000	15,640,000
9% Sr. Sec. Nts., 11/15/20[2]	5,385,000	5,597,034
Huntsman International LLC, 8.625% Sr. Sub. Nts., 3/15/21[2]	1,130,000	1,237,350
42 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount	Value

Chemicals Continued
Lyondell Chemical Co., 8% Sr. Sec. Nts., 11/1/17[2]	$11,945,000	$13,199,225
Momentive Performance Materials, Inc.:
9% Sec. Nts., 1/15/21[2]	10,775,000	11,165,594
11.50% Sr. Unsec. Sub. Nts., 12/1/16	9,395,000	10,123,113
Nalco Co., 6.625% Sr. Nts., 1/15/19[2]	1,850,000	1,912,438
Rhodia SA, 6.875% Sr. Nts., 9/15/20[2]	14,818,000	15,169,928

		101,705,357

Construction Materials—0.3%
CEMEX Espana SA, 9.25% Sr. Sec. Nts., 5/12/20[2]	4,134,000	4,304,528
CEMEX Finance LLC, 9.50% Sr. Sec. Bonds, 12/14/16[2]	4,545,000	4,919,963
CEMEX SAB de CV, 9% Sr. Sec. Nts., 1/11/18[2]	4,965,000	5,231,869
Ply Gem Industries, Inc., 8.25% Sr. Sec. Nts., 2/15/18[2]	7,970,000	8,229,025
Rearden G Holdings Eins GmbH, 7.875% Sr. Unsec. Nts., 3/30/20[2]	3,640,000	3,967,600
West China Cement Ltd., 7.50% Sr. Nts., 1/25/16[2]	4,040,000	4,105,448

		30,758,433

Containers & Packaging—0.4%
Berry Plastics Corp., 9.75% Sr. Sec. Nts., 1/15/21[2]	14,645,000	14,571,775
Polymer Group, Inc., 7.75% Sr. Sec. Nts., 2/1/19[2]	7,805,000	8,087,931
Solo Cup Co., 8.50% Sr. Sub. Nts., 2/15/14	11,690,000	10,521,000

		33,180,706

Metals & Mining—0.9%
Aleris International, Inc., 7.625% Sr. Nts., 2/15/18[2]	17,915,000	18,049,363
Alrosa Finance SA, 7.75% Nts., 11/3/20[2]	6,070,000	6,537,390
CSN Islands XI Corp., 6.875% Sr. Unsec. Nts., 9/21/19[2]	2,700,000	3,010,500
Ferrexpo Finance plc, 7.875% Sr. Unsec. Bonds, 4/7/16[2,5]	4,970,000	4,970,000
JSC Severstal, 6.70% Nts., 10/25/17[2]	7,410,000	7,595,250
Metinvest BV, 8.75% Sr. Unsec. Unsub. Nts., 2/14/18[2]	6,235,000	6,484,400
Vedanta Resources plc, 9.50% Sr. Unsec. Nts., 7/18/18[2]	28,320,000	31,152,000

		77,798,903

Paper & Forest Products—1.3%
ABI Escrow Corp., 10.25% Sr. Sec. Nts., 10/15/18[2]	8,415,000	9,340,650
Abitibi-Consolidated Co. of Canada (Escrow), 10.60% Sr. Unsec. Unsub. Nts., 1/15/11[3]	5,080,000	355,600
Ainsworth Lumber Co. Ltd., 11% Sr. Unsec. Unsub. Nts., 7/29/15[2,12]	15,118,820	15,364,501
Appleton Papers, Inc., 10.50% Sr. Sec. Nts., 6/15/15[2]	19,545,000	20,668,838
Catalyst Paper Corp., 11% Sr. Sec. Nts., 12/15/16[2]	15,009,000	15,159,090
Mercer International, Inc., 9.50% Sr. Unsec. Nts., 12/1/17[2]	8,765,000	9,641,500
43 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Paper & Forest Products Continued
NewPage Corp., 11.375% Sr. Sec. Nts., 12/31/14	$17,500,000		$17,609,375
Norske Skogindustrier ASA, 6.125% Unsec. Bonds, 10/15/15[2]	3,275,000		2,963,875
Verso Paper Holdings LLC, 11.375% Sr. Unsec. Sub. Nts., Series B, 8/1/16	17,085,000		18,195,525
Verso Paper Holdings LLC/Verso Paper, Inc., 8.75% Sr. Sec. Nts., 2/1/19[2]	9,375,000		9,796,875

			119,095,829

Telecommunication Services—2.2%
Diversified Telecommunication Services—1.3%
Axtel SAB de CV, 9% Sr. Unsec. Nts., 9/22/19[2]	9,115,000		8,795,975
Broadview Networks Holdings, Inc., 11.375% Sr. Sec. Nts., 9/1/12	4,815,000		4,742,775
Cincinnati Bell, Inc.:
8.25% Sr. Nts., 10/15/17	4,585,000		4,642,313
8.75% Sr. Unsec. Sub. Nts., 3/15/18	7,505,000		7,120,369
Intelsat Bermuda Ltd.:
11.25% Sr. Unsec. Nts., 2/4/17	9,665,000		10,607,338
12.50% Sr. Unsec. Nts., 2/4/17[12]	5,259,375		5,798,461
Intelsat Jackson Holdings SA, 7.25% Sr. Unsec. Nts., 10/15/20[2]	2,810,000		2,824,050
Level 3 Financing, Inc.:
9.25% Sr. Unsec. Unsub. Nts., 11/1/14	13,784,000		14,163,060
9.375% Sr. Unsec. Unsub. Nts., 4/1/19[2]	13,410,000		13,041,225
PAETEC Holding Corp., 9.50% Sr. Unsec. Unsub. Nts., 7/15/15	14,495,000		15,255,988
Telemar Norte Leste SA, 5.50% Sr. Unsec. Nts., 10/23/20[2]	15,409,000		15,216,388
Wind Acquisition Finance SA, 7.25% Sr. Sec. Nts., 2/15/18[2]	4,550,000		4,766,125
Windstream Corp., 8.125% Sr. Unsec. Unsub. Nts., 9/1/18	4,845,000		5,196,263

			112,170,330

Wireless Telecommunication Services—0.9%
America Movil SAB de CV:
6.125% Sr. Unsec. Unsub. Nts., 3/30/40	4,750,000		4,987,742
8.46% Sr. Unsec. Unsub. Bonds, 12/18/36	42,300,000	MXN	3,104,772
Cricket Communications, Inc., 7.75% Sr. Unsec. Nts., 10/15/20	20,400,000		20,604,000
MetroPCS Wireless, Inc.:
6.625% Sr. Unsec. Nts., 11/15/20	10,545,000		10,558,181
7.875% Sr. Unsec. Nts., 9/1/18	9,595,000		10,314,625
MTS International Funding Ltd., 8.625% Sr. Unsec. Nts., 6/22/20[2]	8,165,000		9,379,136
Vimpel Communications/VIP Finance Ireland Ltd. OJSC, 7.748% Nts., 2/2/21[2]	4,665,000		4,921,575
VIP Finance Ireland Ltd., 9.125% Bonds, 4/30/18[2]	17,250,000		19,716,750

			83,586,781

Utilities—2.7%
Electric Utilities—1.6%
Centrais Eletricas Brasileiras SA, 6.875% Sr. Unsec. Unsub. Nts., 7/30/19[2]	8,725,000		9,815,625
44 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Electric Utilities Continued
Edison Mission Energy, 7% Sr. Unsec. Nts., 5/15/17	$14,520,000		$11,724,900
Empresa Distribuidora y Comercializadora Norte SA, 9.75% Nts., 10/25/22[2]	3,120,000		3,229,200
Empresas Publicas de Medellin ESP, 7.625% Sr. Unsec. Nts., 7/29/19[2]	5,140,000		5,885,300
Energy Future Intermediate Holding Co. LLC, 10% Sr. Sec. Nts., 12/1/20	10,704,000		11,386,562
Eskom Holdings Ltd.:
5.75% Sr. Unsec. Bonds., 1/26/21[2]	10,875,000		11,078,906
9.25% Bonds, Series ES18, 4/20/18	38,000,000	ZAR	5,634,133
10% Nts., Series ES23, 1/25/23	137,000,000 ZAR		21,112,723
Israel Electric Corp. Ltd., 7.25% Nts., 1/15/19[2]	17,680,000		18,792,744
Majapahit Holding BV:
7.75% Nts., 10/17/16[2]	8,820,000		9,966,600
8% Sr. Unsec. Nts., 8/7/19[2]	4,000,000		4,560,000
National Power Corp., 5.875% Unsec. Unsub. Bonds, 12/19/16	421,000,000	PHP	10,300,202
Texas Competitive Electric Holdings Co. LLC:
10.25% Sr. Unsec. Nts., Series A, 11/1/15	32,800,000		19,352,000
10.25% Sr. Unsec. Nts., Series B, 11/1/15	6,290,000		3,695,375

			146,534,270

Energy Traders—0.9%
Colbun SA, 6% Sr. Unsec. Nts., 1/21/20[2]	5,760,000		5,917,720
Energy Future Holdings Corp., 10% Sr. Sec. Nts., 1/15/20	10,745,000		11,430,176
Foresight Energy LLC, 9.625% Sr. Unsec. Nts., 8/15/17[2]	20,035,000		21,662,844
GenOn Escrow Corp.:
9.50% Sr. Unsec. Nts., 10/15/18[2]	5,635,000		5,888,575
9.875% Sr. Nts., 10/15/20[2]	5,630,000		5,911,500
Power Sector Assets & Liabilities Management Corp.:
7.25% Sr. Gtd. Unsec. Nts., 5/27/19[2]	4,920,000		5,633,400
7.39% Sr. Gtd. Unsec. Nts., 12/2/24[2]	4,370,000		5,003,650
PT Cikarang Listindo/Listindo Capital BV, 9.25% Sr. Nts., 1/29/15[2]	4,240,000		4,694,549
United Maritime Group LLC, 11.75% Sr. Sec. Nts., 6/15/15	13,913,000		14,504,303

			80,646,717

Gas Utilities—0.1%
Ferrellgas LP/Ferrellgas Finance Corp., 6.50% Sr. Nts., 5/1/21[2]	2,590,000		2,525,250
TGI International Ltd., 9.50% Nts., 10/3/17[2]	5,268,000		5,926,500

			8,451,750

Water Utilities—0.1%
Cia de Saneamento Basico do Estado de Sao Paulo, 6.25% Sr. Unsec. Nts., 12/16/20[2]	5,585,000		5,766,513

Total Corporate Bonds and Notes (Cost $2,671,600,364)			2,791,505,632
45 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Preferred Stocks—0.4%
Ally Financial, Inc., 7%, Non-Vtg.[2]	26,074	$24,263,487
GMAC Capital Trust I, 8.125% Cum.	120,000	3,060,000
Greektown Superholdings, Inc., Series A-1[15,16]	109,250	11,605,628

Total Preferred Stocks (Cost $35,713,020)		38,929,115

Common Stocks—0.6%
AbitibiBowater, Inc.[16]	419,436	11,270,245
American Media Operations, Inc.[15,16]	535,548	6,962,124
Arco Capital Corp. Ltd.[4,15,16]	2,494,716	4,989,432
Gaylord Entertainment Co., Cl. A16	141,326	4,901,186
Global Aviation Holdings, Inc.[16]	3,200	32,000
Greektown Superholdings, Inc.[15,16]	8,267	816,945
Kaiser Aluminum Corp.	2,405	118,446
LyondellBasell Industries NV, Cl. A16	281,316	11,126,048
MHP SA, GDR[2,16]	243,656	4,622,154
Orbcomm, Inc.[16]	30,391	100,290
Premier Holdings Ltd.[16]	799,833	—
USA Mobility, Inc.	44	638
Visteon Corp.[16]	180,703	10,275,839

Total Common Stocks (Cost $91,019,445)		55,215,347

	Units

Rights, Warrants and Certificates—0.0%
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18[4,16]	17,071	2,133,875
MediaNews Group, Inc. Wts., Strike Price $0.001, Exp. 3/19/17[16]	31,274	1,125

Total Rights, Warrants and Certificates (Cost $928,060)		2,135,000

	Principal
	Amount

Structured Securities—6.1%
Barclays Bank plc:
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	49,300,000,000	IDR	6,242,872
Indonesia (Republic of) Total Return Linked Bonds, 10.50%, 8/19/30	37,140,000,000	IDR	4,703,048
Indonesia (Republic of) Total Return Linked Bonds, Series 22, 11%, 9/17/25	36,870,000,000	IDR	4,952,872
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	13,030,000,000 IDR		1,634,772
Indonesia (Republic of) Total Return Linked Nts., 10%, 9/18/24	29,460,000,000 IDR		3,696,116
Indonesia (Republic of) Total Return Linked Nts., Series 50, 10.50%, 8/19/30	30,680,000,000 IDR		3,885,016
Indonesia (Republic of) Total Return Linked Nts., Series 51, 10.50%, 8/19/30	26,580,000,000 IDR		3,365,832
Indonesia (Republic of) Total Return Linked Nts., Series 51, 11%, 9/17/25	26,580,000,000 IDR		3,570,582
46 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
Barclays Bank plc: Continued
Russian Federation Total Return Linked Bonds, 7.15%, 1/25/13[1]	216,840,000	RUR	$7,828,723
Russian Federation Total Return Linked Bonds, 6.70%, 2/8/13[1]	222,190,000	RUR	7,959,360
Citigroup Funding, Inc.:
ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15[1,4]	71,890,000	RUR	2,579,059
Indonesia (Republic of) Credit Linked Nts., 10%, 9/19/24	23,000,000,000	IDR	2,885,630
Indonesia (Republic of) Credit Linked Nts., Series 23, 11%, 9/17/25	24,580,000,000	IDR	3,301,915
Indonesia (Republic of) Credit Linked Nts., Series 25, 11%, 9/17/25	46,020,000,000	IDR	5,827,525
Indonesia (Republic of) Credit Linked Nts., Series 55, 10.50%, 8/19/30	46,020,000,000	IDR	6,182,023
Indonesia (Republic of) Total Return Linked Nts., 11%, 9/17/25	28,180,000,000	IDR	3,785,515
Instituto Costarricense De Eletricidad Total Return Linked Nts., 2.303%, 10/25/11[1]	7,495,000		7,542,714
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13[1,4]	148,920,000	RUR	5,295,899
Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15[1,4]	65,722,500	UAH	7,393,936
Citigroup Global Markets Holdings, Inc.:
Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18[4]	8,155,000,000	COP	5,064,859
Colombia (Republic of) Credit Linked Nts., 13.661%, 2/26/15[4,11]	5,870,000,000	COP	6,711,372
Colombia (Republic of) Credit Linked Nts., Series 01, 13.661%, 2/26/15[4,11]	2,175,000,000	COP	2,486,752
Colombia (Republic of) Credit Linked Nts., Series 02, 13.661%, 2/26/15[4,11]	3,317,000,000	COP	3,792,440
Colombia (Republic of) Total Return Linked Bonds, 7.25%, 6/16/16[5]	23,918,000,000 COP		12,493,081
Colombia (Republic of) Total Return Linked Bonds, Series 2, 11%, 7/27/20	10,191,000,000 COP		6,364,869
Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12[4]	182,600,000 DOP		4,989,042
Credit Suisse First Boston International:
Moitk Total Return Linked Nts., 21%, 3/30/11[3]	196,587,000 RUR		20,743
Pemex Project Funding Master Total Return Linked Nts., 1.554%, 5/12/11	50,000,000		50,270,080
Russian Oreniz Total Return Linked Nts., 9.24%, 2/24/12[1]	305,165,000 RUR		10,573,229
Credit Suisse First Boston, Inc. (Nassau Branch), Russian Specialized Construction & Installation Administration Total Return Linked Nts., 13%, 5/20/10[3]	335,100,000 RUR		1,179
Credit Suisse Group AG, Russian Moscoblgaz Finance Total Return Linked Nts., 9.25%, 6/27/12	269,570,000 RUR		9,282,113
Credit Suisse International:
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[1]	85,510,000 RUR		3,267,678
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[1]	79,950,000 RUR		3,055,208
OAO Gazprom Total Return Linked Nts., 13.12%, 6/28/12[1]	59,420,000 RUR		2,270,675
Deutsche Bank AG:
Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.01%, 4/30/25[4,10]	5,213,320		3,366,133
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.064%, 4/30/25[2,10]	6,642,572		4,288,971
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.103%, 4/30/25[2,10]	5,734,797		3,702,839
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.138%, 4/30/25[2,10]	5,126,185		3,309,871
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.191%, 4/30/25[2,10]	6,382,516		4,121,058
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.241%, 4/30/25[2,10]	7,284,674		4,703,563
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.269%, 4/30/25[2,10]	5,819,602		3,757,596
47 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Principal
	Amount		Value

Structured Securities Continued
Deutsche Bank AG: Continued
Coriolanus Ltd. Sec. Credit Linked Bonds, 3.342%, 4/30/25[2,10]	$5,470,177		$3,531,980
Coriolanus Ltd. Sec. Credit Linked Nts., 11.417%, 12/31/17[4,11]	50,470,000	BRR	27,154,804
Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11[1,4]	6,050,000		7,089,995
Indonesia (Republic of) Credit Linked Nts., 10.50%, 8/23/30	57,330,000,000	IDR	7,259,713
Indonesia (Republic of) Credit Linked Nts., 12.80%, 6/22/21	23,160,000,000	IDR	3,514,796
Indonesia (Republic of) Credit Linked Nts., Series 03, 11%, 9/17/25	35,580,000,000	IDR	4,779,582
JSC Gazprom Credit Linked Nts., Series 4, 13.12%, 6/28/12[1]	88,460,000 RUR		3,380,409
JSC Gazprom Total Return Linked Nts., 13.12%, 6/28/12[1]	74,280,000 RUR		2,838,535
Opic Reforma I Credit Linked Nts., Cl. 2A, 8.315%, 5/22/15[1,4]	3,664,197 MXN		307,067
Opic Reforma I Credit Linked Nts., Cl. 2B, 8.315%, 5/22/15[1,4]	6,410,601 MXN		537,220
Opic Reforma I Credit Linked Nts., Cl. 2C, 8.315%, 5/22/15[1,4]	96,656,316 MXN		8,099,979
Opic Reforma I Credit Linked Nts., Cl. 2D, 8.315%, 5/22/15[1,4]	7,044,180 MXN		590,315
Opic Reforma I Credit Linked Nts., Cl. 2E, 8.315%, 5/22/15[1,4]	5,117,729 MXN		428,875
Opic Reforma I Credit Linked Nts., Cl. 2F, 8.315%, 5/22/15[1,4]	3,268,436 MXN		273,901
Opic Reforma I Credit Linked Nts., Cl. 2G, 8.315%, 5/22/15[1,4]	601,913 MXN		50,441
Ukraine (Republic of) 6 yr. Total Return Linked Nts., 4.05%, 8/30/11	6,160,000		5,550,222
Ukraine (Republic of) 6.5 yr. Total Return Linked Nts., 4.05%, 2/29/12	6,160,000		4,895,167
Ukraine (Republic of) 7 yr. Total Return Linked Nts., 4.05%, 8/30/12	6,160,000		4,379,575
Eirles Two Ltd. Sec. Nts.:
Series 324, 3.653%, 4/30/12[1,4]	15,000,000		13,810,500
Series 335, 2.103%, 4/30/12[1,4]	17,500,000		16,810,500
Goldman Sachs & Co., Turkey (Republic of) Credit Linked Nts., 14.798%, 3/29/17[2,10]	81,020,000 TRY		25,918,424
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37[4,10]	245,971,200,000	COP	4,862,909
Hallertau SPC Credit Linked Nts.:
Series 2007-01, 2.51%, 12/20/17[1,4]	24,000,000		22,140,000
Series 2008-01, 9.878%, 8/2/10[3],[4,10]	37,994,727 BRR		2,327,181
Series 2008-2A, 7.91%, 9/17/13[1,4]	32,556,250		33,236,676
JPMorgan Chase & Co.:
Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20[4]	4,890,000,000 COP		3,054,976
Indonesia (Republic of) Credit Linked Bonds, 8.25%, 7/19/21[2]	51,300,000,000	IDR	5,949,669
Indonesia (Republic of) Credit Linked Bonds, Series 04, 11%, 9/17/25[2]	26,580,000,000	IDR	3,570,582
Indonesia (Republic of) Credit Linked Nts., Series 04, 10.50%, 8/19/30[2]	24,990,000,000	IDR	3,164,490
Indonesia (Republic of) Credit Linked Nts., Series 52, 10.50%, 8/19/30[2]	30,680,000,000	IDR	3,885,016
Indonesia (Republic of) Credit Linked Nts., Series 55, 11%, 9/17/25[2]	30,680,000,000	IDR	4,121,348
Indonesia (Republic of) Total Return Linked Nts., 10.50%, 8/19/30[2]	11,890,000,000	IDR	1,505,634
Indonesia (Republic of) Total Return Linked Nts., Series 53, 11%, 9/17/25[2]	28,180,000,000	IDR	3,785,515
JPMorgan Chase Bank NA:
Indonesia (Republic of) Credit Linked Nts., Series 2, 10.50%, 8/19/30[2]	57,330,000,000	IDR	7,259,713
Indonesia (Republic of) Credit Linked Nts., Series 2, 11%, 9/17/25[2]	22,150,000,000	IDR	2,975,485
Indonesia (Republic of) Credit Linked Nts., Series 3, 11%, 9/17/25[2]	44,300,000,000	IDR	5,950,969
Russian Federation Credit Linked Bonds, 6.70%, 2/8/13[1,4]	149,000,000 RUR		5,339,097
Russian Federation Credit Linked Bonds, 10%, 9/30/11[1,2]	244,200,000 RUR		8,834,162
Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13[1,4]	182,420,000 RUR		6,589,242
48 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Principal
	Amount		Value

Structured Securities Continued
LB Peru Trust II Certificates, Series 1998-A, 4.541%, 2/28/16[3,10]	$14,029,589		$1,402,959
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12[4]	6,864,387		4,324,564
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16[4]	7,928,000,000	COP	4,553,887
Morgan Stanley:
Peru (Republic of) Credit Linked Nts., 6.25%, 3/23/17[2]	15,932,000	PEN	4,728,871
Russian Federation Total Return Linked Bonds, Series 007, Cl. VR, 5%, 8/22/34	240,460,496	RUR	3,992,632
Morgan Stanley Capital Services, Inc.:
Brazil (Federal Republic of) Credit Linked Nts., 12.561%, 1/5/22[2,10]	113,353,000 BRR		9,540,356
GISAD Sr. Unsec. Credit Linked Nts., 166.572%, 4/2/13[10]	23,262,400	EUR	1,648,366
United Mexican States Credit Linked Nts., 5.64%, 11/20/15[4]	300,000		272,588
Standard Bank Group Ltd., Ghana (Republic of) Credit Linked Bonds, 11.155%, 9/21/11[2,10]	6,380,000	GHS	3,996,767
Standard Charter Bank:
Kenya (Republic of) Credit Linked Bonds, 11.441%, 9/1/11[4,10]	1,530,000	GHS	967,482
Kenya (Republic of) Credit Linked Bonds, 11.44%, 9/8/11[4,10]	7,180,000 GHS		4,530,433
UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11[4]	4,821,752 GHS		3,232,593

Total Structured Securities (Cost $612,086,781)			553,472,922

	Expiration	Strike
	Date	Price	Contracts

Options Purchased—0.0%
Japanese Yen (JPY) Call[16]	4/25/11	$76.00	1,120,000,000	1,400
Japanese Yen (JPY) Call[16]	4/25/11	$76.00	1,120,000,000	1,176
Japanese Yen (JPY) Call[16]	4/25/11	$76.00	1,120,000,000	1,109
Japanese Yen (JPY) Call[16]	4/26/11	$76.30	1,050,000,000	1,701

Total Options Purchased (Cost $180,422)				5,386

	Shares

Investment Companies—18.2%
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Shares, 0.00%[17,18]	4,207,381	4,207,381
Oppenheimer Institutional Money Market Fund, Cl. E, 0.20%[15,18]	251,481,649	251,481,649
Oppenheimer Master Event-Linked Bond Fund, LLC[15]	15,859,814	169,556,069
Oppenheimer Master Loan Fund, LLC[15]	101,922,130	1,212,893,505

Total Investment Companies (Cost $1,614,465,107)		1,638,138,604
Total Investments, at Value (Cost $9,162,124,308)	102.9%	9,286,869,974
Liabilities in Excess of Other Assets	(2.9)	(258,252,334)

Net Assets	100.0%	$9,028,617,640

49 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments
Principal amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARP	Argentine Peso
AUD	Australian Dollar
BRR	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
DKK	Danish Krone
DOP	Dominican Republic Peso
EUR	Euro
GBP	British Pound Sterling
GHS	Ghana Cedi
HUF	Hungarian Forint
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Nuevo Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippines Peso
PLZ	Polish Zloty
RUR	Russian Ruble
SEK	Swedish Krona
TRY	New Turkish Lira
UAH	Ukraine Hryvnia
ZAR	South African Rand

1.	Represents the current interest rate for a variable or increasing rate security.

2.	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $1,950,401,615 or 21.60% of the Fund’s net assets as of March 31, 2011.

3.	This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the original contractual interest rate. See Note 1 of the accompanying Notes.

4.	Restricted security. The aggregate value of restricted securities as of March 31, 2011 was $367,095,470, which represents 4.07% of the Fund’s net assets. See Note 6 of the accompanying Notes. Information concerning restricted securities is as follows:

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Akbank TAS, 5.125% Sr. Unsec. Nts., 7/22/15	7/15/10	$7,546,813	$7,656,792	$109,979
Arco Capital Corp. Ltd.	2/27/07	37,420,740	4,989,432	(32,431,308)
ASG Warrant Corp. Wts., Strike Price $0.01, Exp. 5/15/18	4/28/10-12/6/10	928,060	2,133,875	1,205,815
Autopistas del Nordeste Cayman Ltd., 9.39% Nts., 1/15/26	2/22/06-11/21/06	10,635,629	9,299,901	(1,335,728)
Citigroup Funding, Inc., ALROSA Russia Corporate Bond Credit Linked Unsec. Nts., 8.25%, 6/25/15	3/1/11	2,547,405	2,579,059	31,654
Citigroup Funding, Inc., Russian Federation Credit Linked Bonds, 6.70%, 2/8/13	3/2/11	5,297,041	5,295,899	(1,142)
Citigroup Funding, Inc., Ukraine (Republic of) Credit Linked Nts., 5.50%, 9/1/15	9/7/10	6,846,133	7,393,936	547,803
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Bonds, 11.25%, 10/25/18	12/9/08	3,444,478	5,064,859	1,620,381
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., 13.661%, 2/26/15	7/18/08	5,001,597	6,711,372	1,709,775
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 01, 13.661%, 2/26/15	7/31/08	1,873,281	2,486,752	613,471
Citigroup Global Markets Holdings, Inc., Colombia (Republic of) Credit Linked Nts., Series 02, 13.661%, 2/26/15	8/8/08	2,877,466	3,792,440	914,974
Citigroup Global Markets Holdings, Inc., Dominican Republic Unsec. Credit Linked Nts., 15%, 3/12/12	3/7/07	5,482,278	4,989,042	(493,236)
50 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Deutsche Alt-A Securities, Inc., Mtg. Pass-Through Certificates, Series 2007-RS1, Cl. A2, 0.748%, 1/27/37	5/29/08	$2,719,937	$1,038,401	$(1,681,536)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Bonds, Series 128, 3.01%, 4/30/25	10/8/10	3,434,299	3,366,133	(68,166)
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts., 11.417%, 12/31/17	9/19/07	21,672,018	27,154,804	5,482,786
Deutsche Bank AG, Coriolanus Ltd. Sec. Credit Linked Nts., Series 113, 9%, 4/26/11	12/8/08	6,046,892	7,089,995	1,043,103
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2A, 8.315%, 5/22/15	5/21/08	353,295	307,067	(46,228)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2B, 8.315%, 5/22/15	6/12/08	617,992	537,220	(80,772)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2C, 8.315%, 5/22/15	6/18/08	9,377,660	8,099,979	(1,277,681)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2D, 8.315%, 5/22/15	7/8/08	682,820	590,315	(92,505)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2E, 8.315%, 5/22/15	7/15/08	496,911	428,875	(68,036)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2F, 8.315%, 5/22/15	8/8/08	321,793	273,901	(47,892)
Deutsche Bank AG, Opic Reforma I Credit Linked Nts., Cl. 2G, 8.315%, 5/22/15	8/22/08	59,373	50,441	(8,932)
DLJ Ltd., Collateralized Bond Obligations, Series 1A, Cl. C2, 11.96%, 4/15/11	4/9/99	15,000,000	150	(14,999,850)
DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations, Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30	6/27/01	20,734,773	5,159,636	(15,575,137)
DT Auto Owner Trust 2011-1A, Automobile Receivable Nts., Series 2011-1A, Cl. C, 3.05%, 8/15/15	2/2/11	2,709,678	2,709,160	(518)
Eirles Two Ltd. Sec. Nts., Series 324, 3.653%, 4/30/12	4/17/07	15,010,645	13,810,500	(1,200,145)
Eirles Two Ltd. Sec. Nts., Series 335, 2.103%, 4/30/12	9/17/07	17,347,206	16,810,500	(536,706)
Embarcadero Aircraft Securitization Trust, Airplane Receivable Nts., Series 2000-A, Cl. B, 0.656%, 8/15/25	8/17/00	2,730,094	—	(2,730,094)
Financing of Infrastructural Projects State Enterprise Gtd. Nts., 8.375%, 11/3/17	10/29/10	7,664,576	7,975,800	311,224
GMAC Mortgage Servicer Advance Funding Ltd., Asset-Backed Nts., Series 2011-1A, Cl. A, 3.72%, 2/15/23	3/11/11	2,159,976	2,171,297	11,321
Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond Obligations, Series 1A, Cl. D,12.54%, 6/13/11	6/8/99-12/31/04	3,846,847	—	(3,846,847)
Goldman Sachs Capital Markets LP, Colombia (Republic of) Credit Linked Nts., 10.479%, 2/8/37	1/18/07	21,424,361	4,862,909	(16,561,452)
Hallertau SPC Credit Linked Nts., Series 2007-01, 2.51%,12/20/17	12/13/07-10/23/09	22,857,509	22,140,000	(717,509)
Hallertau SPC Credit Linked Nts., Series 2008-01, 9.878%, 8/2/10	4/18/08-10/1/08	19,017,779	2,327,181	(16,690,598)
Hallertau SPC Credit Linked Nts., Series 2008-2A, 7.91%, 9/17/13	10/23/08	32,832,757	33,236,676	403,919
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. B, 2.165%, 8/15/22	11/6/07	18,583,636	14,070,000	(4,513,636)
51 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. C, 3.465%, 8/15/22	6/8/07	$17,780,000	$11,379,200	$(6,400,800)
Ice 1 Em CLO Ltd./Ice 1 Em CLO Corp., Sr. Sec. Sub. Term Nts., Series 2007-1A, Cl. D, 5.465%, 8/15/22	6/8/07	17,780,000	10,668,000	(7,112,000)
Interactive Data Corp., 10.25% Sr. Nts., 8/1/18	7/20/10	3,550,000	3,940,500	390,500
JPMorgan Chase & Co., Colombia (Republic of) Credit Linked Nts., 11%, 7/28/20	8/24/10	3,397,110	3,054,976	(342,134)
JPMorgan Chase Bank NA, Russian Federation Credit Linked Bonds, 6.70%, 2/8/13	3/1/11	5,234,792	5,339,097	104,305
JPMorgan Chase Bank NA, Russian Federation Credit Linked Bonds, Series 2, 7.15%, 1/25/13	2/28/11	6,430,784	6,589,242	158,458
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates, Series 2007-LDPX, Cl. A2S2, 5.187%, 1/1/49	7/14/10	5,544,813	5,671,566	126,753
JPMorgan Hipotecaria su Casita, 7.812% Sec. Nts., 8/26/35	3/21/07	1,834,690	1,741,518	(93,172)
Lehman Brothers Treasury Co. BV, Microvest Capital Management LLC Credit Linked Nts., 7.55%, 5/24/12	6/20/07	6,891,638	4,324,564	(2,567,074)
Madison Avenue CDO Ltd., Collateralized Debt Obligations, Series 2A, Cl. C1, 2.71%, 3/24/14	2/23/01	3,209,935	86,114	(3,123,821)
Merrill Lynch, Colombia (Republic of) Credit Linked Nts., 10%, 11/17/16	10/20/06	3,387,746	4,553,887	1,166,141
Morgan Stanley Capital Services, Inc., United Mexican States Credit Linked Nts., 5.64%, 11/20/15	11/3/05	300,000	272,588	(27,412)
NC Finance Trust, Collateralized Mtg. Obligation Pass-Through Certificates, Series 1999-I, Cl. ECFD, 3.405%, 1/25/29	8/10/10	4,377,854	402,761	(3,975,093)
Newport Television LLC/NTV Finance Corp., 13.509% Sr. Nts., 3/15/17	11/1/10-3/15/11	9,449,955	10,304,093	854,138
Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04	6/30/09	4,987,533	—	(4,987,533)
Premier Cruise Ltd., 11% Sr. Nts., 3/15/08	3/6/98	10,532,095	—	(10,532,095)
Provincia de Buenos Aires Sr. Unsec. Unsub. Nts.,10.875%,1/26/21	1/19/11	6,116,155	5,817,218	(298,937)
Real Time Data Co., 11% Nts., 5/31/09	6/30/99-5/31/01	6,781,954	—	(6,781,954)
Salisbury International Investments Ltd., 4.453% Sec. Nts., Series 2006-003, Tranche E, 7/22/11	7/12/06	5,200,000	4,925,960	(274,040)
Santander Drive Auto Receivables Trust 2011-S1A, Automobile Receivables Nts., Series 2011-S1A, Cl. D, 3.10%, 5/15/17	2/4/11	908,801	909,406	605
Southern States Cooperative, Inc., 11.25% Sr. Nts., 5/15/15	4/28/10-9/23/10	9,592,909	10,340,513	747,604
Standard Charter Bank, Kenya (Republic of) Credit Linked Bonds, 11.441%, 9/1/11	3/3/11	959,610	967,482	7,872
Standard Charter Bank, Kenya (Republic of) Credit Linked Bonds, 11.44%, 9/8/11	3/8/11	4,497,322	4,530,433	33,111
Tower Automotive Holdings USA LLC/TA Holdings Finance, Inc., 10.625% Sr. Sec. Nts., 9/1/17	8/13/10-12/31/10	19,913,261	22,733,760	2,820,499
52 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

				Unrealized
	Acquisition			Appreciation
Security	Dates	Cost	Value	(Depreciation)

UBS AG, Ghana (Republic of) Credit Linked Nts., 14.47%, 12/28/11	12/22/06	$5,253,425	$3,232,593	$(2,020,832)
Wallace Theater Holdings, Inc., 12.50% Sr. Sec. Nts., 6/15/13	9/30/10-10/6/10	8,662,766	8,705,700	42,934

		$510,178,896	$367,095,470	$(143,083,426)

5.	When-issued security or delayed delivery to be delivered and settled after March 31, 2011. See Note 1 of the accompanying Notes.

6.	Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $43,853,854 or 0.49% of the Fund’s net assets as of March 31, 2011.

7.	The current amortization rate of the security’s cost basis exceeds the future interest payments currently estimated to be received. Both the amortization rate and interest payments are contingent on future mortgage pre-payment speeds and are therefore subject to change.

8.	All or a portion of the security position is held in collateralized accounts to cover initial margin requirements on open futures contracts and written options on futures, if applicable. The aggregate market value of such securities is $40,314,411. See Note 5 of the accompanying Notes.

9.	All or a portion of the security position is held in collateral accounts to cover the Fund’s obligations under certain derivative contracts. The aggregate market value of such securities is $10,583,343. See Note 5 of the accompanying Notes.

10.	Zero coupon bond reflects effective yield on the date of purchase.

11.	Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

12.	Interest or dividend is paid-in-kind, when applicable.

13.	This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

14.	Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

15.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2011, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Principal					Principal
	Amount/Shares	Gross		Gross		Amount/Shares
	September 30, 2010	Additions		Reductions		March 31, 2011

American Media Operations, Inc.[a]	—	535,548	[b]	—		535,548
American Media Operations, Inc.	—	535,548	[c]	535,548	[b]	—
American Media Operations, Inc., 13.50%
2nd Lien Nts., 6/15/18	—	2,371	[c]	2,371		—
American Media Operations, Inc., 9% Sr. Unsec. Nts., 5/1/13	2,261	101		2,362	[c]	—
American Media Operations, Inc., 9.17% Sr. Sub. Nts., 11/1/13	21,831,214	—		21,831,214	[c]	—
Arco Capital Corp. Ltd.	2,494,716	—		—		2,494,716
Greektown Holdings LLC, Preferred Stock	109,250	—		109,250	[c]	—
Greektown Superholdings, Inc.	8,267	—		—		8,267
Greektown Superholdings, Inc., Series A-1	—	109,250	[c]	—		109,250
53 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued

	Principal			Principal
	Amount/Shares	Gross	Gross	Amount/Shares
	September 30, 2010	Additions	Reductions	March 31, 2011

Oppenheimer Institutional Money Market Fund, Cl. E	415,669,338	988,548,336	1,152,736,025	251,481,649
Oppenheimer Master Event-Linked Bond Fund, LLC	3,292,391	12,836,880	269,457	15,859,814
Oppenheimer Master Loan Fund, LLC	105,623,787	—	3,701,657	101,922,130

					Realized
	Value		Income		Gain (Loss)

American Media Operations, Inc.[a]	$—	[d]	$—		$—
American Media Operations, Inc.	—		—		—
American Media Operations, Inc., 13.50% 2nd Lien Nts., 6/15/18	—		30		177
American Media Operations, Inc., 9% Sr. Unsec. Nts., 5/1/13	—		54		—
American Media Operations, Inc., 9.17% Sr. Sub. Nts., 11/1/13	—		601,083		—
Arco Capital Corp. Ltd.	4,989,432		—		—
Greektown Holdings LLC, Preferred Stock	—		—		—
Greektown Superholdings, Inc.	816,945		—		—
Greektown Superholdings, Inc., Series A-1	11,605,628		—		—
Oppenheimer Institutional Money Market Fund, Cl. E	251,481,649		464,758		—
Oppenheimer Master Event-Linked Bond Fund, LLC	169,556,069		3,301,410	[e]	(920,707)[e]
Oppenheimer Master Loan Fund, LLC	1,212,893,505		52,649,707	[f]	4,165,861	[f]

	$1,651,343,228		$57,017,042		$3,245,331

a.	No longer an affiliate as of March 31, 2011.

b.	Due to mandatory exchange.

c.	All or a portion is the result of a corporate action.

d.	The security is no longer an affiliate, therefore, the value has been excluded from this table.

e.	Represents the amount allocated to the Fund from Oppenheimer Master Event-Linked Bond Fund, LLC.

f.	Represents the amount allocated to the Fund from Oppenheimer Master Loan Fund, LLC.

16.	Non-income producing security.

17.	Interest rate is less than 0.0005%.

18.	Rate shown is the 7-day yield as of March 31, 2011.

19.	This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the original contractual interest rate.
Valuation Inputs
Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:
1)	Level 1—unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2—inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3—significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).
54 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of March 31, 2011 based on valuation input level:

		Level 2—
		Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Value

Assets Table
Investments, at Value:
Asset-Backed Securities	$—	$93,732,792	$36,117,381	$129,850,173
Mortgage-Backed Obligations	—	1,787,359,966	9,767,862	1,797,127,828
U.S. Government Obligations	—	279,103,251	—	279,103,251
Foreign Government Obligations	—	1,960,095,752	—	1,960,095,752
Loan Participations	—	41,290,964	—	41,290,964
Corporate Bonds and Notes	—	2,791,505,632	—	2,791,505,632
Preferred Stocks	—	27,323,487	11,605,628	38,929,115
Common Stocks	32,139,007	22,227,395	848,945	55,215,347
Rights, Warrants and Certificates	—	2,133,875	1,125	2,135,000
Structured Securities	—	547,723,477	5,749,445	553,472,922
Options Purchased	—	5,386	—	5,386
Investment Companies	1,638,138,604	—	—	1,638,138,604

Total Investments, at Value	1,670,277,611	7,552,501,977	64,090,386	9,286,869,974
Other Financial Instruments:
Appreciated swaps, at value	—	15,493,626	—	15,493,626
Depreciated swaps, at value	—	252,846	—	252,846
Futures margins	937,599	—	—	937,599
Foreign currency exchange contracts	—	55,202,456	—	55,202,456

Total Assets	$1,671,215,210	$7,623,450,905	$64,090,386	$9,358,756,501

Liabilities Table
Other Financial Instruments:
Appreciated swaps, at value	$—	$(6,735,648)	$—	$(6,735,648)
Depreciated swaps, at value	—	(24,919,452)	—	(24,919,452)
Appreciated options written, at value	—	(64,855)	—	(64,855)
Futures margins	(1,580,356)	—	—	(1,580,356)
Foreign currency exchange contracts	—	(12,116,296)	—	(12,116,296)

Total Liabilities	$(1,580,356)	$(43,836,251)	$—	$(45,416,607)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.
The table below shows the significant transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers out of Level 2*	Transfers into Level 3*

Assets Table
Investments, at Value:
Asset-Backed Securities	$(150)	$150
Mortgaged-Backed Obligations	(10,622,814)	10,622,814

Total Assets	$(10,622,964)	$10,622,964

*	Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.
55 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
The following is a reconciliation of assets in which significant unobservable inputs (level 3) were used in determining fair value:

			Change in	Accretion/		Transfers
	Value as of	Realized	unrealized	(amortization)	Net	in and/	Value as of
	September 30,	gain	appreciation	of premium/	purchases	or out of	March 31,
	2010	(loss)	(depreciation)	discount[1]	(sales)	Level 3	2011

Assets Table
Investments, at Value:
Asset Backed Securities	$27,067,631	$—	$8,988,449	$61,151	$—	$150	$36,117,381
Mortgage-Backed Obligations	—	—	(306,639)	(548,313)	—	10,622,814	9,767,862
Foreign Government Obligations	11,895,689	—	—	—	—	(11,895,689)	—
Corporate Bonds and Notes	1,124	(15,984,897)	15,983,773	—	—	—	—
Preferred Stocks	11,580,500	(15,761,480)	15,786,608	—	—	—	11,605,628
Common Stocks	5,767,297	(243,381)	328,695	—	—	(5,003,666)	848,945
Rights, Warrants, and Certificates	40	(30,592)	31,677	—	—	—	1,125
Structured Securities	7,158,320	—	(13,433,660)	(4,678,867)	4,807,963	11,895,689	5,749,445

Total Assets	$63,470,601	$(32,020,350)	$27,378,903	$(5,166,029)	$4,807,963	$5,619,298	$64,090,386

Liabilities Table
Other Financial Instruments:
TALF loans, at value	$(553,713,724)	$—	$82,115	$—	$553,631,609	$—	$—

Total Liabilities	$(553,713,724)	$—	$82,115	$—	$553,631,609	$—	$—

1.	Included in net investment income.
See the accompanying Notes for further discussion of the methods used in determining value of the Fund’s investments, and a summary of changes to the valuation methodologies, if any, during the reporting period.
Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings	Value	Percent

United States	$5,752,965,792	62.0%
Brazil	455,366,720	4.9
Mexico	294,544,823	3.2
Russia	271,644,452	2.9
Japan	234,947,790	2.5
South Africa	189,132,751	2.0
Indonesia	185,450,655	2.0
Turkey	163,453,553	1.8
Poland	143,530,539	1.6
Korea, Republic of South	122,387,600	1.3
Colombia	115,240,552	1.3
Ukraine	105,829,668	1.1
Argentina	99,291,479	1.1
Canada	96,300,219	1.0
Venezuela	86,619,931	0.9
Supranational	75,988,724	0.8
Hungary	75,336,003	0.8
56 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Geographic Holdings	Value	Percent

Kazakhstan	$74,296,533	0.8%
Peru	71,519,056	0.8
Germany	66,487,328	0.7
Philippines	55,993,991	0.6
India	55,177,180	0.6
United Kingdom	50,575,290	0.6
Italy	47,500,786	0.5
Malaysia	39,074,621	0.4
Uruguay	34,999,450	0.4
The Netherlands	31,689,393	0.3
Australia	23,610,862	0.3
Panama	22,079,886	0.2
Spain	21,817,947	0.2
Greece	20,301,418	0.2
Dominican Republic	20,214,331	0.2
Israel	18,792,744	0.2
Ghana	18,589,550	0.2
France	17,160,571	0.2
Chile	16,620,099	0.2
Luxembourg	16,405,799	0.2
Belgium	11,157,417	0.1
Trinidad & Tobago	10,701,825	0.1
Cayman Islands	10,516,225	0.1
Qatar	9,240,005	0.1
China	8,353,136	0.1
Costa Rica	7,542,714	0.1
Austria	7,287,993	0.1
Nigeria	6,768,000	0.1
Sri Lanka	4,975,475	0.1
Norway	4,078,707	0.1
Denmark	3,540,052	—
Sweden	2,842,372	—
Egypt	2,834,055	—
Finland	2,511,249	—
Ivory Coast	2,057,738	—
Belize	1,524,925	—

Total	$9,286,869,974	100.0%

57 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of March 31, 2011 are as follows:

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Banc of America:
Argentine Peso (ARP)	Buy	123,870	ARP	4/28/11-6/29/11	$30,255,285	$—	$40,513
Australian Dollar (AUD)	Sell	18,050	AUD	4/15/11	18,635,592	—	601,837
Canadian Dollar (CAD)	Buy	1,970	CAD	5/24/11	2,029,547	29,270	—
Canadian Dollar (CAD)	Sell	7,380	CAD	5/24/11	7,603,075	—	99,164
Chinese Renminbi (Yuan) (CNY)	Buy	164,500	CNY	6/7/11	25,208,687	870,290	—
Chinese Renminbi (Yuan) (CNY)	Sell	38,750	CNY	5/24/11	5,933,425	—	9,254
Euro (EUR)	Sell	11,170	EUR	4/6/11	15,828,301	—	543,385
Indonesia Rupiah (IDR)	Buy	27,012,000	IDR	5/18/11-6/1/11	3,075,469	59,783	3,706
Indonesia Rupiah (IDR)	Sell	8,574,000	IDR	5/18/11-6/1/11	975,138	—	12,243
New Turkish Lira (TRY)	Buy	56,925	TRY	4/25/11	36,709,561	635,187	—
New Turkish Lira (TRY)	Sell	28,575	TRY	4/1/11	18,506,525	—	554,247
Polish Zloty (PLZ)	Buy	420,005	PLZ	5/9/11	147,407,284	1,594,998	—
South African Rand (ZAR)	Sell	125,400	ZAR	4/4/11	18,526,072	—	631,470
South Korean Won (KRW)	Sell	28,654,000	KRW	5/3/11	26,069,381	—	565,153

						3,189,528	3,060,972
Bank Paribas Asia — FGN
South African Rand (ZAR)	Buy	18,120	ZAR	5/24/11	2,656,800	45,458	—
Barclay’s Capital:
Colombian Peso (COP)	Sell	4,806,000	COP	7/5/11	2,581,533	—	35,982
Euro (EUR)	Buy	15,080	EUR	4/27/11-5/24/11	21,358,147	656,657	—
Euro (EUR)	Sell	3,135	EUR	4/11/11	4,442,001	—	169,623
Hungarian Forint (HUF)	Buy	2,912,000	HUF	4/11/11	15,500,183	213,393	—
Japanese Yen (JPY)	Buy	1,113,000	JPY	4/7/11	13,381,146	—	127,775
Japanese Yen (JPY)	Sell	1,343,000	JPY	4/27/11	16,148,154	211,022	—
Mexican Nuevo Peso (MXN)	Buy	37,800	MXN	5/24/11	3,161,578	47,966	—
Mexican Nuevo Peso (MXN)	Sell	12,300	MXN	5/24/11	1,028,768	—	12,246
Russian Ruble (RUR)	Buy	378,350	RUR	4/29/11	13,275,822	251,725	—
South African Rand (ZAR)	Buy	1,166,800	ZAR	4/4/11-5/9/11	171,588,686	11,957,259	—
South African Rand (ZAR)	Sell	40,660	ZAR	4/6/11	6,005,234	—	470,748
South Korean Won (KRW)	Sell	24,173,000	KRW	5/2/11-5/11/11	21,988,429	—	323,669

						13,338,022	1,140,043
Citigroup:
Australian Dollar (AUD)	Buy	6,220	AUD	5/24/11	6,388,980	156,340	—
Australian Dollar (AUD)	Sell	890	AUD	5/24/11	914,179	—	23,504
Colombian Peso (COP)	Buy	4,806,000	COP	7/5/11	2,581,533	31,931	—
Euro (EUR)	Buy	80,535	EUR	4/7/11-6/22/11	114,039,400	1,315,542	—
Euro (EUR)	Sell	1,600	EUR	5/10/11	2,265,776	—	89,977
Indian Rupee (INR)	Buy	809,000	INR	5/24/11	17,954,536	184,080	—
Indonesia Rupiah (IDR)	Buy	197,000	IDR	6/1/11	22,381	119	—
Indonesia Rupiah (IDR)	Sell	89,000	IDR	6/1/11	10,111	—	54
Japanese Yen (JPY)	Sell	740,000	JPY	4/27/11	8,897,717	104,826	—
New Taiwan Dollar (TWD)	Sell	532,000	TWD	5/24/11	18,112,428	19,815	—
New Turkish Lira (TRY)	Buy	30,885	TRY	4/1/11-6/14/11	19,983,277	40,429	—
58 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts as of March 31, 2011 are as follows: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Citigroup: (Continued)
New Turkish Lira (TRY)	Sell	28,575	TRY	6/1/11	$18,309,155	$2,284	$—
New Zealand Dollar (NZD)	Buy	4,960	NZD	5/24/11	3,770,633	122,581	—
South African Rand (ZAR)	Buy	14,430	ZAR	5/24/11	2,115,763	116,414	—
South African Rand (ZAR)	Sell	14,750	ZAR	5/24/11	2,162,682	—	53,142

						2,094,361	166,677
Citigroup EM:
Chilean Peso (CLP)	Buy	1,249,000	CLP	6/30/11	2,591,007	14,155	—
Chilean Peso (CLP)	Sell	1,125,000	CLP	6/1/11	2,341,053	5,782	18,334
Colombian Peso (COP)	Buy	24,955,969	COP	4/5/11	13,341,886	137,669	—
Colombian Peso (COP)	Sell	22,802,815	COP	4/1/11-4/18/11	12,187,858	—	115,413
Egyptian Pounds (EGP)	Buy	36,550	EGP	5/5/11	6,046,720	—	55,014
Indonesia Rupiah (IDR)	Buy	1,236,000	IDR	6/1/11	140,422	1,592	—
Indonesia Rupiah (IDR)	Sell	1,238,000	IDR	6/1/11	140,649	—	1,078

						159,198	189,839
Credit Suisse:
British Pound Sterling (GBP)	Buy	5,580	GBP	6/22/11	8,940,985	—	52,301
Malaysian Ringgit (MYR)	Buy	70,835	MYR	7/5/11	23,232,392	—	140,328
New Turkish Lira (TRY)	Buy	268,980	TRY	4/11/11-5/9/11	173,218,031	4,447,220	—
New Turkish Lira (TRY)	Sell	69,335	TRY	4/4/11-4/11/11	44,851,496	—	1,643,151
Swedish Krona (SEK)	Buy	16,100	SEK	5/24/11	2,543,349	10,392	123
Swedish Krona (SEK)	Sell	12,600	SEK	5/24/11	1,990,447	—	24,315

						4,457,612	1,860,218
Deutsche Bank Capital Corp.:
Australian Dollar (AUD)	Buy	2,254	AUD	4/7/11	2,329,420	53,389	—
British Pound Sterling (GBP)	Buy	5,610	GBP	4/7/11	8,998,908	—	128,304
British Pound Sterling (GBP)	Sell	1,060	GBP	5/24/11	1,699,235	21,314	—
Canadian Dollar (CAD)	Buy	8,900	CAD	4/7/11	9,178,577	49,079	—
Chinese Renminbi (Yuan) (CNY)	Buy	195,530	CNY	1/6/12	30,280,266	—	69,229
Chinese Renminbi (Yuan) (CNY)	Sell	195,570	CNY	4/11/11-6/20/11	29,973,617	—	33,161
Euro (EUR)	Buy	11,950	EUR	4/27/11	16,927,041	591,033	—
Japanese Yen (JPY)	Sell	1,341,000	JPY	4/27/11	16,124,106	240,349	—
Polish Zloty (PLZ)	Buy	52,600	PLZ	4/15/11	18,499,824	461,354	—
Polish Zloty (PLZ)	Sell	52,600	PLZ	4/26/11	18,482,289	—	19,412
Swiss Franc (CHF)	Buy	10,260	CHF	4/7/11-5/24/11	11,173,742	244,483	14,385
Swiss Franc (CHF)	Sell	6,770	CHF	5/24/11	7,373,427	—	195,997

						1,661,001	460,488
Deutsche Bank EM:
Chinese Renminbi (Yuan) (CNY)	Sell	3,510	CNY	4/11/11	536,316	—	1,255
Malaysian Ringgit (MYR)	Buy	208,580	MYR	4/18/11	68,785,001	661,674	—
Mexican Nuevo Peso (MXN)	Sell	106,300	MXN	4/19/11	8,921,045	—	237,114
Russian Ruble (RUR)	Buy	517,610	RUR	4/11/11-6/2/11	18,181,847	557,722	—

						1,219,396	238,369
59 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Foreign Currency Exchange Contracts as of March 31, 2011 are as follows: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

Goldman Sachs EM:
Brazilian Real (BRR)	Buy	38,600	BRR	5/3/11	$23,490,650	$350,551	$—
Brazilian Real (BRR)	Sell	146,770	BRR	5/3/11	89,319,242	—	1,332,910
Chilean Peso (CLP)	Buy	746,000	CLP	6/1/11	1,552,378	—	7,475
Chinese Renminbi (Yuan) (CNY)	Buy	172,620	CNY	2/16/12	26,785,809	3,171	30,437
Hungarian Forint (HUF)	Buy	1,740,000	HUF	4/11/11	9,261,785	31,750	—
Malaysian Ringgit (MYR)	Buy	68,910	MYR	4/18/11	22,724,971	112,994	—
Mexican Nuevo Peso (MXN)	Buy	740,945	MXN	4/18/11-4/19/11	62,186,872	1,110,939	—
Mexican Nuevo Peso (MXN)	Sell	290,910	MXN	4/18/11	24,416,411	—	398,082

						1,609,405	1,768,904
Goldman, Sachs & Co.:
Euro (EUR)	Buy	107,645	EUR	5/9/11	152,440,376	6,241,243	—
Hungarian Forint (HUF)	Buy	2,947,000	HUF	4/11/11	15,686,483	387,803	—
Japanese Yen (JPY)	Sell	314,000	JPY	5/24/11	3,776,195	48,552	1,608

						6,677,598	1,608
Hong Kong & Shanghai Bank Corp.
New Turkish Lira (TRY)	Buy	5,980	TRY	4/4/11	3,870,280	43,790	—
HSBC EM:
Brazilian Real (BRR)	Sell	83,680	BRR	5/3/11	50,924,809	—	729,859
New Turkish Lira (TRY)	Buy	46,480	TRY	4/4/11	30,082,041	1,424,824	—

						1,424,824	729,859
JP Morgan Chase:
Chilean Peso (CLP)	Sell	1,397,000	CLP	6/1/11	2,907,068	—	24,079
Chinese Renminbi (Yuan) (CNY)	Sell	79,250	CNY	5/24/11	12,134,811	—	19,853
Czech Koruna (CZK)	Sell	300,715	CZK	5/18/11	17,361,226	17,506	71,814
Euro (EUR)	Buy	8,960	EUR	4/27/11	12,691,740	438,492	—
Indian Rupee (INR)	Buy	42,250	INR	4/11/11	945,460	25,084	—
Japanese Yen (JPY)	Sell	1,007,000	JPY	4/27/11	12,108,110	177,128	—
Malaysian Ringgit (MYR)	Sell	5,130	MYR	5/10/11	1,689,095	—	14,813
Mexican Nuevo Peso (MXN)	Buy	83,520	MXN	4/18/11	7,009,930	109,367	—
New Taiwan Dollar (TWD)	Buy	17,050	TWD	4/11/11	579,934	1,993	—
New Turkish Lira (TRY)	Buy	42,200	TRY	4/11/11	27,279,260	755,588	—
New Zealand Dollar (NZD)	Sell	3,460	NZD	5/24/11	2,630,321	—	99,943
Norwegian Krone (NOK)	Buy	892,890	NOK	5/9/11-5/24/11	161,111,528	7,142,273	—
Norwegian Krone (NOK)	Sell	12,600	NOK	5/24/11	2,271,456	—	79,182
Philippines Peso (PHP)	Sell	782,000	PHP	6/1/11	17,966,412	43,722	—
Singapore Dollar (SGD)	Buy	24,905	SGD	4/25/11-5/10/11	19,758,737	37,981	7,003
Singapore Dollar (SGD)	Sell	22,775	SGD	4/25/11	18,068,824	—	45,595

						8,749,134	362,282
JP Morgan EM:
Australian Dollar (AUD)	Buy	18,050	AUD	4/15/11	18,635,592	546,243	—
Chilean Peso (CLP)	Buy	1,279,000	CLP	6/1/11	2,661,517	16,496	—
60 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Foreign Currency Exchange Contracts as of March 31, 2011 are as follows: Continued

		Contract
Counterparty/		Amount		Expiration		Unrealized	Unrealized
Contract Description	Buy/Sell	(000’s)		Dates	Value	Appreciation	Depreciation

JP Morgan EM: (Continued)
Chinese Renminbi (Yuan) (CNY)	Buy	413,690	CNY	6/20/11-2/17/12	$64,046,368	$258,486	$190,185
Chinese Renminbi (Yuan) (CNY)	Sell	22,930	CNY	6/7/11	3,513,892	4,059	—
Czech Koruna (CZK)	Buy	300,715	CZK	5/18/11	17,361,226	196,540	—
Egyptian Pounds (EGP)	Buy	66,550	EGP	6/6/11	10,855,931	—	71,820
Hong Kong Dollar (HKD)	Sell	140,200	HKD	5/24/11	18,032,642	—	43,753
Indian Rupee (INR)	Buy	23,610	INR	4/11/11	528,339	9,893	—
Indonesia Rupiah (IDR)	Buy	153,081,000	IDR	4/18/11	17,529,765	463,878	—
New Taiwan Dollar (TWD)	Sell	17,050	TWD	4/11/11	579,934	—	3,336
Philippines Peso (PHP)	Buy	1,385,000	PHP	5/2/11	31,860,202	94,147	—
Polish Zloty (PLZ)	Buy	5,310	PLZ	4/4/11	1,869,338	—	5,993
Polish Zloty (PLZ)	Sell	61,705	PLZ	6/6/11	21,602,627	72,588	—
Russian Ruble (RUR)	Buy	380,360	RUR	4/25/11	13,350,700	291,129	—
South Korean Won (KRW)	Sell	28,672,000	KRW	5/2/11	26,087,678	—	163,628

						1,953,459	478,715
Nomura Securities:
Chinese Renminbi (Yuan) (CNY)	Buy	83,590	CNY	2/19/13	13,187,567	—	43,933
Japanese Yen (JPY)	Sell	4,218,000	JPY	6/22/11	50,737,225	886,448	—
New Zealand Dollar (NZD)	Buy	3,280	NZD	5/24/11	2,493,483	22,632	—
New Zealand Dollar (NZD)	Sell	7,910	NZD	5/24/11	6,013,247	—	88,199

						909,080	132,132
RBS Greenwich Capital:
Japanese Yen (JPY)	Sell	1,457,000	JPY	4/25/11	17,518,687	477,855	—
Swedish Krona (SEK)	Buy	999,140	SEK	5/9/11	157,979,647	3,672,311	—
Swiss Franc (CHF)	Buy	2,185	CHF	5/10/11	2,379,500	110,549	—

						4,260,715	—
Santander EM
Colombian Peso (COP)	Sell	34,597,000	COP	4/15/11	18,515,968	75,233	12,643
Standard Chartered Bank EM
Malaysian Ringgit (MYR)	Buy	78,455	MYR	4/5/11	25,894,800	—	74,987
Standard NY EM
South African Rand (ZAR)	Sell	156,800	ZAR	4/6/11	23,158,404	—	1,350,511
State Street:
British Pound Sterling (GBP)	Buy	530	GBP	5/24/11	849,618	—	18,284
British Pound Sterling (GBP)	Sell	1,470	GBP	5/24/11	2,356,487	18,140	—
Hungarian Forint (HUF)	Buy	11,395,000	HUF	4/11/11	60,654,047	3,286,076	—
Polish Zloty (PLZ)	Sell	5,310	PLZ	4/4/11	1,869,338	—	69,765
South African Rand (ZAR)	Buy	5,470	ZAR	6/1/11	801,022	30,426	—

						3,334,642	88,049

Total unrealized appreciation and depreciation						$55,202,456	$12,116,296

61 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Futures Contracts as of March 31, 2011 are as follows:

					Unrealized
		Number of	Expiration		Appreciation
Contract Description	Buy/Sell	Contracts	Date	Value	(Depreciation)

DAX Index	Buy	60	6/17/11	$15,047,405	$(3,007)
Euro-Bundesobligation	Buy	243	6/8/11	41,766,163	(31,979)
Japan (Government of) Bonds,10 yr.	Buy	10	6/9/11	16,776,869	123,926
Japan (Government of) Mini Bonds, 10 yr.	Buy	157	6/8/11	26,343,460	(17,327)
NASDAQ 100 E-Mini Index	Buy	664	6/17/11	31,025,400	1,041,584
New Financial Times Stock Exchange 100 Index	Sell	226	6/17/11	21,334,333	(1,043,824)
NIKKEI 225 Index	Sell	185	6/9/11	21,707,141	1,732,929
NIKKEI 225 Index	Sell	53	6/9/11	3,096,658	(356,067)
Standard & Poor’s 500 E-Mini Index	Sell	1,511	6/17/11	99,801,550	(5,079,544)
U.S. Treasury Long Bonds, 30 yr.	Buy	4,458	6/21/11	535,795,875	1,566,610
U.S. Treasury Nts., 2 yr.	Buy	398	6/30/11	86,813,750	39,927
U.S. Treasury Nts., 2 yr.	Sell	1,617	6/30/11	352,708,125	(52,747)
U.S. Treasury Nts., 5 yr.	Buy	79	6/30/11	9,226,336	51,482
U.S. Treasury Nts., 5 yr.	Sell	2,040	6/30/11	238,249,689	(204,921)
U.S. Treasury Nts., 10 yr.	Buy	6,763	6/21/11	805,008,344	1,501,459
U.S. Treasury Nts., 10 yr.	Sell	1,471	6/21/11	175,094,969	353,500
U.S. Treasury Ultra Bonds	Buy	184	6/21/11	22,735,500	100,412
United Kingdom Long Gilt	Sell	28	6/28/11	5,263,026	6,939

					$(270,648)

Written Options as of March 31, 2011 are as follows:

		Number of	Exercise	Expiration	Premiums		Unrealized
Description	Type	Contracts	Price	Date	Received	Value	Appreciation

Japanese Yen (JPY)	Call	524,000,000	$83	4/6/11	$40,563	$(38,063)	$2,500
Japanese Yen (JPY)	Put	524,000,000	83	4/6/11	40,563	(26,792)	13,771

					$81,126	$(64,855)	$16,271

Credit Default Swap Contracts as of March 31, 2011 are as follows:

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Alcoa, Inc.
Morgan Stanley Capital
Services, Inc.	Sell	$17,940	1.00%	3/20/16	$561,315	$(560,618)	$697

	Total	17,940			561,315	(560,618)	697

American International Group, Inc.
JPMorgan Chase Bank NA, NY Branch	Sell	17,950	1.00	3/20/16	702,457	(639,198)	63,259

	Total	17,950			702,457	(639,198)	63,259
62 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Credit Default Swap Contracts as of March 31, 2011 are as follows: Continued

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Amgen, Inc.
Barclays Bank plc	Buy	$17,940	1.00%	3/20/16	$514,399	$(481,385)	$33,014

	Total	17,940			514,399	(481,385)	33,014
Bristol-Myers Squibb Co.
Citibank NA, New York	Buy	18,070	1.00	3/20/16	588,626	(555,211)	33,415

	Total	18,070			588,626	(555,211)	33,415
Campbell Soup Co.
Credit Suisse International	Buy	17,950	1.00	3/20/16	471,262	(189,724)	281,538

	Total	17,950			471,262	(189,724)	281,538
CBS Corp.
Barclays Bank plc	Sell	18,070	1.00	3/20/16	(147,333)	114,546	(32,787)

	Total	18,070			(147,333)	114,546	(32,787)
CDX Emerging Markets Index, Series 15:
Barclays Bank plc	Buy	39,475	5.00	6/20/16	5,334,608	(5,658,354)	(323,746)
Merrill Lynch International	Buy	40,265	5.00	6/20/16	5,433,314	(5,771,593)	(338,279)

	Total	79,740			10,767,922	(11,429,947)	(662,025)
CDX North America High Yield Index, Series 15:
Credit Suisse International	Sell	19,750	5.00	12/20/15	(747,483)	982,103	234,620
JPMorgan Chase Bank NA, NY Branch	Sell	19,750	5.00	12/20/15	(735,139)	982,103	246,964
JPMorgan Chase Bank NA, NY Branch	Sell	23,700	5.00	12/20/15	(896,979)	1,178,524	281,545
UBS AG	Sell	23,700	5.00	12/20/15	(899,444)	1,178,524	279,080

	Total	86,900			(3,279,045)	4,321,254	1,042,209
Cisco Systems, Inc.
Barclays Bank plc	Buy	17,950	1.00	3/20/16	430,403	(420,888)	9,515

	Total	17,950			430,403	(420,888)	9,515
Federative Republic of Brazil:
Barclays Bank plc	Sell	7,360	1.00	3/20/16	33,519	(48,763)	(15,244)
Credit Suisse International	Sell	6,485	1.00	6/20/16	44,366	(44,707)	(341)

	Total	13,845			77,885	(93,470)	(15,585)
Istanbul Bond Co. SA for Finansbank AS
Morgan Stanley Capital Services, Inc.	Sell	15,590	1.30	3/24/13	—	(919,396)	(919,396)

	Total	15,590			—	(919,396)	(919,396)
Petroleos de Venezuela SA
Barclays Bank plc	Sell	15,535	5.00	7/20/11	401,620	(109,427)	292,193

	Total	15,535			401,620	(109,427)	292,193
Republic of Hungary:
Barclays Bank plc	Sell	4,670	1.00	3/20/16	393,087	(351,734)	41,353
Barclays Bank plc	Sell	8,970	1.00	6/20/16	723,370	(701,778)	21,592
63 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Credit Default Swap Contracts as of March 31, 2011 are as follows: Continued

			Pay/		Upfront
Reference	Buy/Sell	Notional	Receive		Payment		Unrealized
Entity/Swap	Credit	Amount	Fixed	Termination	Received/		Appreciation
Counterparty	Protection	(000’s)	Rate	Date	(Paid)	Value	(Depreciation)

Republic of Hungary: Continued
HSBC Bank USA	Sell	$7,800	1.00%	3/20/16	$680,114	$(587,479)	$92,635
JPMorgan Chase Bank NA, NY Branch	Sell	6,225	1.00	3/20/16	518,793	(468,854)	49,939
Merrill Lynch Capital Services, Inc.	Sell	7,800	1.00	3/20/16	680,114	(587,479)	92,635
UBS AG	Sell	7,810	1.00	3/20/16	680,076	(588,232)	91,844

	Total	43,275			3,675,554	(3,285,556)	389,998
Republic of Peru
Deutsche Bank AG	Buy	7,680	1.71	12/20/16	—	(219,912)	(219,912)

	Total	7,680			—	(219,912)	(219,912)
Republic of the Philippines:
Barclays Bank plc	Buy	6,390	1.76	12/20/14	—	(134,812)	(134,812)
JPMorgan Chase Bank NA, London Branch	Buy	9,590	1.74	12/20/14	—	(195,461)	(195,461)

	Total	15,980			—	(330,273)	(330,273)
SLM Corp.:
Citibank NA, New York	Sell	14,065	5.00	3/20/16	(1,186,925)	1,396,570	209,645
UBS AG	Sell	3,885	5.00	3/20/16	(327,850)	385,757	57,907

	Total	17,950			(1,514,775)	1,782,327	267,552
State of Qatar:
Barclays Bank plc	Buy	7,335	1.00	3/20/16	(51,413)	34,196	(17,217)
HSBC Bank USA	Buy	14,665	1.00	3/20/16	(95,942)	68,368	(27,574)
JPMorgan Chase Bank NA, NY Branch	Buy	7,335	1.00	6/20/16	(54,461)	35,736	(18,725)

	Total	29,335			(201,816)	138,300	(63,516)
United Mexican States:
Goldman Sachs International	Sell	9,365	1.00	6/20/16	36,575	(37,677)	(1,102)
HSBC Bank USA	Sell	7,810	1.00	3/20/16	8,033	(30,241)	(22,208)
Merrill Lynch Capital Services, Inc.	Sell	7,810	1.00	3/20/16	11,018	(30,241)	(19,223)

	Total	24,985			55,626	(98,159)	(42,533)
Valero Energy Corp.
Credit Suisse International	Sell	18,070	1.00	3/20/16	114,672	(185,684)	(71,012)

	Total	18,070			114,672	(185,684)	(71,012)
Wal-Mart Stores, Inc.
Credit Suisse International	Buy	18,070	1.00	3/20/16	533,198	(493,641)	39,557

	Total	18,070			533,198	(493,641)	39,557

Grand Total Buys					13,103,994	(13,982,681)	(878,687)
Grand Total Sells					647,976	326,619	974,595

Total Credit Default Swaps					$13,751,970	$(13,656,062)	$95,908

64 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

The table that follows shows the undiscounted maximum potential payment by the Fund related to selling credit protection in credit default swaps:

	Total Maximum
Type of Reference	Potential Payments
Asset on which	for Selling Credit		Reference
the Fund Sold	Protection	Amount	Asset Rating
Protection	(Undiscounted)	Recoverable*	Range**

Investment Grade
Corporate Debt Indexes	$86,900,000	$—	AA to AA-
Investment Grade Single
Name Corporate Debt	89,980,000	—	A- to BBB-
Investment Grade Sovereign Debt	97,695,000	—	BBB to BBB-
Non-Investment Grade Sovereign Debt	15,535,000	—	BB-

Total	$290,110,000	$—

*	The Fund has no amounts recoverable from related purchased protection. In addition, the Fund has no recourse provisions under the credit derivatives and holds no collateral which can offset or reduce potential payments under a triggering event.

**	The period end reference asset security ratings, as rated by any rating organization, are included in the equivalent Standard & Poor’s rating category. The reference asset rating represents the likelihood of a potential credit event on the reference asset which would result in a related payment by the Fund.
Interest Rate Swap Contracts as of March 31, 2011 are as follows:

	Notional
Interest Rate/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

BZDI:
Banco Santander SA, Inc.	22,500 BRR	BZDI	12.320%	1/2/17	$142,168
Goldman Sachs Group, Inc. (The)	40,510 BRR	BZDI	11.390	1/5/15	(382,205)
Goldman Sachs Group, Inc. (The)	47,000 BRR	BZDI	12.800	1/2/17	1,513,247
Goldman Sachs Group, Inc. (The)	37,860 BRR	BZDI	11.420	1/3/14	(301,758)
JPMorgan Chase Bank NA	41,300 BRR	BZDI	13.900	1/2/17	2,113,835
Morgan Stanley	21,800 BRR	BZDI	12.300	1/2/17	137,224

Total	210,970 BRR				3,222,511

MXN TIIE BANXICO:
Bank of America Merrill Lynch	333,500 MXN	MXN TIIE BANXICO	5.875	12/6/12	(35,888)
Bank of America Merrill Lynch	840,000 MXN	MXN TIIE BANXICO	5.735	11/29/12	(130,516)
Bank of America Merrill Lynch	513,500 MXN	MXN TIIE BANXICO	5.750	12/5/12	(71,167)
Barclays Bank plc	323,200 MXN	MXN TIIE BANXICO	5.630	1/21/13	(27,196)
Citibank NA	322,500 MXN	MXN TIIE BANXICO	5.640	1/16/13	(27,835)
Deutsche Bank AG	674,000 MXN	MXN TIIE BANXICO	5.890	1/10/13	(62,264)
Goldman Sachs Group, Inc. (The)	824,500 MXN	MXN TIIE BANXICO	5.880	12/14/12	(81,711)

Total	3,831,200 MXN				(436,577)
65 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Interest Rate Swap Contracts as of March 31, 2011 are as follows: Continued

	Notional
Interest Rate/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Six-Month AUD BBR BBSW
Westpac Banking Corp	43,990 AUD	6.098%	Six-Month AUD BBR BBSW	1/5/21	$(437,594)
Six-Month CZK PRIBOR PRBO:
Barclays Bank plc	695,700 CZK	3.200	Six-Month CZK PRIBOR PRBO	12/21/15	211,607
Morgan Stanley	660,000 CZK	3.060	Six-Month CZK PRIBOR PRBO	12/16/15	294,298

Total	1,355,700 CZK				505,905
Six-Month EUR EURIBOR:
Barclays Bank plc	27,050 EUR	Six-Month EUR EURIBOR	3.580%	2/21/15	(95,815)
Morgan Stanley	26,300 EUR	Six-Month EUR EURIBOR	3.410	12/16/15	(203,168)

Total	53,350 EUR				(298,983)
Six-Month GBP BBA LIBOR
Barclays Bank plc	28,965 GBP	Six-Month GBP BBA LIBOR	3.605	1/4/21	(547,189)
Six-Month JPY BBA LIBOR
JPMorgan Chase Bank NA	3,714,000 JPY	1.233	Six-Month JPY BBA LIBOR	1/7/21	169,090
Three-Month USD BBA LIBOR
Barclays Bank plc	44,800	Three-Month USD BBA LIBOR	3.371	1/6/21	(533,578)
Three-Month ZAR JIBAR SAFEX:
Barclays Bank plc	170,930 ZAR	7.040	Three-Month ZAR JIBAR SAFEX	1/21/14	3,916
Barclays Bank plc	169,280 ZAR	7.050	Three-Month ZAR JIBAR SAFEX	1/24/14	3,879

Total where Fund pays a fixed rate	340,210 ZAR				7,795

Barclays Bank plc	66,880 ZAR	Three-Month ZAR JIBAR SAFEX	8.350	1/24/21	(74,810)
Barclays Bank plc	67,440 ZAR	Three-Month ZAR JIBAR SAFEX	8.310	1/21/21	(74,917)
Goldman Sachs Group, Inc. (The)	543,310 ZAR	Three-Month ZAR JIBAR SAFEX	8.700	3/11/14	4,738
JPMorgan Chase Bank NA	548,950 ZAR	Three-Month ZAR JIBAR SAFEX	8.480	3/1/14	4,625
JPMorgan Chase Bank NA	548,640 ZAR	Three-Month ZAR JIBAR SAFEX	8.390	3/2/14	4,542
JPMorgan Chase Bank NA	429,560 ZAR	Three-Month ZAR JIBAR SAFEX	8.650	3/4/14	3,746

Total where Fund pays a variable rate	2,204,780 ZAR				(132,076)

Total	2,544,990 ZAR				(124,281)

Total Interest Rate Swaps					$1,519,304

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
ZAR	South African Rand
66 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Abbreviations/Definitions are as follows:

BANIXCO	Banco de Mexico
BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
BBR BBSW	Bank Bill Swap Reference Rate (Australian Financial Market)
BZDI	Brazil Interbank Deposit Rate
EURIBOR	Euro Interbank Offered Rate
JIBAR	South Africa Johannesburg Interbank Agreed Rate
PRIBOR PRBO	Prague Interbank Offering Rate
SAFEX	South African Futures Exchange
TIIE	Interbank Equilibrium Interest Rate
Total Return Swap Contracts as of March 31, 2011 are as follows:

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

Custom Basket of Securities:
Citibank NA	4,644 CHF	One-Month CHF BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	$84,169
Citibank NA	10,417 EUR	One-Month EURIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	233,437
Citibank NA	7,952 GBP	One-Month GBP BBA LIBOR plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	(178,442)
Citibank NA	18,090 SEK	One-Month SEK STIBOR SIDE plus 30 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/11/12	110,599
Citibank NA	740	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 15 basis points and if negative, the Total Return of the MSCI Daily Gross EAFE USD Index	1/9/12	16,625
Citibank NA, New York	2,184,472 JPY	One-Month JPY BBA LIBOR plus 53 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	4/14/11	(2,332,542)
Goldman Sachs Group, Inc. (The)	91,537	One-Month USD BBA LIBOR plus 18 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	9/9/11	(257,930)
67 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Custom Basket of Securities: Continued
Morgan Stanley	16,560	GBP	One-Month GBP BBA LIBOR plus 50 basis points and if negative, the absolute value of the Total Return of a custom basket of securities	If positive, the Total Return of a custom basket of securities	1/16/12	$(695,892)

				Reference Entity Total		(3,019,976)
Custom Basket of securities replicating STATOIL ASA ordinary shares
Citibank NA	3,993	NOK	One-Month NOK NIBOR plus 30 basis points and if negative, the value of the Total Return of a custom basket of securities replicating STATOIL ASA ordinary shares	If positive, the Total Return of a custom basket of securities replicating STATOILASA ordinary shares	1/12/12	26,635
MSCI Daily TR Gross EAFE USD Index:
Citibank NA	6,813		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	10/7/11	171,790
Citibank NA	8,094		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 15 basis points and if negative, the Total Return of the MSCI Daily Gross EAFE USD Index	1/9/12	189,502
Goldman Sachs Group, Inc. (The)	320		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	5/11/11	6,209
Goldman Sachs Group, Inc. (The)	5,977		If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD LIBOR minus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	7/8/11	113,616
68 |OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Gross EAFE USD Index: Continued
Goldman Sachs Group, Inc. (The)	$852	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD LIBOR minus 5 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	7/8/11	$14,781
Morgan Stanley	9,426	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR minus 35 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	10/7/11	153,646
UBS AG	13,787	If positive, the Total Return of the MSCI Daily Gross EAFE USD Index	One-Month USD BBA LIBOR minus 10 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross EAFE USD Index	10/7/11	338,667

			Reference Entity Total		988,211
MSCI Daily TR Net Italy USD Index
Goldman Sachs Group, Inc. (The)	9,140	One-Month USD BBA LIBOR minus 25 basis points and if negative, the absolute value of the MSCI Daily Net Italy USD Index	If positive, the absolute value of the Total Return of the MSCI Daily Net Italy USD Index	3/6/12	41,730
S&P 500 Growth Index
Goldman Sachs Group, Inc. (The)	22,926	If positive, the Total Return of the S&P 500 Growth Index	One-Month USD BBA LIBOR plus 6 basis points and if negative, the absolute value of the Total Return of the S&P 500 Growth Index	3/9/12	(2,595)
Consumer Staples Select Sector Index:
Morgan Stanley	391	One-Month USD BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the Consumer Staples Select Sector Index	If positive, the Total Return of the Consumer Staples Select Sector Index	9/14/11	8,292
69 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount		Paid by	Received by	Termination
Swap Counterparty	(000’s)		the Fund	the Fund	Date	Value

Consumer Staples Select Sector Index: Continued
Morgan Stanley	$7,205		One-Month USD BBA LIBOR plus 15 basis points and if negative, the absolute value of the Total Return of the Consumer Staples Select Sector Index	If positive, the Total Return of the Consumer Staples Select Sector Index	3/6/12	$116,666

				Reference Entity Total		124,958
Energy Select Sector Index
Goldman Sachs Group, Inc. (The)	7,463		One-Month USD BBA LIBOR plus 10 basis points and if negative, the absolute value of the Total Return of the Energy Select Sector Index	If positive, the Total Return of the Energy Select Sector Index	2/8/12	121,322
S&P SMALLCAP 600 Index
UBS AG	22,562		One-Month USD BBA LIBOR minus 13 basis points and if negative, the absolute value of the Total Return of the S&P SMALLCAP 600 Index	If positive, the Total Return of the S&P SMALLCAP 600 Index	2/9/12	1,080,172
MSCI Daily TR Gross Europe EURO Index:
Goldman Sachs Group, Inc. (The)	24,041	EUR	If positive, the Total Return of the MSCI Daily Gross Europe EURO Index	One-Month EURIBOR and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe EURO Index	1/12/12	597,883
Goldman Sachs Group, Inc. (The)	913 EUR		If positive, the Total Return of the MSCI Daily Gross Europe EURO Index	One-Month EURIBOR and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe EURO Index	1/12/12	22,487
Citibank NA	1,241	EUR	If positive, the Total Return of the MSCI Daily Gross Europe EURO Index	One-Month EUR EURIBOR minus 20 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Gross Europe EURO Index	1/6/12	27,393

				Reference Entity Total		647,763
70 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Total Return Swap Contracts: Continued

	Notional
Reference Entity/	Amount	Paid by	Received by	Termination
Swap Counterparty	(000’s)	the Fund	the Fund	Date	Value

MSCI Daily TR Net Belgium USD Index
Nomura International	$9,124	One-Month USD BBA LIBOR minus 37 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Belgium USD Index	If positive, the Total Return of the MSCI Daily Net Belgium USD Index	3/6/12	$84,597
MSCI Daily TR Net Netherlands USD Index
Deutsche Bank AG	9,028	One-Month USD BBA LIBOR plus 20 basis points and if negative, the absolute value of the MSCI Daily Net Netherlands USD Index	If positive, the Total Return of the MSCI Daily Net Netherlands USD Index	3/6/12	176,026
MSCI Daily TR Net Spain USD Index
Nomura International	8,974	One-Month USD BBA LIBOR minus 33 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net Spain USD Index	If positive, the Total Return of the MSCI Daily Net Spain USD Index	3/6/12	317,600
MSCI Daily TR Net France USD Index
Citibank NA	8,348	One-Month USD BBA LIBOR minus 57 basis points and if negative, the absolute value of the Total Return of the MSCI Daily Net France USD Index	If positive, the Total Return of the MSCI Daily Net France USD Index	1/9/12	(6,262)
Health Care Select Sector Index
UBS AG	7,485	One-Month USD BBA LIBOR plus 8 basis points and if negative, the absolute value of the Total Return of the Health Care Select Sector Index	If positive, the Total Return of the Health Care Select Sector Index	11/4/11	182,923

			Total of Total Return Swaps		$763,104
71 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
Abbreviations/Definitions are as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
EAFE	Europe, Australasia, Far East
EURIBOR	Euro Interbank Offered Rate
LIBOR	London-Interbank Offered Rate
MSCI	Morgan Stanley Capital International
NIBOR	Norwegian Interbank Offered Rate
S&P	Standard & Poor’s
STIBOR SIDE	Stockholm Interbank Offered Rate
TR	Total Return
Currency Swaps as of March 31, 2011 are as follows:

Reference Entity/	Notional	Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)	the Fund	the Fund	Date	Value

Each of JSC “Rushydro” (Open Joint Stock Company, Federal Hydrogeneration Company) and OJSC Saratovskaya HPP and any Successor(s) to these Reference Entities
Morgan Stanley Capital Services, Inc.	980,430 RUR	Three-Month USD BBA LIBOR	7.75% from debt obligations of JSC Rushydro and OJSC Saratovskaya HPP	12/26/13	$(3,258,543)
Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currency:

RUR	Russian Ruble
Abbreviation is as follows:

BBA LIBOR	British Bankers’ Association London-Interbank Offered Rate
72 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Volatility Swaps as of March 31, 2011 are as follows:

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

AUD/CAD Spot Exchange Rate
Citibank NA	47	AUD	The Historic Volatility of the mid AUD/CAD spot exchange rate during the Observation Period	9.15%	4/7/11	$16,923
AUD/JPY Spot Exchange Rate:
Citibank NA	47	AUD	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	9.75	4/11/11	(592,846)
Credit Suisse International	47	AUD	The Historic Volatility of the mid AUD/JPY spot exchange rate during the Observation Period	9.50	4/11/11	(633,985)

			Reference Entity Total			(1,226,831)

AUD/USD Spot Exchange Rate
JPMorgan Chase Bank NA	47		The Historic Volatility of the mid AUD/USD spot exchange rate during the Observation Period	9.75	4/11/11	(107,649)
CHF/JPY Spot Exchange Rate:
Barclays Bank plc	43	CHF	The Historic Volatility of the mid CHF/JPY spot exchange rate during the Observation Period	11.55	4/18/11	(45,033)
Deutsche Bank AG	42	CHF	The Historic Volatility of the mid CHF/JPY spot exchange rate during the Observation Period	14.10	4/26/11	71,740
JPMorgan Chase Bank NA	43	CHF	The Historic Volatility of the mid CHF/JPY spot exchange rate during the Observation Period	11.15	4/18/11	(52,214)

			Reference Entity Total			(25,507)

GBP/NZD Spot Exchange Rate:
Bank of America Merrill Lynch	29	GBP	The Historic Volatility of the mid GBP/NZD spot exchange rate during the Observation Period	10.70	4/28/11	37,197
73 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
Footnotes to Statement of Investments Continued
Volatility Swaps: Continued

	Notional
Reference Entity/ Swap Counterparty	Amount (000’s)		Paid by the Fund	Received by the Fund	Termination Date		Value

GBP/NZD Spot Exchange Rate: Continued
Bank of America Merrill Lynch	29	GPB	11.00%	The Historic Volatility of the mid GBP/NZD spot exchange rate during the Observation Period		4/28/11	$(48,427)

				Reference Entity Total			(11,230)

GBP/SEK Spot Exchange Rate:
Citibank NA	29	GPB	The Historic Volatility of the mid GBP/SEK spot exchange rate during the Observation Period	8.75%		4/14/11	(45,595)
Credit Suisse International	30	GPB	The Historic Volatility of the mid GBP/SEK spot exchange rate during the Observation Period	8.90		4/15/11	(37,900)
Deutsche Bank AG	29	GPB	The Historic Volatility of the mid GBP/SEK spot exchange rate during the Observation Period	8.60		4/18/11	(63,914)

				Reference Entity Total			(147,409)
NZD/CHF Spot Exchange Rate

Credit Suisse International	64	NZD	12.50	The Historic Volatility of the mid NZD/CHF spot exchange rate during the Observation Period		4/8/11	279,181

NZD/JPY Spot Exchange Rate:
Bank of America Merrill Lynch	62	NZD	12.85	The Historic Volatility of the mid NZD/JPY spot exchange rate during the Observation Period		4/28/11	50,872
Bank of America Merrill Lynch	64	NZD	14.80	The Historic Volatility of the mid NZD/JPY spot exchange rate during the Observation Period		4/26/11	(38,135)
Barclays Bank plc	63	NZD	13.10	The Historic Volatility of the mid NZD/JPY spot exchange rate during the Observation Period		4/28/11	32,256
74 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Volatility Swaps: Continued

Reference Entity/	Notional		Paid by	Received by	Termination
Swap Counterparty	Amount (000’s)		the Fund	the Fund	Date	Value

NZD/JPY Spot Exchange Rate: Continued
Citibank NA	64	NZD	16.25	The Historic Volatility of the mid NZD/JPY spot exchange rate during the Observation Period	4/26/11	$(113,913)
Citibank NA	64	NZD	15.05	The Historic Volatility of the mid NZD/JPY spot exchange rate during the Observation Period	4/26/11	(43,183)
Deutsche Bank AG	64	NZD	13.75	The Historic Volatility of the mid NZD/JPY spot exchange rate during the Observation Period	4/26/11	58,194

				Reference Entity Total		(53,909)

				Total Volatility Swaps		$(1,276,431)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
GBP	British Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
SEK	Swedish Krona
The following table aggregates, as of period end, the amount receivable from/(payable to) each counterparty with whom the Fund has entered into a swap agreement. Swaps are individually disclosed in the preceding tables.
Swap Summary as of March 31, 2011 is as follows:

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Banco Santander SA, Inc.	Interest Rate	22,500	BRR	$142,168
Bank of America Merrill Lynch:
	Interest Rate	1,687,000	MXN	(237,571)
	Volatility	58	GBP	(11,230)
	Volatility	126	NZD	12,737

				(236,064)

Barclays Bank plc:
	Credit Default Buy Protection	89,090		(6,661,243)
	Credit Default Sell Protection	54,605		(1,097,156)
	Interest Rate	695,700	CZK	211,607
	Interest Rate	27,050	EUR	(95,815)
	Interest Rate	28,965	GBP	(547,189)
	Interest Rate	323,200	MXN	(27,196)
	Interest Rate	44,800		(533,578)
75 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Footnotes to Statement of Investments Continued
Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

Barclays Bank plc: Continued
	Interest Rate	474,530	ZAR	$(141,932)
	Volatility	43	CHF	(45,033)
	Volatility	63	NZD	32,256

				(8,905,279)
Citibank NA:
	Interest Rate	322,500	MXN	(27,835)
	Total Return	4,644	CHF	84,169
	Total Return	11,658	EUR	260,830
	Total Return	7,952	GBP	(178,442)
	Total Return	3,993	NOK	26,635
	Total Return	18,090	SEK	110,599
	Total Return	23,995		371,655
	Volatility	94	AUD	(575,923)
	Volatility	29	GBP	(45,595)
	Volatility	128	NZD	(157,096)

				(131,003)
Citibank NA, New York:
	Credit Default Buy Protection	18,070		(555,211)
	Credit Default Sell Protection	14,065		1,396,570
	Total Return	2,184,472	JPY	(2,332,542)

				(1,491,183)
Credit Suisse International:
	Credit Default Buy Protection	36,020		(683,365)
	Credit Default Sell Protection	44,305		751,712
	Volatility	47	AUD	(633,985)
	Volatility	30	GBP	(37,900)
	Volatility	64	NZD	279,181

				(324,357)
Deutsche Bank AG:
	Credit Default Buy Protection	7,680		(219,912)
	Interest Rate	674,000	MXN	(62,264)
	Total Return	9,028		176,026
	Volatility	42	CHF	71,740
	Volatility	29	GBP	(63,914)
	Volatility	64	NZD	58,194

				(40,130)
Goldman Sachs Group, Inc. (The):
	Interest Rate	125,370	BRR	829,284
	Interest Rate	824,500	MXN	(81,711)
	Interest Rate	543,310	ZAR	4,738
	Total Return	24,954	EUR	620,370
	Total Return	138,215		37,133

				1,409,814
Goldman Sachs International	Credit Default Sell Protection	9,365		(37,677)
76 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Swap Summary: Continued

		Notional
	Swap Type from	Amount
Swap Counterparty	Fund Perspective	(000’s)		Value

HSBC Bank USA:
	Credit Default Buy Protection	$14,665		$68,368
	Credit Default Sell Protection	15,610		(617,720)

				(549,352)
JPMorgan Chase Bank NA:
	Interest Rate	41,300	BRR	2,113,835
	Interest Rate	3,714,000	JPY	169,090
	Interest Rate	1,527,150	ZAR	12,913
	Volatility	43	CHF	(52,214)
	Volatility	47		(107,649)

				2,135,975
JPMorgan Chase Bank NA, London Branch	Credit Default Buy Protection	9,590		(195,461)
JPMorgan Chase Bank NA, NY Branch:
	Credit Default Buy Protection	7,335		35,736
	Credit Default Sell Protection	67,625		1,052,575

				1,088,311
Merrill Lynch Capital Services, Inc.	Credit Default Sell Protection	15,610		(617,720)
Merrill Lynch International	Credit Default Buy Protection	40,265		(5,771,593)
Morgan Stanley:
	Interest Rate	21,800	BRR	137,224
	Interest Rate	660,000	CZK	294,298
	Interest Rate	26,300	EUR	(203,168)
	Total Return	16,560	GBP	(695,892)
	Total Return	17,022		278,604

				(188,934)
Morgan Stanley Capital Services, Inc.:
	Credit Default Sell Protection	33,530		(1,480,014)
	Currency	980,430	RUR	(3,258,543)

				(4,738,557)
Nomura International	Total Return	18,098		402,197
UBS AG:
	Credit Default Sell Protection	35,395		976,049
	Total Return	43,834		1,601,762

				2,577,811
Westpac Banking Corp.	Interest Rate	43,990	AUD	(437,594)

	Total Swaps			$(15,908,628)

Notional amount is reported in U.S. Dollars (USD), except for those denoted in the following currencies:

AUD	Australian Dollar
BRR	Brazilian Real
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
MXN	Mexican Nuevo Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUR	Russian Ruble
SEK	Swedish Krona
ZAR	South African Rand

See accompanying Notes to Financial Statements.
77 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES Unaudited

March 31, 2011

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $7,498,424,759)	$7,635,526,746
Affiliated companies (cost $1,663,699,549)	1,651,343,228
9,286,869,974

Cash—foreign currencies (cost $3,788,769)	3,779,424
Unrealized appreciation on foreign currency exchange contracts	55,202,456
Appreciated swaps, at value (upfront payments paid $4,793,820)	15,493,626
Depreciated swaps, at value (upfront payments paid $349,149)	252,846
Receivables and other assets:
Interest, dividends and principal paydowns	120,963,643
Investments sold (including $30,035,303 sold on a when-issued or delayed delivery basis)	79,321,567
Shares of beneficial interest sold	10,111,286
Closed foreign currency contracts	5,196,569
Futures margins	937,599
Other	246,889

Total assets	9,578,375,879

Liabilities
Appreciated options written, at value (premiums received $81,126)	64,855
Unrealized depreciation on foreign currency exchange contracts	12,116,296
Appreciated swaps, at value (upfront payments received $7,878,834)	6,735,648
Depreciated swaps, at value (upfront payments received $11,016,105)	24,919,452
Payables and other liabilities:
Investments purchased (including $382,792,099 purchased on a when-issued or delayed delivery basis)	461,489,507
Shares of beneficial interest redeemed	16,131,681
Closed foreign currency contracts	12,951,728
Dividends	5,966,583
Distribution and service plan fees	5,104,221
Futures margins	1,580,356
Transfer and shareholder servicing agent fees	1,032,644
Shareholder communications	400,636
Trustees’ compensation	143,318
Foreign capital gains tax	140,550
Other	980,764

Total liabilities	549,758,239

Net Assets	$9,028,617,640

78 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Composition of Net Assets
Par value of shares of beneficial interest	$2,084,143
Additional paid-in capital	9,699,976,897
Accumulated net investment loss	(35,623,979)
Accumulated net realized loss on investments and foreign currency transactions	(803,809,181)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	165,989,760

Net Assets	$9,028,617,640

Net Asset Value Per Share

Class A Shares:
Net asset value and redemption price per share (based on net assets of $6,279,454,006 and 1,449,165,942 shares of beneficial interest outstanding)	$4.33
Maximum offering price per share (net asset value plus sales charge of 4.75% of offering price)	$4.55

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $324,647,306 and 74,666,386 shares of beneficial interest outstanding)	$4.35

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,452,978,152 and 335,996,499 shares of beneficial interest outstanding)	$4.32

Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $240,987,819 and 55,578,358 shares of beneficial interest outstanding)	$4.34

Class Y Shares:
Net asset value, redemption price and offering price per share (based on net assets of $730,550,357 and 168,736,212 shares of beneficial interest outstanding)	$4.33
See accompanying Notes to Financial Statements.
79 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS Unaudited

For the Six Months Ended March 31, 2011

Allocation of Income and Expenses from Master Funds[1]
Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC:
Interest	$3,298,419
Dividends	2,991
Expenses[2]	(214,165)

Net investment income allocated from Oppenheimer Master Event-Linked Bond Fund, LLC	3,087,245
Net investment income allocated from Oppenheimer Master Loan Fund, LLC:
Interest	52,376,568
Dividends (net of foreign withholding taxes of $78,578)	273,139
Expenses[3]	(1,986,240)

Net investment income allocated from Oppenheimer Master Loan Fund, LLC	50,663,467

Total allocation of net investment income from master funds	53,750,712

Investment Income
Interest:
Unaffiliated companies (net of foreign withholding taxes of $415,857)	259,799,401
Affiliated companies	601,167
Fee income on when-issued securities	3,151,239
Dividends:
Unaffiliated companies	890,498
Affiliated companies	464,758

Total investment income	264,907,063

Expenses
Management fees	23,005,523
Distribution and service plan fees:
Class A	7,704,789
Class B	1,652,159
Class C	7,221,542
Class N	585,506
Transfer and shareholder servicing agent fees:
Class A	4,033,968
Class B	458,524
Class C	949,113
Class N	345,891
Class Y	555,425
Shareholder communications:
Class A	324,655
Class B	44,354
Class C	72,593
Class N	8,743
Class Y	27,905
Custodian fees and expenses	449,218
Interest expense on borrowings	277,708
Trustees’ compensation	83,778
Administration service fees	750
80 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Other	$352,162

Total expenses	48,154,306
Less waivers and reimbursements of expenses	(2,211,308)

Net expenses	45,942,998

Net Investment Income	272,714,777

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments:
Unaffiliated companies (Including premiums on options exercised)	46,466,372
Affiliated companies	177
Closing and expiration of option contracts written	3,314,967
Closing and expiration of futures contracts	(67,048,460)
Foreign currency transactions	(30,537,055)
Swap contracts	37,966,509
Net realized gain (loss) allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(920,707)
Oppenheimer Master Loan Fund, LLC	4,165,861

Total net realized loss	(6,592,336)
Net change in unrealized appreciation/depreciation on:
Investments	(20,445,284)
Translation of assets and liabilities denominated in foreign currencies	70,222,852
Futures contracts	(9,604,002)
Option contracts written	(669,699)
Swap contracts	(18,976,443)
Unfunded purchase agreements	(66,760)
Net change in unrealized appreciation/deprecation allocated from:
Oppenheimer Master Event-Linked Bond Fund, LLC	(10,707,672)
Oppenheimer Master Loan Fund, LLC	24,010,147

Total net change in unrealized appreciation/depreciation	33,763,139

Net Increase in Net Assets Resulting from Operations	$299,885,580

1.	The Fund invests in certain affiliated mutual funds that expect to be treated as partnerships for tax purposes.

2.	Net of expense waivers and/or reimbursements of $1,409.

3.	Net of expense waivers and/or reimbursements of $32,554.
See accompanying Notes to Financial Statements.
81 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	March 31, 2011	September 30,
	(Unaudited)	2010

Operations
Net investment income	$272,714,777	$570,790,598
Net realized gain (loss)	(6,592,336)	568,262,557
Net change in unrealized appreciation/depreciation	33,763,139	256,995,596

Net increase in net assets resulting from operations	299,885,580	1,396,048,751

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(190,102,676)	(408,567,488)
Class B	(8,455,133)	(19,254,456)
Class C	(38,162,729)	(79,800,650)
Class N	(6,582,554)	(12,774,553)
Class Y	(21,611,221)	(37,803,494)

	(264,914,313)	(558,200,641)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	(113,252,237)	(248,824,485)
Class B	(18,649,682)	(43,564,941)
Class C	(1,481,046)	23,353,598
Class N	9,546,868	23,205,215
Class Y	61,862,760	320,327,686

	(61,973,337)	74,497,073

Net Assets
Total increase (decrease)	(27,002,070)	912,345,183
Beginning of period	9,055,619,710	8,143,274,527

End of period (including accumulated net investment loss of $35,623,979 and $43,424,443, respectively)	$9,028,617,640	$9,055,619,710

See accompanying Notes to Financial Statements.
82 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class A	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$4.32	$3.91	$3.96	$4.41	$4.18	$4.34

Income (loss) from investment operations:
Net investment income[1]	.13	.28	.24	.24	.23	.21
Net realized and unrealized gain (loss)	.01	.40	(.05)	(.40)	.23	(.05)

Total from investment operations	.14	.68	.19	(.16)	.46	.16

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.27)	(.18)	(.29)	(.23)	(.32)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.13)	(.27)	(.24)	(.29)	(.23)	(.32)

Net asset value, end of period	$4.33	$4.32	$3.91	$3.96	$4.41	$4.18

Total Return, at Net Asset Value[2]	3.30%	18.17%	5.59%	(4.01)%	11.14%	3.77%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$6,279,454	$6,368,118	$6,019,723	$7,719,384	$6,430,790	$5,077,400

Average net assets (in thousands)	$6,312,746	$6,047,257	$5,942,116	$7,560,427	$5,655,265	$4,888,392

Ratios to average net assets:[3,4]
Net investment income	6.21%	6.91%	6.74%	5.44%	5.25%	5.03%
Expenses excluding interest and fees from borrowings	0.96%	0.99%	0.97%	0.91%	0.90%	0.93%
Interest and fees from borrowings	0.01%	0.28%	0.01%	—	—	—

Total expenses	0.97%[5]	1.27%[5]	0.98%[5]	0.91%[5]	0.90%[5]	0.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.93%	1.23%	0.96%	0.89%	0.89%	0.92%

Portfolio turnover rate[6]	29%	94%	96%	71%	72%	96%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended March 31, 2011	0.97%
Year Ended September 30, 2010	1.27%
Year Ended September 30, 2009	0.99%
Year Ended September 30, 2008	0.92%
Year Ended September 30, 2007	0.91%
83 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued
6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2011	$1,904,932,098	$1,715,201,301
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
See accompanying Notes to Financial Statements.
84 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class B	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$4.33	$3.93	$3.98	$4.42	$4.20	$4.35

Income (loss) from investment operations:
Net investment income[1]	.11	.24	.20	.20	.19	.18
Net realized and unrealized gain (loss)	.02	.40	(.04)	(.39)	.22	(.05)

Total from investment operations	.13	.64	.16	(.19)	.41	.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.24)	(.16)	(.25)	(.19)	(.28)
Tax return of capital distribution	—	—	(.05)	—	—	—

Total dividends and/or distributions to shareholders	(.11)	(.24)	(.21)	(.25)	(.19)	(.28)

Net asset value, end of period	$4.35	$4.33	$3.93	$3.98	$4.42	$4.20

Total Return, at Net Asset Value[2]	3.06%	16.74%	4.64%	(4.54)%	9.99%	3.23%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$324,647	$342,069	$353,248	$483,485	$569,523	$718,742

Average net assets (in thousands)	$331,588	$331,317	$355,973	$540,865	$635,237	$802,936

Ratios to average net assets:[3,4]
Net investment income	5.29%	5.96%	5.83%	4.61%	4.43%	4.25%
Expenses excluding interest and fees from borrowings	1.88%	1.93%	1.89%	1.73%	1.71%	1.71%
Interest and fees from borrowings	0.01%	0.28%	0.01%	—	—	—

Total expenses	1.89%[5]	2.21%[5]	1.90%[5]	1.73%[5]	1.71%[5]	1.71%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.85%	2.17%	1.88%	1.71%	1.70%	1.71%

Portfolio turnover rate[6]	29%	94%	96%	71%	72%	96%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended March 31, 2011	1.89%
Year Ended September 30, 2010	2.21%
Year Ended September 30, 2009	1.91%
Year Ended September 30, 2008	1.74%
Year Ended September 30, 2007	1.72%
85 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued
6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2011	$1,904,932,098	$1,715,201,301
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
See accompanying Notes to Financial Statements.
86 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class C	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$4.31	$3.91	$3.96	$4.40	$4.18	$4.33

Income (loss) from investment operations:
Net investment income[1]	.12	.25	.21	.20	.19	.18
Net realized and unrealized gain (loss)	— [2]	.39	(.05)	(.38)	.22	(.05)

Total from investment operations	.12	.64	.16	(.18)	.41	.13

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.24)	(.16)	(.26)	(.19)	(.28)
Tax return of capital distribution	—	—	(.05)	—	—	—

Total dividends and/or distributions to shareholders	(.11)	(.24)	(.21)	(.26)	(.19)	(.28)

Net asset value, end of period	$4.32	$4.31	$3.91	$3.96	$4.40	$4.18

Total Return, at Net Asset Value[3]	2.91%	17.01%	4.79%	(4.52)%	10.06%	3.22%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,452,978	$1,448,886	$1,292,721	$1,493,804	$1,086,918	$857,843

Average net assets (in thousands)	$1,448,408	$1,330,764	$1,201,421	$1,381,340	$959,439	$814,425

Ratios to average net assets:[4,5]
Net investment income	5.46%	6.15%	6.00%	4.68%	4.49%	4.27%
Expenses excluding interest and fees from borrowings	1.72%	1.75%	1.73%	1.66%	1.66%	1.68%
Interest and fees from borrowings	0.01%	0.28%	0.01%	—	—	—

Total expenses	1.73%[6]	2.03%[6]	1.74%[6]	1.66%[6]	1.66%[6]	1.68%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.69%	1.99%	1.72%	1.64%	1.65%	1.68%

Portfolio turnover rate[7]	29%	94%	96%	71%	72%	96%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Less than $0.005 per share.

3.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

6.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended March 31, 2011	1.73%
Year Ended September 30, 2010	2.03%
Year Ended September 30, 2009	1.75%
Year Ended September 30, 2008	1.67%
Year Ended September 30, 2007	1.67%
87 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued
7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2011	$1,904,932,098	$1,715,201,301
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
See accompanying Notes to Financial Statements.
88 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class N	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$4.32	$3.92	$3.97	$4.41	$4.19	$4.34

Income (loss) from investment operations:
Net investment income[1]	.12	.26	.22	.22	.21	.19
Net realized and unrealized gain (loss)	.02	.40	(.05)	(.39)	.22	(.04)

Total from investment operations	.14	.66	.17	(.17)	.43	.15

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.26)	(.16)	(.27)	(.21)	(.30)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.12)	(.26)	(.22)	(.27)	(.21)	(.30)

Net asset value, end of period	$4.34	$4.32	$3.92	$3.97	$4.41	$4.19

Total Return, at Net Asset Value[2]	3.32%	17.34%	5.14%	(4.17)%	10.42%	3.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$240,988	$230,532	$186,857	$186,353	$145,685	$108,324

Average net assets (in thousands)	$234,905	$202,619	$164,067	$175,884	$126,935	$94,281

Ratios to average net assets:[3,4]
Net investment income	5.79%	6.45%	6.34%	5.03%	4.84%	4.62%
Expenses excluding interest and fees from borrowings	1.38%	1.44%	1.47%	1.32%	1.32%	1.33%
Interest and fees from borrowings	0.01%	0.28%	0.01%	—	—	—

Total expenses	1.39%[5]	1.72%[5]	1.48%[5]	1.32%[5]	1.32%[5]	1.33%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.35%	1.68%	1.39%	1.30%	1.31%	1.33%

Portfolio turnover rate[6]	29%	94%	96%	71%	72%	96%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended March 31, 2011	1.39%
Year Ended September 30, 2010	1.72%
Year Ended September 30, 2009	1.49%
Year Ended September 30, 2008	1.33%
Year Ended September 30, 2007	1.33%
89 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued
6. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2011	$1,904,932,098	$1,715,201,301
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
See accompanying Notes to Financial Statements.
90 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

	Six Months
	Ended
	March 31, 2011			Year Ended September 30,
Class Y	(Unaudited)	2010	2009	2008	2007	2006

Per Share Operating Data
Net asset value, beginning of period	$4.31	$3.91	$3.96	$4.39	$4.17	$4.32

Income (loss) from investment operations:
Net investment income[1]	.14	.29	.24	.25	.24	.22
Net realized and unrealized gain (loss)	.01	.39	(.05)	(.38)	.22	(.04)

Total from investment operations	.15	.68	.19	(.13)	.46	.18

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.13)	(.28)	(.18)	(.30)	(.24)	(.33)
Tax return of capital distribution	—	—	(.06)	—	—	—

Total dividends and/or distributions to shareholders	(.13)	(.28)	(.24)	(.30)	(.24)	(.33)

Net asset value, end of period	$4.33	$4.31	$3.91	$3.96	$4.39	$4.17

Total Return, at Net Asset Value[2]	3.65%	18.10%	5.67%	(3.33)%	11.28%	4.35%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$730,551	$666,015	$290,726	$313,760	$347,689	$179,309

Average net assets (in thousands)	$692,512	$545,045	$266,712	$220,416	$260,589	$118,239

Ratios to average net assets:[3,4]
Net investment income	6.43%	7.08%	6.82%	5.68%	5.61%	5.38%
Expenses excluding interest and fees from borrowings	0.74%	0.85%	0.79%	0.66%	0.56%	0.58%
Interest and fees from borrowings	0.01%	0.28%	0.01%	—	—	—

Total expenses	0.75%[5]	1.13%[5]	0.80%[5]	0.66%[5]	0.56%[5]	0.58%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.70%	1.05%	0.78%	0.64%	0.55%	0.58%

Portfolio turnover rate[6]	29%	94%	96%	71%	72%	96%

1.	Per share amounts calculated based on the average shares outstanding during the period.

2.	Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

3.	Annualized for periods less than one full year.

4.	Includes the Fund’s share of the allocated expenses and/or net investment income from the master funds.

5.	Total expenses including indirect expenses from affiliated funds were as follows:

Six Months Ended March 31, 2011	0.75%
Year Ended September 30, 2010	1.13%
Year Ended September 30, 2009	0.81%
Year Ended September 30, 2008	0.67%
Year Ended September 30, 2007	0.57%
91 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS Continued

6.	The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

	Purchase Transactions	Sale Transactions

Six Months Ended March 31, 2011	$1,904,932,098	$1,715,201,301
Year Ended September 30, 2010	$2,754,184,019	$2,975,421,694
Year Ended September 30, 2009	$5,100,694,441	$4,915,091,623
Year Ended September 30, 2008	$1,979,370,856	$1,852,400,340
Year Ended September 30, 2007	$3,319,818,108	$3,509,387,791
Year Ended September 30, 2006	$4,097,005,267	$4,231,030,059
See accompanying Notes to Financial Statements.
92 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
1. Significant Accounting Policies
Oppenheimer Global Strategic Income Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek high current income by investing mainly in debt securities. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N shares have separate distribution and/or service plans under which they pay fees. Class Y shares do not pay such fees. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.
     Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Unadjusted quoted prices in active markets for identical securities are classified as “Level 1,” observable market inputs other than unadjusted quoted prices are classified as “Level 2” and significant unobservable inputs, including the Manager’s judgment about the assumptions that a market participant would use in pricing an asset or liability, are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund’s investments under these levels of classification is included following the Statement of Investments.
     Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by portfolio pricing services approved by the Board of Trustees or dealers.
     Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A foreign
93 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.
     Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.
     U.S. domestic and international debt instruments (including corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and “money market-type” debt instruments with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing price quotations obtained from independent pricing services or broker-dealers. Such prices are typically determined based upon information obtained from market participants including reported trade data, broker-dealer price quotations and inputs such as benchmark yields and issuer spreads from identical or similar securities.
     Structured securities are valued utilizing price quotations obtained from broker-dealers or independent pricing services. Values are determined based upon market inputs which typically include the price of underlying financial instruments, stock market indices, foreign currencies, interest rate spreads, commodities, or the occurrence of other specific events.
     Swap contracts are valued utilizing price quotations obtained from broker-dealer counterparties or independent pricing services. Values are determined based on relevant market information on the underlying reference assets which may include credit spreads, credit event probabilities, index values, individual security values, forward interest rates, variable interest rates, volatility measures and forward currency rates.
     Forward foreign currency exchange contracts are valued utilizing current and forward currency rates obtained from independent pricing services.
     “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
     In the absence of a current price quotation obtained from an independent pricing service or broker-dealer, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of the securities’ respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest
94 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. As of March 31, 2011, the Manager determined the fair value of certain notes using internal models based on anticipated cash flows and/or residual value. The Manager fair valued certain thinly traded collateralized debt obligations using monthly broker-dealer price quotations. For certain preferred stock that does not trade, the Manager has determined the fair value of these securities using internal models utilizing manager assumptions, comparable security inputs and the company’s quarterly financial statements. Such investments have been classified as Level 3 instruments.
     There have been no significant changes to the fair valuation methodologies of the Fund during the period.
Structured Securities. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note’s market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.
Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.
As of March 31, 2011, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or
Delayed Delivery
Basis Transactions

Purchased securities	$382,792,099
Sold securities	30,035,303
95 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
The Fund may enter into “forward roll” transactions with respect to mortgage-related securities. In this type of transaction, the Fund sells a mortgage-related security to a buyer and simultaneously agrees to repurchase a similar security (same type, coupon and maturity) at a later date at a set price. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. The Fund records the incremental difference between the forward purchase and sale of each forward roll as realized gain (loss) on investments or as fee income in the case of such transactions that have an associated fee in lieu of a difference in the forward purchase and sale price.
     Forward roll transactions may be deemed to entail embedded leverage since the Fund purchases mortgage-related securities with extended settlement dates rather than paying for the securities under a normal settlement cycle. This embedded leverage increases the Fund’s market value of investments relative to its net assets which can incrementally increase the volatility of the Fund’s performance. Forward roll transactions can be replicated over multiple settlement periods.
     Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities at redelivery as compared to the securities sold to the counterparty; and counterparty credit risk.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest as of March 31, 2011 is as follows:

Cost	$145,512,957
Market Value	$11,249,301
Market Value as a % of Net Assets	0.12%
Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.
96 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Investment in Oppenheimer Master Funds. The Fund is permitted to invest in entities sponsored and/or advised by the Manager or an affiliate. Certain of these entities in which the Fund invests are mutual funds registered under the Investment Company Act of 1940 that expect to be treated as partnerships for tax purposes, specifically Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC (the “Master Funds”). Each Master Fund has its own investment risks, and those risks can affect the value of the Fund’s investments and therefore the value of the Fund’s shares. To the extent that the Fund invests more of its assets in one Master Fund than in another, the Fund will have greater exposure to the risks of that Master Fund.
     The investment objective of Oppenheimer Master Loan Fund, LLC is to seek as high a level of current income and preservation of capital as is consistent with investing primarily in loans and other debt securities. The investment objective of Oppenheimer Master Event-Linked Bond Fund, LLC is to seek a high level of current income principally derived from interest on debt securities. The Fund’s investments in the Master Funds are included in the Statement of Investments. The Fund recognizes income and gain/(loss) on its investments in each Master Fund according to its allocated pro-rata share, based on its relative proportion of total outstanding Master Fund shares held, of the total net income earned and the net gain/(loss) realized on investments sold by the Master Funds. As a shareholder, the Fund is subject to its proportional share of the Master Funds’ expenses, including their management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in the Master Funds.
Foreign Currency Translation. The Fund’s accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Trustees.
     Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.
97 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued
Participation in TALF Program. Prior to March 31, 2011, the Fund invested a portion of its assets through participation in the Term Asset-Backed Securities Loan Facility program (the “TALF Program”), a program created by the Board of Governors of the Federal Reserve System and the U.S. Department of the Treasury and operated by the Federal Reserve Bank of New York (the “New York Fed”). Under the TALF Program, the New York Fed provided loans to the Fund to purchase certain investment-grade, asset-backed securities backed by, among other assets, automobile loans, student loans, credit card loans, and Small Business Administration-guaranteed small business loans or certain commercial mortgage-backed securities (“TALF Eligible Securities”). The Fund limited its TALF borrowings to 15% of its total assets. Loans under the TALF Program were not subject to the Fund’s limitations on borrowings.
     Interest was charged to the Fund at rates based primarily on the term of each loan and the nature of the TALF Eligible Securities pledged by the Fund. The Fund also paid administrative fees on the settlement date to the New York Fed.
     The Fund has discontinued its participation in the TALF program and has no loans outstanding as of March 31, 2011.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
During the fiscal year ended September 30, 2010, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of September 30, 2010, the Fund had available for federal income tax purposes straddle losses of $1,751,319 and unused capital loss carryforwards as follows:

Expiring

2011	$294,188,800
2012	122,914,725
2016	3,243,816
2017	101,514,149
2018	238,793,506

Total	$760,654,996

98 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Of these losses, $27,330,332 are subject to loss limitation rules resulting from merger activity. These limitations generally reduce the utilization of these losses to a maximum of $12,137,845 per year.
     As of March 31, 2011, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $768,998,651, of which $6,592,336 expires in 2019. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended March 31, 2011, it is estimated that the Fund will not utilize any of capital loss carryforward to offset realized capital gains.
     Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of March 31, 2011 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$9,169,405,789
Federal tax cost of other investments	663,509,932

Total federal tax cost	$9,832,915,721

Gross unrealized appreciation	$514,297,856
Gross unrealized depreciation	(399,394,601)

Net unrealized appreciation	$114,903,255

Certain foreign countries impose a tax on capital gains which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets
99 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
1. Significant Accounting Policies Continued

and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
100 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Six Months Ended March 31, 2011		Year Ended September 30, 2010
	Shares	Amount	Shares	Amount

Class A
Sold	120,163,913	$518,333,610	235,187,068	$954,508,707
Dividends and/or distributions reinvested	34,435,130	148,198,090	78,687,221	319,054,450
Acquisition—Note 7	—	—	8,863,443	35,010,600
Redeemed	(180,919,553)	(779,783,937)	(385,392,376)	(1,557,398,242)

Net decrease	(26,320,510)	$(113,252,237)	(62,654,644)	$(248,824,485)

Class B
Sold	7,589,478	$32,868,816	17,525,083	$71,388,525
Dividends and/or distributions reinvested	1,612,847	6,964,979	3,850,628	15,678,441
Redeemed	(13,521,684)	(58,483,477)	(32,345,662)	(130,631,907)

Net decrease	(4,319,359)	$(18,649,682)	(10,969,951)	$(43,564,941)

Class C
Sold	32,481,267	$139,853,094	64,418,131	$261,204,979
Dividends and/or distributions reinvested	7,039,778	30,223,847	15,142,485	61,358,453
Redeemed	(39,907,397)	(171,557,987)	(74,160,500)	(299,209,834)

Net increase (decrease)	(386,352)	$(1,481,046)	5,400,116	$23,353,598

Class N
Sold	10,004,569	$43,205,755	17,763,889	$72,158,565
Dividends and/or distributions reinvested	1,302,096	5,606,805	2,657,542	10,806,955
Acquisition—Note 7	—	—	217,203	857,952
Redeemed	(9,108,308)	(39,265,692)	(14,973,356)	(60,618,257)

Net increase	2,198,357	$9,546,868	5,665,278	$23,205,215

Class Y
Sold	36,513,400	$157,297,855	65,083,214	$264,818,990
Dividends and/or distributions reinvested	4,444,410	19,113,560	8,615,557	34,980,121
Acquisition—Note 7	—	—	59,510,245	235,065,467
Redeemed	(26,661,613)	(114,548,655)	(53,116,318)	(214,536,892)

Net increase	14,296,197	$61,862,760	80,092,698	$320,327,686

101 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the six months ended March 31, 2011, were as follows:

	Purchases	Sales

Investment securities	$1,935,633,561	$2,506,785,625
U.S. government and government agency obligations	36,660,670	38,712,115
To Be Announced (TBA) mortgage-related securities	1,904,932,098	1,715,201,301
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $200 million	0.60
Next $4 billion	0.50
Over $5 billion	0.48
Administration Service Fees. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund’s tax returns.
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2011, the Fund paid $6,415,863 to OFS for services to the Fund.
     Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the
102 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at March 31, 2011 were as follows:

Class B	$118,890,882
Class C	44,230,967
Class N	3,925,451
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C	Class N
	Class A	Contingent	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges	Sales Charges
Six Months	Retained by	Retained by	Retained by	Retained by	Retained by
Ended	Distributor	Distributor	Distributor	Distributor	Distributor

March 31, 2011	$976,799	$13,601	$271,772	$60,256	$8,120
Waivers and Reimbursements of Expenses. Effective March 1, 2010 through October 27, 2010, the Manager voluntarily waived and/or reimbursed 0.02% of Fund expenses with respect to Class Y shares. During the six months ended March 31, 2011, the Manager waived $10,044 for Class Y shares.
     The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investments in IMMF and Master Funds. During the six months ended March 31, 2011, the Manager waived fees and/or reimbursed the Fund $2,201,264 for management fees.
103 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
4. Fees and Other Transactions with Affiliates Continued
     OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class.
     Some of these undertakings may be modified or terminated at any time; some may not be modified or terminated until after one year from the date of the current prospectus, as indicated therein.
5. Risk Exposures and the Use of Derivative Instruments
The Fund’s investment objectives not only permit the Fund to purchase investment securities, they also allow the Fund to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase, decrease, or change the level or types of exposure to market risk factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity and debt securities: they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Fund to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of effecting a similar response to market factors.
Market Risk Factors. In accordance with its investment objectives, the Fund may use derivatives to increase or decrease its exposure to one or more of the following market risk factors:
Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.
Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.
Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.
104 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.
Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.
The Fund’s actual exposures to these market risk factors during the period are discussed in further detail, by derivative type, below.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
     Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Fund’s performance.
     Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund. Typically, the associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.
Counterparty Credit Risk. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that the Manager believes to be creditworthy at the time of the transaction. As of March 31, 2011, the maximum amount of loss that the Fund would incur if the counterparties to its derivative transactions
105 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
failed to perform would be $75,990,932, which represents gross payments to be received by the Fund on these derivative contracts were they to be unwound as of period end. To reduce this risk the Fund has entered into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. master agreements, which allow the Fund to net unrealized appreciation and depreciation for certain positions in swaps, over-the-counter options, swaptions, and forward currency exchange contracts for each individual counterparty. The amount of loss that the Fund would incur taking into account these master netting arrangements would be $32,075,167 as of March 31, 2011. In addition, the Fund may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to International Swap and Derivatives Association, Inc. master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Fund.
     As of March 31, 2011 the Fund has required certain counterparties to post collateral of $10,460,315.
Credit Related Contingent Features. The Fund’s agreements with derivative counter-parties have several credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s Net Asset Value or NAV. The contingent features are established within the Fund’s International Swap and Derivatives Association, Inc. master agreements which govern certain positions in swaps, over-the-counter options and swaptions, and forward currency exchange contracts for each individual counterparty.
     As of March 31, 2011, the aggregate fair value of derivative instruments with credit related contingent features in a net liability position was $18,715,585, for which the Fund has posted collateral of $10,583,343. If a contingent feature would have been triggered as of March 31, 2011, the Fund could have been required to pay this amount in cash to its counterparties. If the Fund fails to perform under these contracts and agreements, the cash and/or securities posted as collateral will be made available to the counterparty. Cash posted as collateral for these contracts, if any, is reported on the Statement of Assets and Liabilities; securities posted as collateral, if any, are reported on the Statement of Investments.
106 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Valuations of derivative instruments as of March 31, 2011 are as follows:

	Asset Derivatives			Liability Derivatives
Derivatives Not	Statement of			Statement of
Accounted for as	Assets and			Assets and
Hedging Instruments	Liabilities Location	Value		Liabilities Location	Value

Credit contracts	Appreciated swaps, at value	$6,103,581		Appreciated swaps, at value	$6,735,648
Credit contracts	Depreciated swaps, at value	252,846		Depreciated swaps, at value	13,276,841
Equity contracts	Appreciated swaps, at value	4,236,767		Depreciated swaps, at value	3,473,663
Equity contracts	Futures margins	309,407	*	Futures margins	135,902	*
Foreign exchange contracts				Appreciated options written, at value	64,855
Foreign exchange contracts				Depreciated swaps, at value	3,258,543
Foreign exchange contracts	Investments, at value	5,386	**
Foreign exchange contracts	Unrealized appreciation on foreign currency exchange contracts	55,202,456		Unrealized depreciation on foreign currency exchange contracts	12,116,296
Interest rate contracts	Appreciated swaps, at value	4,606,915		Depreciated swaps, at value	3,087,611
Interest rate contracts	Futures margins	628,192	*	Futures margins	1,444,454	*
Volatility contracts	Appreciated swaps, at value	546,363		Depreciated swaps, at value	1,822,794

Total		$71,891,913			$45,416,607

*	Includes only the current day’s variation margin. Prior variation margin movements have been reflected in cash on the Statement of Assets and Liabilities upon receipt or payment.

**	Amounts relate to purchased options.
The effect of derivative instruments on the Statement of Operations is as follows:

Amount of Realized Gain or (Loss) Recognized on Derivatives
	Investments
	from
	unaffiliated
	companies	Closing and
Derivatives Not	(including	expiration of	Closing and
Accounted	premiums	option	expiration of	Foreign
for as Hedging	on options	contracts	futures	currency	Swap
Instruments	exercised)*	written	contracts	transactions	contracts	Total

Credit contracts	$—	$—	$—	$—	$15,124,522	$15,124,522
Equity contracts	—	—	(15,576,964)	—	17,078,231	1,501,267
Foreign exchange contracts	(4,257,377)	3,314,967	—	(35,260,968)	1,202,783	(35,000,595)
Interest rate contracts	(28,700,224)	—	(51,471,496)	—	536,236	(79,635,484)
Volatility contracts	—	—	—	—	4,024,737	4,024,737

Total	$(32,957,601)	$3,314,967	$(67,048,460)	$(35,260,968)	$37,966,509	$(93,985,553)

*	Includes purchased option contracts, purchased swaption contracts and written option contracts exercised, if any.
107 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued

Amount of Change in Unrealized Gain or (Loss) Recognized on Derivatives
				Translation
				of assets and
Derivatives Not				liabilities
Accounted		Option		denominated
for as Hedging		contracts	Futures	in foreign	Swap
Instruments	Investments*	written	contracts	currencies	contracts	Total

Credit contracts	$—	$—	$—	$—	$(7,284,429)	$(7,284,429)
Equity contracts	—	—	(45,321)	—	(6,521,853)	(6,567,174)
Foreign exchange contracts	535,690	(669,699)	—	38,908,600	1,813,352	40,587,943
Interest rate contracts	1,592,992	—	(9,558,681)	—	(6,929,671)	(14,895,360)
Volatility contracts	—	—	—	—	(53,842)	(53,842)

Total	$2,128,682	$(669,699)	$(9,604,002)	$38,908,600	$(18,976,443)	$11,787,138

*	Includes purchased option contracts and purchased swaption contracts, if any.
Foreign Currency Exchange Contracts
The Fund may enter into foreign currency exchange contracts (“forward contracts”) for the purchase or sale of a foreign currency at a negotiated rate at a future date.
     Forward contracts are reported on a schedule following the Statement of Investments. Forward contracts will be valued daily based upon the closing prices of the forward currency rates determined at the close of the Exchange as provided by a bank, dealer or pricing service. The resulting unrealized appreciation (depreciation) is reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations within the change in unrealized appreciation (depreciation). At contract close, the difference between the original cost of the contract and the value at the close date is recorded as a realized gain (loss) in the Statement of Operations.
     The Fund has purchased and sold certain forward foreign currency exchange contracts of different currencies in order to acquire currencies to pay for related foreign securities purchase transactions, or to convert foreign currencies to U.S. dollars from related foreign securities sale transactions. These foreign currency exchange contracts are negotiated at the current spot exchange rate with settlement typically within two business days thereafter.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to take a positive investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to purchase specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
108 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to take a negative investment perspective on the related currency. These forward foreign currency exchange contracts seek to increase exposure to foreign exchange rate risk.
     The Fund has entered into forward foreign currency exchange contracts with the obligation to sell specified foreign currencies in the future at a currently negotiated forward rate in order to decrease exposure to foreign exchange rate risk associated with foreign currency denominated securities held by the Fund.
     During the six months ended March 31, 2011, the Fund had daily average contract amounts on forward foreign currency contracts to buy and sell of $2,236,399,852 and $877,979,218, respectively.
     Additional associated risk to the Fund includes counterparty credit risk. Counterparty credit risk arises from the possibility that the counterparty will default.
Futures Contracts
A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts and may also buy or write put or call options on these futures contracts.
     Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund’s assets are valued.
     Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.
     Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for the variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.
     The Fund has purchased futures contracts on various bonds and notes to increase exposure to interest rate risk.
     The Fund has sold futures contracts on various bonds and notes to decrease exposure to interest rate risk.
     The Fund has purchased futures contracts on various equity indexes to increase exposure to equity risk.
109 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has sold futures contracts on various equity indexes to decrease exposure to equity risk.
     During the six months ended March 31, 2011, the Fund had an ending monthly average market value of $1,819,447,084 and $874,831,776 on futures contracts purchased and sold, respectively.
     Additional associated risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities.
Option Activity
The Fund may buy and sell put and call options, or write put and call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
     Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.
     The Fund has purchased call options on currencies to increase exposure to foreign exchange rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has purchased put options on currencies to decrease exposure to foreign exchange rate risk. A purchased put option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     The Fund has purchased call options on treasury futures to increase exposure to interest rate risk. A purchased call option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     During the six months ended March 31, 2011, the Fund had an average market value of $5,789,531 and $3,576,824 on purchased call options and purchased put options, respectively.
     Options written, if any, are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover potential obligations with respect to outstanding written options are noted in the Statement of Investments.
     The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases
110 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.
     The Fund has written put options on currencies to increase exposure to foreign exchange rate risk. A written put option becomes more valuable as the price of the underlying financial instrument appreciates relative to the strike price.
     The Fund has written call options on currencies to decrease exposure to foreign exchange rate risk. A written call option becomes more valuable as the price of the underlying financial instrument depreciates relative to the strike price.
     During the six months ended March 31, 2011, the Fund had an ending monthly average market value of $68,495 and $77,071 on written call options and written put options, respectively.
     Additional associated risks to the Fund include counterparty credit risk for over-the-counter options and liquidity risk.
Written option activity for the six months ended March 31, 2011 was as follows:

	Call Options		Put Options
	Number of	Amount of	Number of	Amount of
	Contracts	Premiums	Contracts	Premiums

Options outstanding as of September 30, 2010	2,858,000,000	$745,282	—	$—
Options written	5,357,560,000	2,610,886	5,357,560,000	2,620,276
Options closed or expired	(6,508,785,000)	(2,156,772)	(1,182,775,000)	(1,158,194)
Options exercised	(1,182,775,000)	(1,158,833)	(3,650,785,000)	(1,421,519)

Options outstanding as of March 31, 2011	524,000,000	$40,563	524,000,000	$40,563

Swap Contracts
The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.
     Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The values of swap contracts are aggregated by positive and negative values and disclosed separately on the Statement of Assets and Liabilities by contracts in unrealized appreciation and depreciation positions. Upfront payments paid or received, if any, affect the value of the respective swap. Therefore, to determine the unrealized appreciation (depreciation) on swaps, upfront payments paid should be subtracted from, while upfront payments received should be added to, the value of contracts reported as an asset on the Statement of Assets and Liabilities. Conversely, upfront payments paid should be added to, while upfront payments received should be subtracted from the value of contracts reported as a liability. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the
111 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.
     Swap contract agreements are exposed to the market risk factor of the specific underlying reference asset. Swap contracts are typically more attractively priced compared to similar investments in related cash securities because they isolate the risk to one market risk factor and eliminate the other market risk factors. Investments in cash securities (for instance bonds) have exposure to multiple risk factors (credit and interest rate risk). Because swaps require little or no initial cash investment, they can expose the Fund to substantial risk in the isolated market risk factor.
Credit Default Swap Contracts. A credit default swap is a bilateral contract that enables an investor to buy or sell protection on a debt security against a defined-issuer credit event, such as the issuer’s failure to make timely payments of interest or principal on the debt security, bankruptcy or restructuring. The Fund may enter into credit default swaps either by buying or selling protection on a single security, sovereign debt, or a basket of securities (the “reference asset”).
     The buyer of protection pays a periodic fee to the seller of protection based on the notional amount of debt securities underlying the swap contract. The seller of protection agrees to compensate the buyer of protection for future potential losses as a result of a credit event on the reference asset. The contract effectively transfers the credit event risk of the reference asset from the buyer of protection to the seller of protection.
     The ongoing value of the contract will fluctuate throughout the term of the contract based primarily on the credit risk of the reference asset. If the credit quality of the reference asset improves relative to the credit quality at contract initiation, the buyer of protection may have an unrealized loss greater than the anticipated periodic fee owed. This unrealized loss would be the result of current credit protection being cheaper than the cost of credit protection at contract initiation. If the buyer elects to terminate the contract prior to its maturity, and there has been no credit event, this unrealized loss will become realized. If the contract is held to maturity, and there has been no credit event, the realized loss will be equal to the periodic fee paid over the life of the contract.
     If there is a credit event, the buyer of protection can exercise its rights under the contract and receive a payment from the seller of protection equal to the notional amount of the reference asset less the market value of the reference asset. Upon exercise of the contract the difference between the value of the underlying reference asset and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.
112 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

     The Fund has sold credit protection through credit default swaps to increase exposure to the credit risk of individual securities and/or, indexes that are either unavailable or considered to be less attractive in the bond market.
     The Fund has purchased credit protection through credit default swaps to decrease exposure to the credit risk of individual securities and/or, indexes.
     For the six months ended March 31, 2011, the Fund had ending monthly average notional amounts of $166,347,857 and $210,606,993 on credit default swaps to buy protection and credit default swaps to sell protection, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Interest Rate Swap Contracts. An interest rate swap is an agreement between counterparties to exchange periodic payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.
     The Fund has entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate in order to increase exposure to interest rate risk. Typically, if relative interest rates rise, payments made by the Fund under a swap agreement will be greater than the payments received by the Fund.
     The Fund has entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate in order to decrease exposure to interest rate risk. Typically, if relative interest rates rise, payments received by the Fund under the swap agreement will be greater than the payments made by the Fund.
     For the six months ended March 31, 2011, the Fund, had ending monthly average notional amounts of $175,685,733 and $507,414,120 on interest rate swaps which pay a fixed rate and interest rate swaps which receive a fixed rate, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Total Return Swap Contracts. A total return swap is an agreement between counter-parties to exchange periodic payments based on asset or non-asset references. One cash flow is typically based on a non-asset reference (such as an interest rate or index) and the other on the total return of a reference asset (such as a security or a basket of securities). The total return of the reference asset typically includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.
     Total return swap contracts are exposed to the market risk factor of the specific underlying financial instrument or index. Total return swaps are less standard in structure than other types of swaps and can isolate and/or, include multiple types of market risk factors including equity risk, credit risk, and interest rate risk.
     The Fund has entered into total return swaps on various equity securities or indexes to increase exposure to equity risk. These equity risk related total return swaps require the Fund to pay a floating reference interest rate, or an amount equal to the negative price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments equal to the positive price movement of the same securities or index multiplied by the notional amount of the contract.
113 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
5. Risk Exposures and the Use of Derivative Instruments Continued
     The Fund has entered into total return swaps on various equity securities or indexes to decrease exposure to equity risk. These equity risk related total return swaps require the Fund to pay an amount equal to the positive price movement of securities or an index multiplied by the notional amount of the contract. The Fund will receive payments of a floating reference interest rate or an amount equal to the negative price movement of the same securities or index multiplied by the notional amount of the contract.
     For the six months ended March 31, 2011, the Fund had ending monthly average notional amounts of $230,349,942 and $88,029,740 on total return swaps which are long the reference asset and total return swaps which are short the reference asset, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Currency Swaps. A currency swap is an agreement between counterparties to exchange different currencies equivalent to the notional value at contract inception and reverse the exchange of the same notional values of those currencies at contract termination. The contract may also include periodic exchanges of cash flows based on a specified index or interest rate.
     The Fund has entered into currency swap contracts with the obligation to pay an interest rate on various foreign currency notional amounts and receive an interest rate on the dollar notional amount in order to take a negative investment perspective on the related currencies for which the Fund receives a payment. These currency swap contracts seek to decrease exposure to foreign exchange rate risk.
     For the six months ended March 31, 2011, the Fund had ending monthly average notional amounts of $32,623,124 on currency swaps.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the volatility of the reference investment as measured by changes in its price or level while the other cash flow is based on an interest rate or the measured volatility of a different reference investment. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movement, rather than general directional increases or decreases in its price.
     Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.
     The Fund has entered into volatility swaps to increase exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay the measured volatility and receive a fixed interest payment over the period of the
114 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

contract. If the measured volatility of the related reference investment increases over the period, the swaps will depreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will appreciate in value.
     The Fund has entered into volatility swaps to decrease exposure to the volatility risk of various reference investments. These types of volatility swaps require the fund to pay a fixed interest payment and receive the measured volatility over the period of the contract. If the measured volatility of the related reference investment increases over the period, the swaps will appreciate in value. Conversely, if the measured volatility of the related reference investment decreases over the period, the swaps will depreciate in value.
     For the six months ended March 31, 2011, the Fund had ending monthly average notional amounts of $137,065 and $794,667 on volatility swaps which pay volatility and volatility swaps which receive volatility, respectively.
     Additional associated risks to the Fund include counterparty credit risk and liquidity risk.
6. Restricted Securities
As of March 31, 2011, investments in securities included issues that are restricted. A restricted security may have a contractual restriction on its resale and is valued under methods approved by the Board of Trustees as reflecting fair value. Securities that are restricted are marked with an applicable footnote on the Statement of Investments. Restricted securities are reported on a schedule following the Statement of Investments.
7. Acquisition of MassMutual Premier Strategic Income Fund
On October 26, 2009, the Fund acquired all of the net assets of MassMutual Premier Strategic Income Fund, pursuant to an Agreement and Plan of Reorganization approved by the MassMutual Premier Strategic Income Fund shareholders on September 22, 2009. The exchange qualified as a tax-free reorganization for federal income tax purposes.
Details of the merger are shown in the following table:

	Exchange Ratio to	Shares of	Value of Issued
	One Share of the	Beneficial	Shares of	Combined Net
	MassMutual Premier	Interest Issued	Beneficial	Assets on
	Strategic Income Fund	by the Fund	Interest	October 26, 2009[1]

Class A	2.355509	8,863,443	$35,010,600	$6,097,055,173
Class B	—	—	$—	$—
Class C	—	—	$—	$—
Class N	2.371623	217,203	$857,952	$191,170,636
Class L2	2.379824	49,229,917	$194,458,173	Combined in Class Y
Class S2	2.376329	8,730,464	$34,485,333	Combined in Class Y
Class Y	2.379555	1,549,864	$6,121,961	$535,597,320

1.	The net assets acquired included net unrealized depreciation of $6,342,309 and an unused capital loss carryforward of $27,330,332, potential utilization subject to tax limitations.

2.	The Fund issued Class Y shares in exchange for Class L and Class S shares of MassMutual Premier Strategic Income Fund.
115 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
8. Pending Litigation
Since 2009, a number of lawsuits have been pending in federal courts against the Manager, the Distributor, and certain mutual funds (“Defendant Funds”) advised by the Manager and distributed by the Distributor (but not including the Fund). The lawsuits naming the Defendant Funds also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The plaintiffs seek class action status on behalf of purchasers of shares of the respective Defendant Fund during a particular time period. The lawsuits raise claims under federal securities laws alleging that, among other things, the disclosure documents of the respective Defendant Fund contained misrepresentations and omissions, that such Defendant Fund’s investment policies were not followed, and that such Defendant Fund and the other defendants violated federal securities laws and regulations. The plaintiffs seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     In 2009, what are claimed to be derivative lawsuits were filed in state court against the Manager and a subsidiary (but not against the Fund), on behalf of the New Mexico Education Plan Trust. These lawsuits allege breach of contract, breach of fiduciary duty, negligence and violation of state securities laws, and seek compensatory damages, equitable relief and an award of attorneys’ fees and litigation expenses.
     Other lawsuits have been filed since 2008 in various state and federal courts, against the Manager and certain of its affiliates. Those lawsuits were filed by investors who made investments through an affiliate of the Manager, and relate to the alleged investment fraud perpetrated by Bernard Madoff and his firm (“Madoff “). Those suits allege a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and an award of attorneys’ fees and litigation expenses. None of the suits have named the Distributor, any of the Oppenheimer mutual funds or any of their independent Trustees or Directors as defendants. None of the Oppenheimer funds invested in any funds or accounts managed by Madoff. On February 28, 2011, a Stipulation of Partial Settlement of certain of those lawsuits was filed in the U.S. District Court for the Southern District of New York. That proposed settlement is subject to final approval of the Court and the determination by the settling defendants that class members representing a sufficient proportion of the losses allegedly suffered by class members had elected to participate in the settlement. The proposed settlement does not settle any of the other outstanding lawsuits pending in other courts relating to these matters.
     The Manager believes that the lawsuits described above are without legal merit and is defending against them vigorously. The Defendant Funds’ Boards of Trustees have also engaged counsel to defend the suits brought against those Funds and the present and former Independent Trustees named in those suits. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, the Manager believes that these suits should not impair the ability of the Manager or the
116 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer funds.
9. Subsequent Event
The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of tax rules impacting the Fund. Although the Act provides a number of benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of a fund’s prior year capital loss carryovers will expire unused. In general, the provisions of the Act will be effective for the Fund’s fiscal year ending 2012. Specific information regarding the impact of the Act on the Fund will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending 2012.
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PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Householding—Delivery of Shareholder Documents
This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.
     Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.
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OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Trustees and Officers	William L. Armstrong, Chairman of the Board of Trustees and Trustee
George C. Bowen, Trustee
Edward L. Cameron, Trustee
Jon S. Fossel, Trustee
Sam Freedman, Trustee
Beverly L. Hamilton, Trustee
Robert J. Malone, Trustee
F. William Marshall, Jr., Trustee
William F. Glavin, Jr., Trustee, President and Principal Executive Officer
Arthur Steinmetz, Vice President and Portfolio Manager
Krishna Memani, Vice President and Portfolio Manager
Joseph Welsh, Vice President and Portfolio Manager
Caleb Wong, Vice President and Portfolio Manager
Sara Zervos, Ph.D., Vice President and Portfolio Manager
Arthur S. Gabinet, Secretary
Thomas W. Keffer, Vice President and Chief Business Officer
Mark S. Vandehey, Vice President and Chief Compliance Officer
Brian W. Wixted, Treasurer and Principal Financial and Accounting Officer
Robert G. Zack, Vice President

Manager	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG llp

Counsel	K&L Gates LLP

The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent registered public accounting firm.
©2011 OppenheimerFunds, Inc. All rights reserved.
119 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

PRIVACY POLICY NOTICE
As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.
Information Sources
We obtain nonpublic personal information about our shareholders from the following sources:
•	Applications or other forms

•	When you create a user ID and password for online account access

•	When you enroll in eDocs Direct, our electronic document delivery service

•	Your transactions with us, our affiliates or others

•	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited

•	When you set up challenge questions to reset your password online
If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.
We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.
If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.
We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.
Protection of Information
We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.
Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.
Right of Refusal
We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.
120 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Internet Security and Encryption
In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.
As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.
We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.
•	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.

•	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.

•	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.
Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.
How You Can Help
You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.
Who We Are
This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7) tax sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated January 16, 2004. In the event it is updated or changed, we will post an updated notice on our website at www.oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at www.oppenheimerfunds.com or call us at 1.800.525.7048.
121 | OPPENHEIMER GLOBAL STRATEGIC INCOME FUND

Item 2. Code of Ethics.
Not applicable to semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable to semiannual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable to semiannual reports.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Schedule of Investments.
a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.
b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11. Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 03/31/2011, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.
There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Global Strategic Income Fund

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/10/2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr. William F. Glavin, Jr.
Principal Executive Officer

Date:	05/10/2011

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	05/10/2011